                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4386

                            Van Kampen Tax Free Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 9/30

Date of reporting period: 12/31/05

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

PORTFOLIO OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

PAR
AMOUNT
(000)    DESCRIPTION                                                                  COUPON   MATURITY       VALUE
------   -----------                                                                  ------   --------   ------------
         CALIFORNIA MUNICIPAL BONDS 99.9%
$1,925   Alhambra, CA City Elem Sch Dist Cap Apprec Ser A (FSA Insd) (a)                  *    09/01/20   $    997,824
 2,000   Anaheim, CA Pub Fin Auth Tax Alloc Rev (Inverse Fltg) (MBIA Insd)            9.420%   12/28/18      2,319,760
 1,430   Bay Area Govt Assn CA Lease Rev Cap Proj Ser A (AMBAC Insd) (a)              5.250    07/01/17      1,547,675
 2,735   Bay Area Govt Assn CA Lease West Sacramento Ser A (XLCA Insd) (a)            5.000    09/01/29      2,825,146
 1,070   Bonita, CA Uni Sch Dist Election 2004 Ser A (MBIA Insd)                      5.250    08/01/24      1,159,473
 1,000   Bonita, CA Uni Sch Dist Election 2004 Ser A (MBIA Insd)                      5.000    08/01/28      1,050,140
 1,730   Brea & Olinda, CA Uni Sch Dist Ser A Rfdg (FSA Insd) (a)                     5.500    08/01/17      1,902,187
 1,850   Brea & Olinda, CA Uni Sch Dist Ser A Rfdg (FSA Insd) (a)                     5.500    08/01/18      2,034,130
   455   Calexico, CA Cmnty Redev Agy Tax Alloc Merged Cent Bus & Residential Ser C
         (AMBAC Insd)                                                                 5.000    08/01/28        476,690
 7,000   California Edl Fac Auth Rev Univ Of The Pacific (MBIA Insd)                  5.875    11/01/20      7,705,600
 2,000   California Infrastructure & Econ Dev Bk Rev Bay Area Toll Brdg First Lien
         Ser A (FGIC Insd)                                                            5.000    07/01/29      2,088,320
 1,050   California Spl Dist Assn Fin Corp Ctf Partn Pgm Ser DD (FSA Insd) (a)        5.625    01/01/27      1,091,758
 1,150   California St (FGIC Insd)                                                    6.250    09/01/12      1,326,099
 1,200   California St Dept Transn Ctf Ser A Rfdg (MBIA Insd)                         5.250    03/01/16      1,251,084
 2,500   California St Dept Wtr Res Pwr Supply Rev Rite Ser B (Inverse Fltg)
         (MBIA Insd) (Acquired 9/8/03, Cost $2,709,650) (a) (b)                       6.400    05/01/11      3,051,050
 2,500   California St Pub Wks Brd Lease Dept Corrections Ten Admin Ser A
         (AMBAC Insd)                                                                 5.250    03/01/17      2,686,900
 4,125   California St Pub Wks Brd Lease Rev CA St Univ Ser A Rfdg (AMBAC Insd) (a)   5.500    10/01/14      4,277,707
 7,750   California St Rfdg (FGIC Insd)                                               5.000    02/01/23      8,033,107
 1,000   California St Univ Rev & Colleges Systemwide Ser A (AMBAC Insd)              5.375    11/01/18      1,096,190
 1,000   Carson, CA Redev Agy Redev Proj Area No 1 Tax Alloc (MBIA Insd)              5.500    10/01/15      1,129,140
 2,000   Castaic Lake Wtr Agy CA Ctf Partn Wtr Sys Impt Proj Ser A Rfdg (MBIA Insd)   7.000    08/01/12      2,386,700
 3,000   Castaic Lake Wtr Agy CA Rev Ctf Partn Ser A (MBIA Insd)                      5.250    08/01/23      3,206,880

   100   Cerritos, CA Cmnty College Election 2004 Ser A (MBIA Insd)                   5.000    08/01/26        105,308
   125   Cerritos, CA Cmnty College Election 2004 Ser A (MBIA Insd)                   5.000    08/01/28        131,268
 1,205   Channel Islands Beach, CA Cmnty Svcs Dist Ctf Partn CA Spl Dist Fin Proj
         BB (Prerefunded @ 09/01/07) (FSA Insd) (a)                                   5.700    09/01/21      1,273,263
 2,000   Chula Vista, CA Pub Fin Auth Rev Ser A Rfdg (MBIA Insd)                      5.000    09/01/29      2,089,560
 1,160   Coachella, CA Fin Auth Tax Proj 1 & 2 Ser A Rfdg (XLCA Insd) (a)             5.250    12/01/30      1,231,607
 3,140   Colton, CA Jt Uni Sch Dist Election 2001 Ser C (FGIC Insd) (a) (c)           5.250    02/01/25      3,412,740
 2,500   Colton, CA Jt Uni Sch Dist Election 2001 Ser C (FGIC Insd) (c)               5.250    02/01/27      2,705,325
 3,400   Contra Costa, CA Cmnty College Election 2002 (MBIA Insd)                     5.000    08/01/29      3,567,994
 2,500   Culver City, CA Redev Agy Tax Alloc Redev Proj Ser A Rfdg (AMBAC Insd)       5.000    11/01/23      2,647,175
 2,400   Dinuba, CA Redev Agy Tax Alloc Merged City Redev Proj No 2 Rfdg
         (AMBAC Insd)                                                                 5.000    09/01/34      2,503,632
 1,000   East Bay, CA Muni Util Dist Wtr Sys Rev (MBIA Insd)                          5.000    06/01/21      1,056,740
 2,195   Elk Grove, CA Uni Sch Dist Spl Tax Cmnty Fac Dist No 1 (MBIA Insd)           5.000    12/01/35      2,304,377
 1,280   Fillmore, CA Uni Sch Dist Election 2004 Ser A (FSA Insd)                     5.000    08/01/27      1,352,320
 1,300   Folsom Cordova, CA Uni Sch Dist Sch Fac Impt Dist No 2 Ser A (MBIA Insd)     5.375    10/01/17      1,423,422
 1,360   Folsom, CA Pub Fin Auth City Hall & Cmnty Ctr Rfdg (FSA Insd) (a)            5.000    10/01/16      1,454,479
 1,480   Fontana, CA Redev Agy Tax Alloc Dwntwn Redev Proj Rfdg (MBIA Insd)           5.000    09/01/21      1,553,512
   650   Fresno, CA Jt Pwrs Fin Auth Ser A (FSA Insd)                                 5.000    06/01/17        691,951
   590   Fresno, CA Uni Sch Dist Ser C Rfdg (MBIA Insd) (a)                           5.900    08/01/17        694,731
   630   Fresno, CA Uni Sch Dist Ser C Rfdg (MBIA Insd) (a)                           5.900    08/01/18        746,689
   675   Fresno, CA Uni Sch Dist Ser C Rfdg (MBIA Insd) (a)                           5.900    08/01/19        805,964
   720   Fresno, CA Uni Sch Dist Ser C Rfdg (MBIA Insd) (a)                           5.900    08/01/20        865,159
 1,000   Fullerton, CA Sch Dist 2002 Election Ser B (FSA Insd)                        5.125    08/01/26      1,070,300
 2,000   Glendale, CA Redev Agy Tax Ctr Glendale Redev Proj (MBIA Insd)               5.250    12/01/20      2,161,800
 2,425   Glendora, CA Pub Fin Auth Tax Alloc Proj No 1 Ser A (MBIA Insd)              5.000    09/01/24      2,533,955
 5,000   Golden St Tobacco Securitization Corp CA Tobacco Settlement Rev Enhanced
         Asset Bkd Ser A (FGIC Insd)                                                  5.000    06/01/38      5,184,200
 2,230   Hanford, CA High Sch Dist Election 1998 Ser C (MBIA Insd) (a)                5.700    08/01/28      2,538,721
 1,250   Hemet, CA Uni Sch Dist Ctf Partn Nutrition Ctr Proj (Prerefunded @
         04/01/07) (FSA Insd)                                                         5.875    04/01/27      1,315,088
 2,500   Huntington Beach, CA High Election 2004 (FSA Insd)                           5.000    08/01/26      2,632,700

 2,000   Imperial Irr Dist CA Ctf Partn Elec Sys Proj (FSA Insd)                      5.250    11/01/23      2,146,460
 1,950   Imperial Irr Dist CA Ctf Partn Wtr Sys Proj (AMBAC Insd) (a)                 5.000    07/01/19      2,070,296
 2,000   Inglewood, CA Redev Agy Tax Alloc Merged Redev Proj Ser A Rfdg
         (AMBAC Insd)                                                                 5.250    05/01/23      2,242,940
 1,715   Irvine, CA Pub Fac & Infrastructure Ser B (AMBAC Insd) (a)                   5.000    09/02/23      1,770,840
 2,000   La Canada, CA Uni Sch Dist Election 2004 Ser A (MBIA Insd)                   5.500    08/01/28      2,206,180
 2,000   La Quinta, CA Fin Auth Loc Ser A (AMBAC Insd)                                5.250    09/01/24      2,165,520
 2,000   La Quinta, CA Fin Auth Loc Ser A (AMBAC Insd)                                5.000    09/01/29      2,096,620
 2,000   La Quinta, CA Redev Agy Tax Alloc Redev Proj Area No 1 (AMBAC Insd)          5.000    09/01/22      2,111,420
 1,000   Livermore-Amador Vly Wtr Mgmt Agy CA Swr Rev Ser A (AMBAC Insd)              5.250    08/01/16      1,080,430
 1,000   Long Beach, CA Bd Fin Auth Lease Rev Rainbow Harbor Refin Proj Ser A
         (AMBAC Insd)                                                                 5.250    05/01/24      1,061,230
 1,260   Long Beach, CA Bd Fin Auth Pub Lease Safety Fac Proj (AMBAC Insd) (a)        5.250    11/01/16      1,379,095
 1,545   Long Beach, CA Bd Fin Auth Pub Lease Safety Fac Proj (AMBAC Insd) (a)        5.250    11/01/20      1,665,170
 1,500   Long Beach, CA Bd Fin Auth Rev Redev Hsg & Gas Util Fin Ser A-1
         (AMBAC Insd)                                                                 5.000    08/01/35      1,552,500
 2,000   Long Beach, CA Cmnty College Dist 2002 Election Ser B (FGIC Insd)            5.000    05/01/25      2,112,120
 1,000   Los Angeles Cnty, CA Ctf Part Disney Pkg Proj Rfdg (AMBAC Insd)              4.750    03/01/23      1,014,780
 2,740   Los Angeles Cnty, CA Ctf Partn Antelope Vly Courthouse Ser A (AMBAC Insd)    5.750    11/01/16      3,012,603
 1,000   Los Angeles Cnty, CA Met Tran Auth Sales Tax Rev Prop A First Tier Sr Ser
         C Rfdg (AMBAC Insd)                                                          5.000    07/01/23      1,050,970
 1,235   Los Angeles Cnty, CA Met Tran Auth Sales Tax Rev Prop C Second Tier Sr Ser
         A Rfdg (FGIC Insd)                                                           5.000    07/01/15      1,319,721
 1,000   Los Angeles Cnty, CA Met Tran Auth Sales Tax Rev Prop C Second Tier Sr Ser
         A Rfdg (FGIC Insd)                                                           5.000    07/01/16      1,065,760
 1,265   Los Angeles Cnty, CA Schs Regionalized Business Svcs Ctf Partn Cap Apprec
         Pooled Fin Ser A (AMBAC Insd)                                                    *    08/01/24        529,605
 1,975   Los Angeles, CA Ctf Partn Real Ppty Pgm Ser T (MBIA Insd) (a)                5.000    02/01/19      2,068,181
 2,000   Los Angeles, CA Dept Wtr & Pwr Sys Ser C (MBIA Insd)                         5.000    07/01/26      2,099,560
 2,380   Los Angeles, CA Mtg Rev FHA Security 8 Asstd Proj Ser A Rfdg (MBIA Insd)     6.100    07/01/25      2,382,475
 1,375   Los Angeles, CA Spl Assmt Landscaping & Ltg Dist No 96 Ser 1
         (AMBAC Insd) (a)                                                             5.000    03/01/21      1,435,294
 1,000   Lynwood, CA Uni Sch Dist 2002 Election Ser A (FSA Insd)                      5.000    08/01/27      1,046,510
 1,500   Modesto, CA Irr Dist Ctfs Partn Cap Impts Ser A (FSA Insd)                   5.250    07/01/18      1,614,510
 1,105   Monrovia, CA Fin Auth Lease Rev Hillside Wilderness Preserve (AMBAC Insd)    5.000    12/01/20      1,174,814

 2,000   Montclair, CA Redev Agy Tax Redev Proj No V Rfdg (MBIA Insd)                 5.000    10/01/20      2,104,880
 1,000   Mount Pleasant, CA Elem Sch Dist 1998 Election Ser C (FSA Insd)              5.500    03/01/26      1,075,960
 1,570   Mountain View, CA Shoreline Tax Alloc Ser A (MBIA Insd) (a)                  5.250    08/01/16      1,695,694
 1,105   National City, CA Cmnty Dev Com Redev Proj Ser B Rfdg (AMBAC Insd)           5.250    08/01/32      1,187,787
 2,000   Natomas, CA Uni Sch Dist Rfdg (FGIC Insd)                                    5.250    09/01/16      2,136,240
 2,060   Norco, CA Redev Agy Tax Alloc Norco Redev Proj Area No 1 Rfdg (AMBAC Insd)   5.000    03/01/26      2,148,353
 1,250   North City West, CA Sch Fac Fin Auth Spl Tax Ser B Rfdg (FSA Insd)           5.750    09/01/15      1,295,738
 1,000   Novato, CA Uni Sch Dist (FSA Insd)                                           5.000    08/01/28      1,050,140
 3,915   Oak Grove, CA Sch Dist 1995 Election (FGIC Insd)                             5.250    08/01/25      4,169,788
 1,000   Oakland, CA Uni Sch Dist Alameda Cnty (FSA Insd)                             5.000    08/01/17      1,047,290
 1,300   Oceanside, CA Ctf Part Ser A Rfdg (AMBAC Insd)                               5.200    04/01/23      1,381,718
 3,025   Orange Cnty, CA Pub Fin Auth Lease Rev Juvenile Justice Ctr Fac Rfdg
         (AMBAC Insd)                                                                 5.375    06/01/17      3,320,512
 1,145   Pacifica, CA Wastewtr Rev Rfdg (AMBAC Insd)                                  5.000    10/01/25      1,201,597
 1,340   Palm Springs, CA Fin Lease Rev Convention Ctr Proj Ser A Rfdg (MBIA Insd)    5.250    11/01/19      1,459,247
 1,000   Plumas, CA Uni Sch Dist Election 2002 Ser B (FSA Insd)                       5.000    08/01/26      1,056,500
 2,020   Pomona, CA Pub Fin Auth Rev Merged Redev Proj Ser AD (MBIA Insd) (a)         5.000    02/01/15      2,152,148
 1,110   Pomona, CA Pub Fin Auth Rev Merged Redev Proj Ser AD (MBIA Insd) (a)         5.000    02/01/16      1,179,220
 1,360   Port Hueneme, CA Ctf Partn Cap Impt Pgm Rfdg (MBIA Insd)                     6.000    04/01/19      1,621,310
 1,055   Poway, CA Redev Agy Tax Alloc Paguay Redev Proj (AMBAC Insd) (a)             5.375    06/15/20      1,144,854
 3,000   Rancho Cucamonga, CA Redev Agy Rancho Redev Proj (MBIA Insd)                 5.375    09/01/25      3,216,660
 1,000   Redding, CA Elec Sys Rev Ctf Part (Inverse Fltg) (Escrowed to Maturity)
         (MBIA Insd)                                                                  9.461    07/01/22      1,390,300
 1,400   Redding, CA Redev Agy Tax Alloc Canby Hilltop Cypress Redev Ser A
         (MBIA Insd)                                                                  5.000    09/01/23      1,484,770
 2,000   Rialto, CA Spl Tax Cmnty Fac Dist 87-1 Rfdg (FSA Insd)                       5.625    09/01/18      2,071,400
 3,775   Riverside Cnty, CA Ctf Part Historic Courthouse Proj (FGIC Insd) (a)         5.000    11/01/27      3,955,596
 2,160   Roseville, CA Jt Un High Sch Election 2004 Ser A (FGIC Insd) (a)             5.000    08/01/26      2,274,653
 1,000   Sacramento, CA City Fin Auth Rev Cap Impt (AMBAC Insd)                       5.000    12/01/33      1,036,670
 1,500   San Diego Cnty, CA Ctf Part Edgemoor Proj & Regl Sys Rfdg (AMBAC Insd)       5.000    02/01/23      1,577,655
 1,500   San Francisco, CA City & Cnty Redev Fin Auth Tax Alloc San Francisco Redev
         Proj Ser A (FSA Insd)                                                        5.000    08/01/15      1,552,395
 2,000   San Francisco, CA City & Cnty Second Ser Issue 26B (FGIC Insd)               5.000    05/01/22      2,099,720
 2,675   San Jose, CA Fin Auth Lease Rev Convention Ctr Proj Ser F Rfdg (MBIA Insd)   5.000    09/01/17      2,851,951

 1,000   San Leandro, CA Ctf Part Lib & Fire Stations Fin (AMBAC Insd)                5.750    11/01/29      1,092,650
 1,000   San Leandro, CA Jt Proj Area Fin (MBIA Insd)                                 5.100    12/01/26      1,054,690
 1,340   Sanger, CA Uni Sch Dist Ctfs Cap Impt Prog (FSA Insd) (a)                    5.000    03/01/25      1,432,192
 2,000   Santa Fe Springs, CA Cmnty Dev Comm Tax Alloc Ser A Rfdg (MBIA Insd) (a)     5.375    09/01/20      2,152,500
 2,065   Santa Fe Springs, CA Cmnty Dev Comm Tax Alloc Ser A Rfdg (MBIA Insd)         5.375    09/01/21      2,222,456
 2,450   Santa Monica, CA Cmnty College Ser A Rfdg (AMBAC Insd) (a)                   5.250    02/01/23      2,634,314
 1,000   Shasta, CA Jt Pwrs Fin Auth Cnty Admin Bldg Proj Ser A (MBIA Insd)           5.250    04/01/22      1,070,480
 1,000   South Gate, CA Pub Fin Auth South Gate Redev Proj No 1 (XLCA Insd)           5.750    09/01/22      1,125,010
 1,235   Sweetwater, CA Uni High Sch Dist Ctf Partn (MBIA Insd) (a)                   5.000    09/01/19      1,315,312
 2,150   Temecula, CA Redev Agy Tax Alloc Rev Temecula Redev Proj No 1 (MBIA Insd)    5.125    08/01/27      2,250,362
 1,000   University of CA Rev Multi Purp Proj Ser M (FGIC Insd)                       5.125    09/01/17      1,066,580
 1,000   University of CA Rev Resh Fac Ser E (AMBAC Insd)                             5.000    09/01/19      1,061,230
 1,540   Vallejo City, CA Uni Sch Dist Ser A Rfdg (MBIA Insd)                         5.900    02/01/20      1,842,564
 2,000   Ventura Cnty, CA Ctf Partn Pub Fin Auth Ser I (FSA Insd)                     5.250    08/15/16      2,124,760
 2,000   Woodland, CA Fin Auth Lease Rev Cap Proj (FSA Insd)                          5.000    03/01/26      2,088,860
 3,655   Woodland, CA Fin Auth Wastewater Rev Second Sr Lien (MBIA Insd) (a)          5.000    03/01/30      3,820,206
                                                                                                          ------------
TOTAL LONG-TERM INVESTMENTS 99.9%
   (Cost $220,372,811)                                                                                     233,468,056

SHORT-TERM INVESTMENTS 1.8%
   (Cost $4,200,000)                                                                                         4,200,000
                                                                                                          -------------
TOTAL INVESTMENTS 101.7%
   (Cost $224,572,811)                                                                                     237,668,056

LIABILITIES IN EXCESS OF OTHER ASSETS (1.7%)                                                                (4,050,674)
                                                                                                          ------------
NET ASSETS 100.0%                                                                                         $233,617,382
                                                                                                          ============

     Percentages are calculated as a percentage of net assets.

*    Zero coupon bond

(a)  The Fund owns 100% of the bond issuance.

(b) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.3% of net assets.

(c)  Securities purchased on a when-issued or delayed delivery basis.

AMBAC - AMBAC Indemnity Corp.
FGIC  - Financial Guaranty Insurance Co.
FSA   - Financial Security Assurance Inc.
MBIA  - Municipal Bond Investors Assurance Corp.
XLCA  - XL Capital Assurance Inc.

Van Kampen Insured Tax Free Income Fund
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

PAR
AMOUNT
(000)               DESCRIPTION                                                     COUPON            MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
                    MUNICIPAL BONDS 97.9%
                    ALABAMA 1.4%
$      1,385        Alabama St Brd Ed Rev Calhoun Cmnty College
                    (AMBAC Insd)                                                     5.000%           05/01/21        $  1,478,044
         400        Alabama St Brd Ed Rev Calhoun Cmnty College
                    (AMBAC Insd)                                                     5.000            05/01/22             425,276
       2,255        Alabama St Brd Ed Rev George C Wallace Cmnty College
                    (AMBAC Insd) (a)                                                 5.250            07/01/23           2,448,321
       2,145        Birmingham, AL Wtrwks & Swr Brd Ser A
                    (FGIC Insd) (a)                                                  5.000            01/01/21           2,271,834
       3,590        Clarke & Mobile Cnty AL Gas Dist Rev
                    (AMBAC Insd) (a)                                                 5.250            01/01/21           3,896,622
       3,120        Huntsville, AL Hlthcare Auth Ser A (MBIA Insd)                   5.400            06/01/22           3,401,549
       2,500        Huntsville, AL Hlthcare Auth Ser A (MBIA Insd)                   5.500            06/01/27           2,727,100
                                                                                                                      ------------
                                                                                                                        16,648,746
                                                                                                                      ------------

                    ALASKA 0.4%
       2,000        Alaska St Hsg Fin Corp Gen Hsg Ser A (FGIC Insd)                 5.000            12/01/30           2,073,480
       1,000        Alaska St Hsg Fin Corp Gen Hsg Ser A (FGIC Insd)                 5.250            12/01/41           1,054,940
       1,425        Anchorage, AK Wtr Rev Rfdg (AMBAC Insd)                          6.000            09/01/19           1,559,919
                                                                                                                      ------------
                                                                                                                         4,688,339
                                                                                                                      ------------

                    ARIZONA 1.9%
       1,940        Arizona St Univ Ctf Partn Resh Infrastructure
                    Proj (AMBAC Insd)                                                5.250            09/01/23           2,100,554
       1,225        Arizona St Univ Ctf Partn Resh Infrastructure
                    Proj (AMBAC Insd)                                                5.250            09/01/24           1,324,519
       2,900        Arizona Tourism & Sports Auth Multi Purp Stad Fac
                    Ser A (MBIA Insd)                                                5.375            07/01/22           3,171,991
       5,000        Maricopa Cnty, AZ Pollutn Ctl Corp Pollutn Ctl Rev
                    El Paso Elec Co Ser A Rfdg (FGIC Insd)                           4.800            08/01/40           5,008,100
         640        Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig
                    Irvington Proj Tucson Elec Pwr Co Ser A Rfdg (FSA Insd)          7.250            07/15/10             651,059
       1,875        Scottsdale, AZ Indl Dev Hosp Scottsdale Mem Hosp
                    Ser A Rfdg (AMBAC Insd)                                          6.000            09/01/12           1,983,694
       1,750        Scottsdale, AZ Indl Dev Hosp Scottsdale Mem Hosp
                    Ser A Rfdg (AMBAC Insd)                                          6.125            09/01/17           1,856,645
       1,000        University AZ Ctf Partn Ser A (AMBAC Insd)                       5.000            06/01/23           1,053,320
       1,000        University AZ Ctf Partn Ser B (AMBAC Insd)                       5.000            06/01/22           1,055,700
       1,060        University AZ Ctf Partn Ser B (AMBAC Insd)                       5.000            06/01/24           1,114,007
         500        University AZ Ctf Partn Ser C (AMBAC Insd)                       5.000            06/01/21             529,840
       1,885        University AZ Ctf Partn Ser C (AMBAC Insd)                       5.000            06/01/22           1,989,994
                                                                                                                      ------------
                                                                                                                       21,839,423
                                                                                                                      ------------

                    ARKANSAS 0.8%
       2,500        Arkansas St Dev Fin Auth Rev St Agy Fac Donaghey
                    Plaza Proj (FSA Insd)                                            5.000            06/01/29           2,610,750
       6,265        Little Rock, AR Sch Dist Ser B Rfdg (FSA Insd)                   5.500            02/01/25           6,656,562
                                                                                                                      ------------
                                                                                                                         9,267,312
                                                                                                                      ------------

                    CALIFORNIA 17.3%
       4,000        Bay Area Govt Assn CA Rev Tax Alloc CA Redev
                    Pool Ser A (XLCA Insd)                                           5.250            09/01/35           4,235,240
       3,205        Bell, CA Cmnty Hsg Auth Lease Rev Rfdg (AMBAC Insd)              5.000            10/01/30           3,365,026
       3,310        Bell, CA Cmnty Hsg Auth Lease Rev Rfdg (AMBAC Insd)              5.000            10/01/36           3,425,254
       3,500        California Ed Fac Auth Rev Occidental College
                    Ser A (MBIA Insd)                                                5.000            10/01/36           3,675,315
       3,000        California St Pub Wks Brd UCLA Replacement Hosp
                    Ser A (FSA Insd)                                                 5.375            10/01/20           3,266,790
       3,000        California St Pub Wks Brd UCLA Replacement Hosp
                    Ser A (FSA Insd)                                                 5.000            10/01/22           3,138,750
       5,000        California Stwide Cmnty Depooled Fin Pg Ser
                    2004A (FSA Insd)                                                 5.250            10/01/24           5,395,750
       4,615        California Stwide Cmnty Dev Auth Wtr & Wastewtr
                    Rev Ser D (FSA Insd) (a)                                         5.000            10/01/26           4,886,823
       3,000        California Stwide Cmnty Pooled Fin Pg Ser
                    2004A (FSA Insd)                                                 5.000            10/01/29           3,134,940
       4,000        California Stwide Cmnty Pooled Fin Pg Ser
                    2004A (FSA Insd)                                                 5.250            10/01/34           4,246,640
       2,980        California Stwide Cmnty Pooled Fin Pg Ser
                    2004C (FSA Insd) (a)                                             5.000            10/01/29           3,109,630
       7,430        Capistrano, CA Uni Sch Dist (FGIC Insd) (a)                      5.000            09/01/25           7,818,292
       7,995        Capistrano, CA Uni Sch Dist (FGIC Insd) (a)                      5.000            09/01/26           8,404,424
       8,600        Capistrano, CA Uni Sch Dist (FGIC Insd) (a)                      5.000            09/01/27           9,026,474
       3,500        Capistrano, CA Uni Sch Dist (FGIC Insd)                          5.000            09/01/29           3,665,130
       5,000        Chino Vly Uni Sch Dist CA Election 2002
                    Ser C (MBIA Insd)                                                5.250            08/01/30           5,412,650
       3,225        Coronado, CA Cmnty Dev Agy Tax Alloc Coronado Cmnty
                    Dev Proj (AMBAC Insd)                                            5.000            09/01/30           3,361,675
         425        Earlimart, CA Elem Sch Dist Ser 1 (AMBAC Insd)                   6.700            08/01/21             556,937
      10,000        Golden St Tob Securitization Corp CA Tob Settlement
                    Rev Enhanced Asset Bkd Ser A (AMBAC Insd)                        5.000            06/01/30          10,340,800
      10,000        Golden St Tob Securitization Corp CA Tob Settlement
                    Rev Enhanced Asset Bkd Ser A (FGIC Insd)                         5.000            06/01/38          10,368,400
         265        Golden West Sch Fin Auth CA Rev Ser A Rfdg
                    (MBIA Insd) (a)                                                  5.750            08/01/19             312,469
         690        Jurupa, CA Univ Sch Dist Election 2001
                    (FGIC Insd)                                                      5.000            08/01/26             723,003
       1,190        Lancaster, CA Redev Agy Tax Alloc Comb Fire
                    Prot Fac Proj Rfdg (XLCA Insd) (a)                               5.250            12/01/18           1,289,020
       1,375        Lancaster, CA Redev Agy Tax Alloc Proj Areas
                    Sheriffs Fac (XLCA Insd) (a)                                     5.250            12/01/19           1,489,414
       3,960        Loma Linda, CA Redev Agy Tax Alloc Ser A (XLCA Insd)             5.250            07/01/30           4,217,519
       3,000        Long Beach, CA Bd Fin Auth Rev Redev Hsg & Gas
                    Util Fin Ser A1 (AMBAC Insd)                                     5.000            08/01/40           3,076,620
       5,000        Los Angeles, CA Wtr & Pwr Rev Pwr Sys Sub Ser A-1
                    (FSA Insd)                                                       5.000            07/01/40           5,201,400
      10,000        Merced, CA Irr Dist Rev Ctf Partn Elec Sys Proj
                    (XLCA Insd)                                                      5.250            09/01/36          10,539,600
       1,265        North Monterey Cnty, CA Uni Sch Dist Election 2002
                    Ser B (FGIC Insd)                                                4.750            08/01/29           1,291,831
       2,070        Pacifica, CA Wastewtr Rev Rfdg (AMBAC Insd) (a)                  5.250            10/01/23           2,237,918
       5,000        Palm Springs, CA Fin Lease Rev Convention Ctr Proj
                    Ser A (MBIA Insd)                                                5.500            11/01/29           5,557,600
       2,375        Poway, CA Ctf Partn City Office Bldg Proj
                    (AMBAC Insd)                                                     5.000            01/01/23           2,478,265
       2,250        Riverside, CA Ctfs Partn (AMBAC Insd) (a)                        5.000            09/01/23           2,355,592

       1,840        Rohnert Park, CA Swr Sys Rev Ctf Partn Spl Term
                    (AMBAC Insd)                                                     5.000            06/01/30           1,922,156
       3,200        Rohnert Park, CA Swr Sys Rev Ctf Partn Spl Term
                    (AMBAC Insd) (a)                                                 5.000            06/01/36           3,334,368
       6,235        Sacramento, CA City Fin Auth Rev Rfdg (FGIC Insd)                5.000            12/01/21           6,649,066
       3,770        San Diego Cnty, CA Ctf Partn Edgemont Proj & Regl
                    Sys Rfdg (AMBAC Insd) (a)                                        5.000            02/01/21           3,991,337
       9,085        San Jose, CA Arpt Rev Ser A Rfdg (FSA Insd)                      5.375            03/01/18           9,906,557
       3,000        San Jose, CA Redev Agy Alloc Ser A (MBIA Insd)                   5.000            08/01/25           3,155,970
       3,000        San Marcos, CA Pub Fac Auth Rev Sr Tax Increment
                    Proj Area 3-A (AMBAC Insd)                                       5.000            10/01/34           3,110,640
       1,500        San Marcos, CA Pub Fac Auth Tax Alloc Rev Proj
                    Areas No 2 & 3 Fin Proj Ser C (AMBAC Insd)                       5.000            08/01/38           1,562,265
       2,785        Santa Monica, CA Cmnty College Ser A Rfdg (AMBAC Insd)           5.000            02/01/27           2,904,309
       1,775        Sierra, CA Jt Cmnty College Impt Dist 2 Westn
                    Nevada Ser A (FGIC Insd) (a)                                     5.000            08/01/28           1,861,407
       1,960        Sierra, CA Jt Cmnty College Impt Dist 2 Westn
                    Nevada Ser A (FGIC Insd) (a)                                     5.000            08/01/29           2,053,982
       5,380        South Orange Cnty, CA Pub Fin Ladera Ranch
                    Ser A (AMBAC Insd)                                               5.000            08/15/27           5,632,968
       2,000        South Tahoe CA Jt Pwr Fin Redev Proj Area
                    No 1 Ser A Rfdg (AMBAC Insd)                                     5.000            10/01/35           2,088,540
       3,560        Southern CA Pub Pwr Auth Rev Proj Ser A
                    Rfdg (FSA Insd) (a)                                              5.000            01/01/19           3,817,174
       2,110        Val Verde, CA Uni Sch Dist Ctf Sch Constr
                    Proj Ser B Rfdg (FGIC Insd) (a)                                  5.000            01/01/22           2,216,893
       2,440        Val Verde, CA Uni Sch Dist Ctf Sch Constr
                    Proj Ser B Rfdg (FGIC Insd) (a)                                  5.000            01/01/25           2,545,091
       2,370        Val Verde, CA Uni Sch Dist Ctf Sch Constr
                    Proj Ser B Rfdg (FGIC Insd)                                      5.000            01/01/30           2,472,076
       1,850        Vallejo City, CA Uni Sch Ser A Rfdg (MBIA Insd)                  5.900            08/01/25           2,229,731
                                                                                                                      ------------
                                                                                                                       203,059,721
                                                                                                                      ------------

                    COLORADO 3.0%
       3,745        Colorado Ed & Cultural Fac Auth Rev Charter
                    Sch Aurora Academy Sch Proj Ser A Rfdg (XLCA
                    Insd) (a)                                                        5.250            02/15/34           3,979,999
       2,500        Colorado Ed & Cultural Fac Auth Rev Charter
                    Sch Bromley Sch Proj Rfdg (XLCA Insd)                            5.250            09/15/32           2,657,125
       1,000        Colorado Ed & Cultural Fac Auth Rev Charter
                    Sch Woodrow Wilson Sch Proj Ser A Rfdg (XLCA Insd)               5.250            12/01/34           1,062,320
       3,525        Denver, CO City & Cnty Arpt Rev Ser B (XLCA Insd)                5.750            11/15/18           3,934,993
       2,165        Denver, CO City & Cnty Arpt Rev Ser B (XLCA Insd)                5.750            11/15/20           2,420,990
       5,000        Denver, CO City & Cnty Arpt Rev Sys Ser A
                    (XLCA Insd)                                                      5.000            11/15/25           5,235,900
       2,505        Denver, CO City & Cnty Arpt Rev Sys Ser B (XLCA Insd)            5.750            11/15/16           2,805,525
       4,310        Denver, CO City & Cnty Arpt Rev Sys Ser B (XLCA Insd)            5.750            11/15/17           4,823,666
       2,000        Fremont Cnty, CO Ctf Partn & Impt Ser A Rfdg
                    (MBIA Insd)                                                      5.250            12/15/26           2,135,900
       1,175        Thornton, CO Ctf Partn (AMBAC Insd)                              5.375            12/01/19           1,278,071
       3,080        Thornton, CO Ctf Partn (AMBAC Insd) (a)                          5.375            12/01/21           3,335,609
       1,650        Thornton, CO Ctf Partn (AMBAC Insd)                              5.375            12/01/22           1,786,933
                                                                                                                      ------------
                                                                                                                        35,457,031
                                                                                                                      ------------

                    DISTRICT OF COLUMBIA 0.3%
       1,000        District of Columbia Ctf Partn Dist Pub
                    Safety & Emergency (AMBAC Insd)                                  5.500            01/01/19           1,090,070
       2,000        District of Columbia Ctf Partn Dist Pub
                    Safety & Emergency (AMBAC Insd)                                  5.500            01/01/20           2,181,560
                                                                                                                      ------------
                                                                                                                         3,271,630
                                                                                                                      ------------

                    FLORIDA 7.4%
       1,000        Brevard Cnty, FL Sch Brd Ctf Partn Ser A
                    (AMBAC Insd)                                                     5.400            07/01/12           1,095,940
         500        Dade Cnty, FL Aviation Rev Ser B (MBIA Insd)                     5.600            10/01/26             516,885
       1,000        Dade Cnty, FL Ed Fac Auth Rev Exchanged From
                    Univ of Miami Ser B (MBIA Insd)                                  5.750            04/01/20           1,025,860
         750        Dade Cnty, FL Wtr & Swr Sys Rev (FGIC Insd)                      5.375            10/01/16             790,312
         140        Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)                 5.950            07/01/20             148,953
       1,000        Escambia Cnty, FL Util Auth Util Sys Rev (FGIC Insd)             5.250            01/01/24           1,053,500
       1,000        Florida Intergovnmtl Fin Ser C1 (AMBAC Insd)                     5.125            02/01/31           1,034,290
         575        Florida Muni Ln Council Rev Ser B (MBIA Insd)                    5.750            11/01/14             633,098
       1,185        Florida St Brd Ed Cap Outlay Pub Ed Ser C (FGIC Insd)            5.000            06/01/23           1,250,021
       1,250        Florida St Brd Ed Lottery Rev Ser A (FGIC Insd)                  6.000            07/01/12           1,386,250
       1,000        Florida St Brd Ed Lottery Rev Ser A (FGIC Insd)                  6.000            07/01/14           1,109,000
       2,750        Florida St Brd Ed Lottery Rev Ser B (FGIC Insd)                  5.250            07/01/13           2,894,650
         750        Florida St Brd of Regt Hsg Rev (MBIA Insd)                       5.750            07/01/14             824,010
       1,365        Florida St Correctional Privatization Commn
                    Ctf Partn (MBIA Insd)                                            5.375            08/01/14           1,491,522
       1,750        Florida St Div Bd Fin Dept Gen Svc Rev Dept
                    Environmental Prot Presvtn 2000 Ser A (AMBAC Insd)               5.000            07/01/12           1,809,272
       1,500        Florida St Div Bd Fin Dept Gen Svc Rev Dept
                    Environmental Prot Presvtn 2000 Ser B (FSA Insd)                 5.250            07/01/11           1,581,120
       1,340        Gulf Breeze, FL Rev Loc Govt (FGIC Insd) (b)                     5.150            12/01/20           1,417,934
         500        Gulf Breeze, FL Rev Loc Govt (Variable Rate Coupon)
                    (FGIC Insd)                                                      5.650            12/01/20             532,650
       1,000        Indian River Cnty, FL Hosp Rev Rfdg (FSA Insd)                   6.100            10/01/18           1,039,300
       1,750        Jea, FL Wtr & Swr Sys Rev Ser A (MBIA Insd)                      5.375            10/01/30           1,788,150
       1,000        Key West, FL Util Brd Elec Rev Cap Apprec Ser D
                    (Escrowed to Maturity) (AMBAC Insd)                                  *            10/01/13             707,730
       5,000        Miami-Dade Cnty, FL Pub Fac Rev Jackson Hlth
                    Sys Ser A (MBIA Insd)                                            5.000            06/01/31           5,186,150
       5,890        Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt
                    Ser A (AMT) (CIFG Insd)                                          5.000            10/01/38           5,982,767
       1,000        Miami-Dade Cnty, FL Hlth Fac Miami Childrens Hosp
                    Ser A Rfdg (AMBAC Insd)                                          5.125            08/15/26           1,046,780
       1,000        Orange Cnty, FL Sch Brd Ctf Partn Ser A
                    (AMBAC Insd)                                                     5.250            08/01/14           1,089,850
       1,000        Orlando, FL Cmnty Redev Agy Tax Rep Drive Universal
                    Blvd Rfdg (AMBAC Insd)                                           5.125            04/01/20           1,061,630
       3,580        Palm Beach Cnty, FL Sch Brd Ctf Ser A (AMBAC Insd)               5.000            08/01/18           3,822,760
         800        Palm Beach Cnty, FL Sch Brd Ctf Ser A (AMBAC Insd)               5.125            08/01/26             838,176
       2,000        Palm Beach Cnty, FL Sch Brd Ctf Ser A Rfdg (FSA Insd)            5.000            08/01/21           2,127,560
       4,000        Palm Beach Cnty, FL Sch Brd Ctf Ser C (FSA Insd)                 5.000            08/01/21           4,208,400
       4,000        Palm Beach Cnty, FL Sch Brd Ctf Ser C (FSA Insd)                 5.000            08/01/22           4,193,560

         750        Polk Cnty, FL Sch Brd Ctf Partn Master Lease Ser A
                    (FSA Insd)                                                       5.500            01/01/16             815,775
       1,000        Port Saint Lucie, FL Spl Assmt Rev Util Svc Area
                    No 3 & 4A (MBIA Insd)                                            5.000            10/01/18           1,048,480
       1,505        Reedy Creek, FL Impt Dist FL Util Ser 1 (AMBAC Insd)             5.000            10/01/24           1,592,410
         535        Saint Johns Cnty, FL Indl Dev Auth Professional Golf
                    Proj Rfdg (MBIA Insd)                                            5.250            09/01/12             583,615
       1,000        Saint Lucie Cnty, FL Sch Brd Ctf Ser A (FSA Insd)                5.000            07/01/21           1,051,970
       3,245        Santa Rosa Bay Brdg Auth FL Rev Cap Apprec (MBIA Insd)               *            07/01/18           1,884,339
       4,000        Sunrise, FL Util Sys Rev Rfdg (AMBAC Insd)                       5.200            10/01/22           4,450,600
      10,000        Tallahassee, FL Hlth Fac Rev Tallahassee Mem Regl Med
                    Ser A Rfdg (MBIA Insd) (c)                                       6.625            12/01/13          10,126,200
       2,610        University Cent FL Ctf Partn UCF Convocation Corp
                    Ser A (FGIC Insd) (a)                                            5.000            10/01/26           2,750,940
       2,740        University Cent FL Ctf Partn UCF Convocation Corp
                    Ser A (FGIC Insd) (a)                                            5.000            10/01/27           2,881,274
       1,000        Village Ctr Cmnty Dev Dist FL Ser A (MBIA Insd)                  5.200            11/01/25           1,064,200
       3,735        Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry
                    Riddle Ser B Rfdg (AMBAC Insd)                                   5.250            10/15/19           3,988,831
       1,000        Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry
                    Riddle Ser B Rfdg (AMBAC Insd)                                   5.250            10/15/22           1,064,110
                                                                                                                      ------------
                                                                                                                        86,990,824
                                                                                                                      ------------

                    GEORGIA 5.0%
       5,845        Albany Dougherty, GA Inner City Auth Rev Albany
                    St Univ Student Hsg Ser A (XLCA Insd)                            5.000            07/01/25           6,112,643
       4,590        Bleckley-Cochran, GA Dev Auth Student Hsg Fac Rev
                    MGC Real Estate Fndtn Ser A (CIFG Insd) (a)                      5.000            07/01/25           4,814,726
      11,355        Bleckley-Cochran, GA Dev Auth Student Hsg Fac Rev
                    MGC Real Estate Fndtn Ser A (CIFG Insd) (a)                      5.000            07/01/36          11,785,582
       5,815        Douglasville-Douglas Cnty, GA Wtr & Swr Auth Rev
                    (MBIA Insd) (a)                                                  5.000            06/01/27           6,128,661
      14,530        Georgia Muni Elec Auth Pwr Rev 2005 Ser Y
                    (AMBAC Insd)                                                     6.400            01/01/13          16,588,174
       9,445        Georgia Muni Elec Auth Pwr Rev 2005 Ser Y (MBIA Insd)            6.500            01/01/17          11,243,139
         160        Georgia Muni Elec Auth Pwr Rev 2005 Ser Y
                    (Prerefunded @ 01/01/11) (AMBAC Insd)                            6.400            01/01/13             181,086
         145        Georgia Muni Elec Auth Pwr Rev 2005 Ser Y
                    (Prerefunded @ 01/01/14) (MBIA Insd)                             6.500            01/01/17             172,514
         860        Georgia Muni Elec Auth Pwr Rev Ser Y (Escrowed
                    to Maturity) (AMBAC Insd)                                        6.400            01/01/13             978,843
         410        Georgia Muni Elec Auth Pwr Rev Ser Y (Escrowed
                    to Maturity) (MBIA Insd)                                         6.500            01/01/17             487,818
                                                                                                                      ------------
                                                                                                                        58,493,186
                                                                                                                      ------------

                    ILLINOIS 12.7%
       1,715        Bolingbrook, IL Cap Apprec Ser C Rfdg
                    (MBIA Insd)                                                          *            01/01/19             956,661
       2,845        Chicago, IL Brd Ed Cap Apprec Sch Reform B 1
                    (FGIC Insd)                                                          *            12/01/19           1,515,987
       1,500        Chicago, IL Brd Ed Cap Apprec Sch Reform
                    Ser A (FGIC Insd)                                                    *            12/01/19             799,605
       1,020        Chicago, IL Brd Ed Cap Apprec Sch Reform
                    Ser A (FGIC Insd)                                                    *            12/01/25             399,616
       2,000        Chicago, IL Lakefront Millenium Pkg Fac
                    (MBIA Insd) (d)                                                0/5.700            01/01/25           2,146,200
       2,000        Chicago, IL Lakefront Millenium Pkg Fac
                    (MBIA Insd) (d)                                                0/5.750            01/01/29           2,138,640

       5,925        Chicago, IL Midway Arpt Rev Second Lien
                    Ser B Rfdg (AMBAC Insd) (a)                                      5.000            01/01/21           6,247,735
       6,220        Chicago, IL Midway Arpt Rev Second Lien
                    Ser B Rfdg (AMBAC Insd) (a)                                      5.000            01/01/22           6,535,105
       8,000        Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
                    Third Lien Ser A (FGIC Insd) (e)                                 5.000            01/01/33           8,296,480
       1,000        Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
                    Third Lien Ser A Rfdg (MBIA Insd)                                5.000            01/01/29           1,039,300
       2,840        Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
                    Third Lien Ser E Rfdg (CIFG Insd) (a)                            5.250            01/01/21           3,049,876
       2,975        Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
                    Third Lien Ser E Rfdg (CIFG Insd) (a)                            5.250            01/01/22           3,188,575
       3,120        Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
                    Third Lien Ser E Rfdg (CIFG Insd)                                5.250            01/01/23           3,339,617
       1,430        Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
                    Third Lien Ser E Rfdg (CIFG Insd)                                5.250            01/01/24           1,528,656
       5,000        Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
                    Third Lien Ser E Rfdg (CIFG Insd)                                5.000            01/01/34           5,154,600
       8,750        Chicago, IL O'Hare Intl Arpt Rev Rols RR
                    II 239-2 (Inverse Fltg) (Acquired 08/18/03,
                    Cost $9,500,313) (AMT) (FSA Insd) (f)                            7.830            01/01/20          10,596,250
      10,000        Chicago, IL O'Hare Intl Arpt Rev Rols RR
                    II 239-3 (Inverse Fltg) (Acquired 08/18/03,
                    Cost $10,760,100) (AMT) (FSA Insd) (a) (f)                       7.830            01/01/21          12,095,700
       6,000        Chicago, IL O'Hare Intl Arpt Rev Rols RR II 494-1
                    (Inverse Fltg) (Acquired 12/16/05, Cost $6,736,860)
                    (MBIA Insd) (e) (f)                                              7.170            01/01/24           6,959,760
       5,000        Chicago, IL Pk Dist Ser A (FGIC Insd) (e)                        5.000            01/01/31           5,222,100
       2,500        Chicago, IL Pk Dist Ser C (FGIC Insd)                            5.500            01/01/19           2,711,175
       3,230        Chicago, IL Proj Ser A Rfdg (FGIC Insd)                          5.375            01/01/34           3,401,933
       4,950        Chicago, IL Proj Ser A Rfdg (MBIA Insd)                          5.500            01/01/38           5,325,655
         145        Chicago, IL Proj Ser A Rfdg (AMBAC Insd)                         5.625            01/01/39             158,288
          50        Chicago, IL Proj Ser A Rfdg (Prerefunded @
                    01/01/11) (MBIA Insd)                                            5.500            01/01/38              54,985
         900        Cicero, IL Tax Increment Ser A (XLCA Insd)                       5.250            01/01/21             973,386
         290        Cook Cnty, IL Sch Dist No 100 Berwyn South
                    (FSA Insd) (a)                                                   8.200            12/01/14             380,912
         345        Cook Cnty, IL Sch Dist No 100 Berwyn South
                    (FSA Insd) (a)                                                   8.100            12/01/16             467,192
       1,215        Cook Cnty, IL Sch Dist No 100 Berwyn South
                    (Escrowed to Maturity) (FSA Insd) (a)                            8.200            12/01/14           1,609,559
       1,430        Cook Cnty, IL Sch Dist No 100 Berwyn South
                    (Escrowed to Maturity) (FSA Insd) (a)                            8.100            12/01/16           1,950,949
       2,605        Cook Cnty, IL Sch Dist No 122 Cap Apprec
                    (FGIC Insd) (a)                                                      *            12/01/17           1,543,046
       2,995        Cook Cnty, IL Sch Dist No 122 Cap Apprec
                    (FGIC Insd) (a)                                                      *            12/01/18           1,689,899
       4,210        Cook Cnty, IL Sch Dist No 122 Cap Apprec
                    (FGIC Insd) (a)                                                      *            12/01/19           2,256,813
       4,050        Cook Cnty, IL Sch Dist No 122 Cap Apprec
                    (FGIC Insd)                                                          *            12/01/20           2,063,232
       3,000        Du Page Cnty, IL Cmnty High Sch (FSA Insd)                       5.600            01/01/22           3,302,190
       1,000        Du Page Cnty, IL Cmnty High Sch Rfdg (FSA Insd)                  5.000            12/01/17           1,071,810
       1,860        Grundy Kendall & Will Cntys (AMBAC Insd)                         5.500            05/01/20           2,002,011
       1,180        Grundy Kendall & Will Cntys (AMBAC Insd)                         5.500            05/01/21           1,270,093
       2,000        Illinois Dev Fin Auth Rev Sch Dist Pgm
                    Rockford Sch 205 (FSA Insd)                                      6.650            02/01/11           2,279,920
       5,025        Illinois Dev Fin Auth Rev Sch Dist Pgm Rockford
                    Sch 205 (FSA Insd)                                               6.650            02/01/12           5,198,714

       4,800        Illinois Fin Auth Rev Swedish American Hosp
                    (AMBAC Insd)                                                     5.000            11/15/31           4,959,552
       2,000        Illinois Med Dist (MBIA Insd)                                    5.250            06/01/32           2,093,080
       3,500        Illinois Muni Elec Agy Pwr Supply Sys Rev Rfdg
                    (FSA Insd)                                                       5.000            02/01/21           3,627,855
       1,200        Lake Cnty, IL Cmnty Cons Sch Dist No 50 Woodland
                    Cap Apprec Ser B (FGIC Insd)                                         *            12/01/14             824,880
       6,790        Lake Cnty, IL Cmnty Unit Sch Dist No 60 Waukegan
                    Cap Apprec Ser A (FSA Insd)                                          *            12/01/17           3,983,761
       1,000        Madison & St Clair Cnty, IL Sch Dist No 10
                    Collinsville Rfdg (FGIC Insd)                                    5.000            02/01/21           1,061,040
       3,000        McHenry & Kane Cnty, IL Cmnty Cons Sch Dist No 158
                    Cap Apprec (FGIC Insd)                                               *            01/01/17           1,854,450
       4,000        McHenry & Kane Cnty, IL Cmnty Cons Sch Dist No 158
                    Cap Apprec (FGIC Insd)                                               *            01/01/18           2,352,960
       1,330        McHenry Cnty, IL Cmnty High Sch Dist No 154 Cap
                    Apprec (FGIC Insd)                                                   *            01/01/16             860,896
       6,000        Metropolitan Pier & Expo Auth IL Dedicated St Tax
                    Rev McCormick Pl Expn Ser A (MBIA Insd)                          5.250            06/15/42           6,309,060
         675        Peoria, IL Ser B Rfdg (FGIC Insd)                                5.000            01/01/20             719,948
       1,000        Southern IL Univ Rev Cap Apprec Hsg & Aux Ser A
                    (MBIA Insd)                                                          *            04/01/20             522,260
                                                                                                                      ------------
                                                                                                                       150,091,967
                                                                                                                      ------------

                    INDIANA 2.6%
       1,105        Indiana Bd Bk Spl Pgm Ser A (Escrowed to Maturity)
                    (AMBAC Insd)                                                     9.750            08/01/09           1,228,219
       6,745        Indiana Hlth Fac Fin Auth Hosp Rev Cmnty Proj
                    Ser A (AMBAC Insd)                                               5.000            05/01/35           6,994,160
       2,335        Lake Cnty, IN Bldg Corp First Mtg (MBIA Insd) (a)                5.750            08/01/11           2,548,302
       1,550        Marion Cnty, IN Convention & Rec Lease Rent
                    Ser A Rfdg (AMBAC Insd)                                          5.000            06/01/21           1,624,772
       1,700        New Prarie Utd Sch Bldg Corp Ind Rfdg
                    (FSA Insd) (a)                                                   5.000            07/05/18           1,811,928
       2,000        Plainfield, IN Cmnty High Sch Bldg Corp First
                    Mtg (FGIC Insd)                                                  5.000            07/15/27           2,099,000
       2,555        Plainfield, IN Cmnty High Sch Bldg Corp First
                    Mtg (FGIC Insd)                                                  5.000            07/15/28           2,675,136
       1,055        Plainfield, IN Cmnty High Sch Bldg Corp First
                    Mtg (FGIC Insd)                                                  5.000            01/15/30           1,101,125
       4,000        South Harrison, IN 2000 Sch Bldg Corp Ser A
                    (FSA Insd)                                                       5.250            01/15/25           4,311,640
       5,780        Wawasee Cmnty Sch Corp IN New Elem & Remodeling
                    Bldg Corp First Mtg Rfdg (FSA Insd) (a)                          5.000            07/15/24           6,148,764
                                                                                                                      ------------
                                                                                                                        30,543,046
                                                                                                                      ------------

                    IOWA 0.2%
       2,375        Iowa Fin Auth Hosp Fac Rev Trinity Regl Hosp
                    Proj (FSA Insd)                                                  5.750            07/01/17           2,493,702
                                                                                                                      ------------

                    LOUISIANA 2.7%
       4,065        Calcasieu Parish, LA Mem Hosp Svc Dist Hosp Rev
                    Lake Charles Mem Hosp Proj Ser A (Connie Lee Insd)               6.375            12/01/12           4,455,768
       5,530        Calcasieu Parish, LA Mem Hosp Svc Dist Hosp Rev
                    Lake Charles Mem Hosp Proj Ser A (Connie Lee Insd)               6.500            12/01/18           6,710,766
       8,345        Lafayette, LA Util Rev (MBIA Insd)                               5.250            11/01/24           8,925,395
       1,055        Louisiana Loc Govt Environment BRCC Fac Corp
                    Proj (MBIA Insd)                                                 5.375            12/01/16           1,144,211

       2,035      Louisiana Loc Govt Environment BRCC Fac
                  Corp Proj (MBIA Insd) (a)                                         5.375             12/01/17          2,201,972
       2,150      Louisiana Loc Govt Environment BRCC Fac
                  Corp Proj (MBIA Insd) (a)                                         5.375             12/01/18          2,326,407
       2,265      Louisiana Loc Govt Environment BRCC Fac
                  Corp Proj (MBIA Insd) (a)                                         5.375             12/01/19          2,450,843
       2,395      Louisiana Loc Govt Environment BRCC Fac
                  Corp Proj (MBIA Insd) (a)                                         5.375             12/01/20          2,580,253
       1,420      New Orleans, LA Home Mtg Auth Single
                  Family Mtg Rev 1985 Ser A (MBIA Insd)                                 *             09/15/16            466,413
                                                                                                                      -----------
                                                                                                                       31,262,028
                                                                                                                      -----------

                  MASSACHUSETTS 0.5%
       2,700      Massachusetts Muni Whsl Elec Co Nuclear
                  Mix 1-A (MBIA Insd)                                               5.250             07/01/13          2,937,492
         175      Massachusetts Muni Whsl Elec Co Proj No 6-A
                  (MBIA Insd)                                                       5.250             07/01/16            188,388
       2,500      Massachusetts St Dev Fin Agy Rev Boston Univ
                  Ser T-1 (AMBAC Insd)                                              5.000             10/01/39          2,595,225
                                                                                                                      -----------
                                                                                                                        5,721,105
                                                                                                                      -----------

                  MICHIGAN 3.1%
       2,650      Chippewa Valley, MI Sch Bldg & Site
                  (FSA Insd)                                                        5.000             05/01/20          2,830,147
       5,000      Detroit, MI City Sch Dist Sch Bldg &
                  Site Impt Ser A Rfdg (FSA Insd)                                   5.000             05/01/25          5,252,800
       1,400      Huron, MI Sch Dist (FSA Insd)                                     5.250             05/01/21          1,493,660
      10,000      Michigan Muni Bd Auth Rev Sch Dist City
                  of Detroit (FSA Insd)                                             5.000             06/01/19         10,596,800
       5,000      Michigan Muni Bd Auth Rev Sch Dist City
                  of Detroit (FSA Insd)                                             5.000             06/01/20          5,286,450
       2,500      Michigan St Strategic Fd Detroit Edison Conv
                  Rfdg (Variable Rate Coupon) (AMBAC Insd)                          4.850             09/01/30          2,607,750
       2,520      Southgate, MI Cmnty Sch Dist Rfdg (FGIC
                  Insd) (a)                                                         5.000             05/01/22          2,673,241
       2,675      Wayne Charter Cnty, MI Arpt Rev Ser C Rfdg
                  (FGIC Insd)                                                       5.375             12/01/17          2,899,513
       2,840      Wayne Charter Cnty, MI Arpt Rev Ser C Rfdg
                  (FGIC Insd)                                                       5.375             12/01/20          3,068,563
                                                                                                                      -----------
                                                                                                                       36,708,924
                                                                                                                      -----------

                  MISSISSIPPI 0.2%
       1,000      Harrison Cnty, MS Wastewtr Mgmt & Solid
                  Wastewtr Treatment Fac Ser A Rfdg (FGIC Insd)                     8.500             02/01/13          1,274,380
       1,050      Tupelo, MS Pub Sch Dist Rfdg (FSA Insd)                           5.000             11/01/15          1,129,506
                                                                                                                      -----------
                                                                                                                        2,403,886
                                                                                                                      -----------

                  MISSOURI 0.5%
       1,170      Mehlville, MO Sch Dist No R-9 Ctf Partn
                  Ser A (FSA Insd)                                                  5.500             03/01/16          1,265,624
       1,225      Mehlville, MO Sch Dist No R-9 Ctf Partn
                  Ser A (FSA Insd)                                                  5.500             03/01/17          1,322,731
       1,530      Saint Louis Cnty MO Regl Conv & Sports
                  Complex Auth Convtn & Sports Fac Rfdg
                  (AMBAC Insd)                                                      5.250             08/15/17          1,651,727
       1,265      Saint Louis, MO Arpt Rev Cap Impt Pgm Ser A
                  (MBIA Insd)                                                       5.375             07/01/17          1,365,605
                                                                                                                      -----------
                                                                                                                        5,605,687
                                                                                                                      -----------


                  NEBRASKA 0.3%
        3,620     Saunders Cnty, NE (FSA Insd) (a) (e)                              5.000             11/01/35          3,722,736
                                                                                                                      -----------

                  NEVADA 1.6%
        5,020     Clark Cnty, NV Arpt Rev Rols RR II 292-3
                  (Inverse Fltg) (Acquired 07/30/04, Cost
                  $5,493,386) (AMT) (FGIC Insd) (f)                                 7.323             07/01/22          5,844,485
       10,000     Director St, NV Dept Business & Ind Las
                  Vegas Monorail Proj First Tier (AMBAC Insd)                       5.625             01/01/32         10,820,500
          935     Reno, NV Cap Impt Rev (FGIC Insd)                                 5.125             06/01/26            977,253
        1,565     Reno, NV Cap Impt Rev (Prerefunded @
                  06/01/12) (FGIC Insd)                                             5.125             06/01/26          1,700,482
                                                                                                                      -----------
                                                                                                                       19,342,720
                                                                                                                      -----------

                  NEW HAMPSHIRE 0.2%
        2,500     New Hampshire St Tpk Sys Rev Ser C Rfdg
                  (Inverse Fltg) (FGIC Insd)                                       10.489             11/01/17          2,738,900
                                                                                                                      -----------

                  NEW JERSEY 0.6%
        4,000     New Jersey Econ Dev Auth Rev Motor Vehicle
                  Sur Rev Ser A (MBIA Insd)                                         5.000             07/01/23          4,234,160
        2,760     Newark, NJ Hsg Auth Port Auth Newark Marine
                  Term (MBIA Insd)                                                  5.500             01/01/28          3,041,134
                                                                                                                      -----------
                                                                                                                        7,275,294
                                                                                                                      -----------

                  NEW YORK 1.7%
        5,470     New York City Hlth & Hosp Hlth Sys Ser A
                  (FSA Insd)                                                        5.000             02/15/21          5,764,286
       10,000     New York City Sub Ser F-1 (XLCA Insd)                             5.000             09/01/22         10,568,700
        3,105     New York St Dorm Auth Rev Insd Brooklyn Law
                  Sch Ser B (XLCA Insd) (a)                                         5.375             07/01/21          3,404,664
                                                                                                                      -----------
                                                                                                                       19,737,650
                                                                                                                      -----------

                  NORTH CAROLINA  1.6%
        5,000     North Carolina Eastn Muni Pwr Agy Pwr Sys Rev
                  Ser A Rfdg (AMBAC Insd)                                           5.250             01/01/20          5,478,700
       10,000     North Carolina Muni Pwr Agy Ser A (MBIA Insd)                     5.250             01/01/18         10,775,900
        2,735     North Carolina Muni Pwr Agy Ser A (MBIA Insd)                     5.250             01/01/19          2,945,458
                                                                                                                      -----------
                                                                                                                       19,200,058
                                                                                                                      -----------

                  NORTH DAKOTA 1.2%
        5,000     Mercer Cnty, ND Pollutn Ctl Rev Antelope Vly
                  Station Rfdg (AMBAC Insd)                                         7.200             06/30/13          5,881,600
        2,400     North Dakota St Brd Higher Ed Rev Hsg & Aux Fac
                  Univ ND (FGIC Insd)                                               5.000             04/01/32          2,491,008
        5,000     Oliver Cnty, ND Pollutn Ctl Rev Square Butte
                  Elec Coop Ser A Rfdg (AMBAC Insd)                                 5.300             01/01/27          5,283,400
                                                                                                                      -----------
                                                                                                                       13,656,008
                                                                                                                      -----------

                  OHIO 0.5%
        1,000     Chillicothe, OH City Sch Dist Sch Impt
                  (FGIC Insd)                                                       5.250             12/01/26          1,084,760
        5,000     Columbus, OH City Sch Dist Sch Fac Constr &
                  Impt (FSA Insd)                                                   5.250             12/01/27          5,408,300
                                                                                                                      -----------
                                                                                                                        6,493,060
                                                                                                                      -----------

                  OKLAHOMA 3.3%
        1,000     Claremore, OK Pub Wk Auth Elec Sys Rev
                  (FSA Insd)                                                        5.000             06/01/23          1,054,910
        2,340     Claremore, OK Pub Wk Auth Util Sys Rev Rfdg
                  (FSA Insd) (a)                                                    5.000             07/01/25          2,468,021


       2,890        Jenks, OK Aquarium Auth Rev Rfdg (MBIA Insd)                    5.250             07/01/19         3,159,001
       1,480        Jenks, OK Aquarium Auth Rev Rfdg (MBIA Insd)                    5.250             07/01/33         1,596,683
       8,320        McAlester, OK Pub Wks Auth Util Cap Apprec
                    Ser A (FSA Insd)                                                    *             02/01/30         2,237,581
       5,660        Mustang, OK Impt Auth Util Rev
                    (FSA Insd)                                                      5.800             10/01/30         6,183,324
       2,020        Oklahoma City, OK Arpt Tr Jr Lien 27th
                    Ser A (FSA Insd)                                                5.000             07/01/17         2,123,303
       2,400        Oklahoma City, OK Pub Ppty Auth Hotel
                    Tax Rev (FGIC Insd)                                             5.250             10/01/29         2,594,808
       2,000        Oklahoma Colleges Brd Regt Stad Univ
                    Cent OK Ser B (AMBAC Insd)                                      5.500             06/01/24         2,213,340
       3,815        Sallisaw, OK Muni Auth Util Sys Rev
                    (XLCA Insd)                                                     5.000             01/01/25         4,006,170
       2,000        Tulsa, OK Cmnty College Rev (AMBAC Insd)                        5.500             07/01/22         2,204,920
       8,260        Tulsa, OK Tulsa Indl Auth Rev Univ
                    Tulsa Ser A (MBIA Insd)                                         5.375             10/01/31         8,785,253
                                                                                                                     -----------
                                                                                                                      38,627,314
                                                                                                                     -----------

                    OREGON 0.4%
       4,835        Oregon St Dept Admin Ser B Rfdg (MBIA Insd)                     5.250             05/01/17         5,191,049
                                                                                                                     -----------

                    PENNSYLVANIA 3.3%
       5,000        Allegheny Cnty, PA Hosp Dev Auth Rev
                    Insd Hlth Sys Ser A (MBIA Insd)                                 6.500             11/15/30         5,648,700
       4,875        Allegheny Cnty, PA Hosp Dev Auth Rev
                    Pittsburgh Mercy Hlth Sys Inc (Escrowed
                    to Maturity) (AMBAC Insd)                                       5.625             08/15/26         5,035,339
       4,000        Harrisburg, PA Auth Res Gtd Sub Ser D-2
                    (Variable Rate Coupon) (FSA Insd)                               5.000             12/01/33         4,275,520
       3,000        Lycoming Cnty, PA Auth College Rev PA
                    College of Technology (AMBAC Insd)                              5.350             07/01/26         3,188,970
       1,375        Pennsylvania St Higher Ed Fac Auth Rev St
                    Sys Higher Ed Ser P (AMBAC Insd)                                5.000             12/15/16         1,423,318
       2,990        Philadelphia, PA Gas Wks Rev 1998 Gen
                    Ordinance 4th Ser (FSA Insd)                                    5.250             08/01/18         3,206,685
       4,555        Philadelphia, PA Gas Wks Rev 1998 Gen
                    Ordinance 4th Ser (FSA Insd)                                    5.250             08/01/21         4,867,382
       1,485        Philadelphia, PA Gas Wks Rev Eighteenth Ser
                    (AGL Insd)                                                      5.250             08/01/20         1,601,365
       3,665        Philadelphia, PA Gas Wks Rev Fifth Ser A-1
                    (AGL Insd) (a)                                                  5.250             09/01/17         3,967,472
       5,000        State Pub Sch Bldg Auth PA Sch Lease
                    Philadelphia Sch Dist Proj (FSA Insd)                           5.250             06/01/26         5,352,900
                                                                                                                     -----------
                                                                                                                      38,567,651
                                                                                                                     -----------

                    SOUTH CAROLINA 1.5%
       2,050        Columbia, SC Ctf Partn Tourism Dev
                    Fee Pledge (AMBAC Insd)                                         5.250             06/01/19         2,198,748
       3,325        Columbia, SC Pkg Fac Rev Ser A
                    (CIFG Insd)                                                     5.000             02/01/37         3,431,467
       5,170        Easley, SC Util Rev Impt & Rfdg
                    (FSA Insd)                                                      5.000             12/01/34         5,419,091
       6,500        South Carolina Jobs Econ Dev Auth Indl Rev
                    Elec & Gas Co Proj Ser A (AMBAC Insd)                           5.200             11/01/27         6,918,145
                                                                                                                     -----------
                                                                                                                      17,967,451
                                                                                                                     -----------

                    SOUTH DAKOTA 1.2%
         715        Minnehaha Cnty, SD Ctf Ltd Tax (FSA Insd)                       5.000             12/01/14           772,779
         445        Minnehaha Cnty, SD Ctf Ltd Tax (FSA Insd)                       5.000             12/01/15           479,381
       1,455        Rapid City, SD Sales Tax Rev Rfdg
                    (AMBAC Insd)                                                    5.500             06/01/12         1,591,916
       5,205        South Dakota St Lease Rev Tr Ctf Ser A
                    (FSA Insd)                                                      6.625             09/01/12         5,971,644

       4,000        South Dakota St Lease Rev Tr Ctf Ser A
                    (FSA Insd)                                                      6.700             09/01/17         4,957,480
                                                                                                                     -----------
                                                                                                                      13,773,200
                                                                                                                     -----------
                    TEXAS 11.7%
       1,165        Alamo, TX Cmnty College Dist Combined
                    Fee Rfdg (FSA Insd)                                             5.000             11/01/22         1,224,543
       5,000        Brazos Riv Auth TX Rev Houston Ind Inc Proj
                    Ser C (Variable Rate Coupon) (AMBAC Insd)                       5.125             05/01/19         5,252,950
       2,000        Colorado Riv, TX Muni Wtr Dist Sys Rfdg
                    (AMBAC Insd)                                                    5.375             01/01/19         2,169,060
       3,055        Dallas Fort Worth, TX Intl Arpt Rols RR II
                    291-1 (Inverse Fltg) (Acquired 07/19/04,
                    Cost $3,448,667) (AMT) (FSA Insd) (a) (f)                       7.323             11/01/19         3,577,222
       2,000        Dallas Fort Worth, TX Intl Arpt Rols RR II
                    291-2 (Inverse Fltg) (Acquired 07/19/04,
                    Cost $2,164,480) (AMT) (FSA Insd) (a) (f)                       7.069             11/01/21         2,280,600
       4,500        Harris Cnty, TX Toll Rd Sr Lien Rfdg
                    (MBIA Insd)                                                     5.125             08/15/17         4,658,760
       4,605        Houston, TX Arpt Sys Rev Sub Lien (FSA Insd)                    5.500             07/01/17         5,001,214
       2,000        Houston, TX Arpt Sys Rev Sub Lien (FSA Insd)                    5.500             07/01/18         2,172,080
       2,000        Houston, TX Pub Impt Ser A Rfdg (MBIA Insd)                     5.375             03/01/18         2,191,380
       7,500        Houston, TX Util Sys Rev First Lien Rfdg
                    (FSA Insd)                                                      5.000             11/15/27         7,878,375
      22,500        Houston, TX Util Sys Rev First Lien
                    Ser A Rfdg (FGIC Insd)                                          5.250             05/15/23        24,193,575
      12,400        Houston, TX Wtr & Swr Sys Rev Cap Apprec
                    Ser A Rfdg (Escrowed to Maturity) (FSA Insd)                        *             12/01/20         6,374,468
       7,930        Lancaster, TX Indpt Sch Dist Rfdg (FSA Insd)                    5.750             02/15/30         8,840,523
       1,790        Laredo, TX Cmnty College Dist Combined Fee Rev
                    Bldg Rfdg (AMBAC Insd)                                          5.300             08/01/26         1,893,319
       4,665        North Harris Cnty, TX Regl Wtr Sr Lien
                    (MBIA Insd) (a)                                                 5.000             12/15/29         4,868,534
       3,000        Nueces Riv Auth TX Wtr Supply Rev Fac
                    Corpus Christi Proj Rfdg (FSA Insd)                             5.000             07/15/25         3,149,700
       2,000        Nueces Riv Auth TX Wtr Supply Rev Fac
                    Corpus Christi Proj Rfdg (FSA Insd)                             5.000             03/15/27         2,098,200
       2,220        Raven Hills, TX Higher Ed Corp Cardinal Vlg
                    Llc Lamar Univ A (MBIA Insd)                                    5.500             08/01/28         2,437,493
       2,000        San Antonio, TX Hotel Occupancy Rev Sub Lien
                    Ser A Rfdg (AMBAC Insd)                                         5.000             08/15/29         2,067,640
       1,750        Tarrant Cnty, TX Hlth Fac Dev Corp Hlth Sys Rev
                    Ser B (Escrowed to Maturity) (FGIC Insd)                        5.000             09/01/15         1,885,450
       1,060        Tarrant Regl Wtr Dist TX Impt Rfdg (FSA Insd)                   5.250             03/01/18         1,143,189
       2,000        Tarrant Regl Wtr Dist TX Impt Rfdg (FSA Insd)                   5.250             03/01/20         2,155,680
      10,000        Texas St Tpk Auth Cent TX Tpk First Tier
                    Ser A (AMBAC Insd)                                              5.500             08/15/39        10,828,600
      26,905        Texas St Tpk Auth Dallas Northtwy Rev George
                    Bush Tpk (FGIC Insd)                                            5.250             01/01/23        27,468,660
       1,800        Tyler, TX Indpt Sch Dist (FSA Insd) (a)                         5.000             02/15/27         1,885,176
                                                                                                                     -----------
                                                                                                                     137,696,391
                                                                                                                     -----------

                    UTAH 0.3%
       2,140        Murray City, UT Swr & Wtr Rev (AMBAC Insd)                      5.250             10/01/23         2,328,577
         595        Provo, UT Elec Rev 1984 Ser A Rfdg
                    (Escrowed to Maturity) (AMBAC Insd)                            10.375             09/15/15           789,821
                                                                                                                     -----------
                                                                                                                       3,118,398
                                                                                                                     -----------

                    WASHINGTON 7.6%
       4,115        Chelan Cnty, WA Sch Dist No 246 (FSA Insd)                      5.000             12/01/21         4,338,650
       2,990        Clark Cnty, WA Pub Util Dist No 001 Wtr
                    Rev (FSA Insd)                                                  5.125             01/01/20         3,157,799


       11,340       Energy Northwest WA Elec Rev Columbia
                    Generating Ser A Rfdg (FSA Insd)                                5.500           07/01/17         12,394,960
        4,500       Energy Northwest WA Elec Rev Proj No 3
                    Ser A Rfdg (FSA Insd)                                           5.500           07/01/17          4,918,635
       14,500       Energy Northwest WA Elec Rev Proj No 3
                    Ser A Rfdg (FSA Insd)                                           5.500           07/01/18         15,848,935
        5,000       Energy Northwest WA Elec Rev Proj No 3
                    Ser B Rfdg (FSA Insd)                                           6.000           07/01/16          5,648,500
        1,365       Energy Northwest WA Wind Proj (AMBAC Insd)                      5.000           07/01/23          1,419,095
        5,540       Everett, WA Wtr & Swr Rev (MBIA Insd)                           5.000           12/01/29          5,811,460
        1,215       Fife, WA Wtr & Swr Rev (MBIA Insd) (a)                          5.000           04/01/24          1,273,915
        1,975       Fife, WA Wtr & Swr Rev (MBIA Insd)                              5.125           04/01/24          1,982,979
        1,160       Fife, WA Wtr & Swr Rev (MBIA Insd) (a)                          5.000           04/01/29          1,207,247
        2,500       Goat Hill Ppty WA Lease Rev Govt Office
                    Bldg Proj (MBIA Insd)                                           5.000           12/01/33          2,584,400
        1,025       Grant Cnty, WA Pub Util Dist No 2 Rev
                    Second Ser C Rfdg (AMBAC Insd) (a)                              6.000           01/01/17          1,061,736
        2,335       Grant Cnty, WA Pub Util Dist No 2 Rev
                    Second Ser C Rfdg (Prerefunded @ 01/01/07)
                    (AMBAC Insd) (a)                                                6.000           01/01/17          2,420,811
        2,000       Port Seattle, WA Rev Inter Lien Ser A
                    Rfdg (MBIA Insd)                                                5.000           03/01/28          2,090,400
        3,000       Port Seattle, WA Rev Inter Lien Ser A
                    Rfdg (MBIA Insd)                                                5.000           03/01/35          3,117,210
        2,000       Seattle, WA Muni Lt & Pwr Rev Impt &
                    Rfdg (FSA Insd)                                                 5.500           03/01/18          2,155,680
        2,565       Snohomish Cnty, WA Pub Util 1 (FSA Insd)                        5.500           12/01/23          2,800,339
          145       Snohomish Cnty, WA Pub Util 1 (FSA Insd)                        5.000           12/01/24            150,970
        2,000       Spokane, WA Pub Fac Dist Hotel (MBIA Insd)                      5.750           12/01/25          2,239,820
        2,420       Spokane, WA Pub Fac Dist Hotel (MBIA Insd)                      5.750           12/01/26          2,710,182
        3,000       Spokane, WA Pub Fac Dist Hotel (MBIA Insd)                      5.250           09/01/33          3,162,090
        1,465       Tacoma, WA Solid Waste Util Rev Rfdg
                    (AMBAC Insd)                                                    5.375           12/01/18          1,581,804
        2,075       Tacoma, WA Solid Waste Util Rev Rfdg
                    (AMBAC Insd) (a)                                                5.375           12/01/19          2,240,440
        2,000       Washington St Econ Dev Biomedical
                    Resh Pptys II (MBIA Insd)                                       5.000           06/01/34          2,067,100
        1,600       Washington St Ser R 99A Rfdg (FGIC Insd)                        5.000           01/01/17          1,659,296
                                                                                                                  -------------
                                                                                                                     90,044,453
                                                                                                                  -------------

                    WEST VIRGINIA 0.1%
        1,530       West Virginia Econ Dev Auth Lease Rev
                    Correctional Juvenile & Pub-A (MBIA Insd)                       5.500           06/01/19          1,682,924
                                                                                                                  -------------

                    WISCONSIN 0.5%
        1,350       Plover, WI Wtr Sys Rev (AMBAC Insd) (a)                         5.400           12/01/16          1,441,152
        1,500       Plover, WI Wtr Sys Rev (AMBAC Insd) (a)                         5.500           12/01/18          1,605,810
        1,405       Racine, WI Wtrwks Rev Sys Mtg (MBIA Insd) (a)                   5.250           09/01/16          1,511,288
          750       Wilmot, WI Un High Sch Dist Ser B Rfdg (FSA Insd)               5.000           03/01/23            801,285
                                                                                                                  -------------
                                                                                                                      5,359,535
                                                                                                                  -------------

                    PUERTO RICO 0.3%
        3,000       Puerto Rico Indl Tourist Ed Med & Environmental
                    Ctl Fac Hosp Aux (MBIA Insd)                                    6.250           07/01/16          3,037,260
                                                                                                                  -------------

TOTAL LONG-TERM INVESTMENTS   97.9%
 (Cost $1,096,445,434)                                                                                            1,151,778,609

SHORT-TERM INVESTMENTS  3.4%
 (Cost $40,265,000)                                                                                                  40,265,000
                                                                                                                  -------------



TOTAL INVESTMENTS  101.3%
 (Cost $1,136,710,434)                                                                                         1,192,043,609

LIABILITIES IN EXCESS OF OTHER ASSETS (1.3%)                                                                     (15,236,243)
                                                                                                              --------------

NET ASSETS  100.0%                                                                                            $1,176,807,366
                                                                                                              --------------

                      Percentages are calculated as a percentage
                      of net assets.
*                     Zero coupon bond
(a)                   The Fund owns 100% of the bond issuance.
(b)                   Security converts to a fixed coupon rate at
                      a predetermined date.
(c)                   All or a portion of this security has been
                      physically segregated in connection with open
                      futures contracts.
(d)                   Security is a "step-up" bond where the coupon
                      increases or steps up at a predetermined date.
(e)                   Securities purchased on a when-issued or delayed
                      delivery basis.
(f)                   These securities are restricted and may be resold
                      only in transactions exempt from registration which
                      are normally those transactions with qualified
                      institutional buyers. Restricted securities
                      comprise 3.5% of net assets.
AGL                 - Assured Guaranty Ltd.
AMBAC               - AMBAC Indemnity Corp.
AMT                 - Alternative Minimum Tax
CIFG                - CDC IXIS Financial Guaranty
Connie Lee          - Connie Lee Insurance Co.
FGIC                - Financial Guaranty Insurance Co.
FSA                 - Financial Security Assurance Inc.
MBIA                - Municipal Bond Investors Assurance Corp.
XLCA                - XL Capital Assurance Inc.

Future contracts outstanding as of December 31, 2005:

                                                                                                                UNREALIZED
                                                                                                              APPRECIATION/
                                                                                            CONTRACTS          DEPRECIATION
SHORT CONTRACTS:
                    U.S. Treasury Notes 5-Year Futures March 2006
                    (Current Notional Value of $106,344 per contract)                           3,006         $ (830,140.00)
                                                                                            ---------         --------------

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

PAR
AMOUNT
 (000)   DESCRIPTION                          COUPON   MATURITY      VALUE
------   -----------                          ------   --------   ------------
         MUNICIPAL BONDS 97.3%
         ALABAMA 5.4%
$1,260   Dothan Houston Cnty, AL Arpt Auth
         (AMT) (MBIA Insd) (a)                5.400%   12/01/15   $  1,348,225
 1,890   Elmore Cnty, AL Ltd Oblig Sch Wts
         (FSA Insd) (a)                       5.000    02/01/20      2,009,769
 1,505   Greenville, AL Wts Rfdg (XLCA
         Insd)                                5.000    01/01/18      1,605,534
 1,000   Jefferson Cnty, AL Ltd Oblig Ser A   5.000    01/01/07      1,015,440
   200   West Jefferson Cnty, AL Amusement
         & Pub Park Auth (Prerefunded @
         12/01/06)                            7.500    12/01/08        209,882
                                                                  ------------
                                                                     6,188,850
                                                                  ------------

         ARIZONA 2.1%
 1,000   Arizona St Univ Rev Sys Rfdg
         (AMBAC Insd)                         5.000    07/01/20      1,069,030
   800   Maricopa Cnty, AZ Uni Sch Impt
         Proj of 2002 Ser B (FSA Insd)        5.250    07/01/16        877,520
   480   Pima Cnty, AZ Indl Dev Auth Indl
         Rev Lease Oblig Irvington Proj
         Tucson Ser A Rfdg (FSA Insd)         7.250    07/15/10        488,294
                                                                  ------------
                                                                     2,434,844
                                                                  ------------

         ARKANSAS 2.2%
 1,000   Arkansas St Fed Hwy Grant Antic
         Ser A                                5.500    08/01/06      1,013,350
   500   University of AR Rev Pine Bluff
         Campus Ser A Rfdg (AMBAC Insd) (a)   5.000    12/01/17        541,745
   950   University of AR Rev UALR Cap
         Impt Ser B (FSA Insd)                4.500    12/01/19        979,915
                                                                  ------------
                                                                     2,535,010
                                                                  ------------

         CALIFORNIA 5.4%
 1,090   California Edl Fac Auth Rev
         Occidental College Ser A (MBIA
         Insd) (a)                            5.000    10/01/20      1,171,314
 1,000   California St (AMBAC Insd) (b)       6.400    09/01/08      1,078,850
 1,500   California St Dept Wtr Res Pwr
         Ser A (Prerefunded @ 05/01/12)
         (AMBAC Insd)                         5.375    05/01/18      1,665,315
   700   California Statewide Cmntys Dev
         Auth Rev Daughters of Charity
         Hlth Ser F                           5.000    07/01/08        720,377
   385   Fairfield Suisun, CA Uni Sch
         Election 2002 (MBIA Insd)            5.250    08/01/18        421,571
 1,100   Santa Clara, CA Elec Rev Sub Ser
         A (MBIA Insd)                        5.250    07/01/20      1,194,303
                                                                  ------------
                                                                     6,251,730
                                                                  ------------

         COLORADO 3.5%
   150   Colorado Hlth Fac Auth Rev Sr
         Living Fac Eaton Ter Ser A           6.800    07/01/09        155,200

 1,560   Colorado Springs, CO Utils Rev
         Sys Sub Lien Impt Ser A              5.000    11/15/19      1,668,560
 1,000   Denver, CO City & Cnty Arpt Rev
         Ser D Rfdg (AMT) (FSA Insd)          5.500    11/15/12      1,073,740
 1,000   Weld & Adams Cntys, CO Sch Dist
         (FSA Insd)                           5.000    12/15/21      1,067,280
                                                                  ------------
                                                                     3,964,780
                                                                  ------------

         CONNECTICUT 1.2%
 1,000   Connecticut St Hlth & Edl Fac
         Auth Rev Griffin Hosp Ser B
         (Radian Insd)                        5.000    07/01/11      1,059,080
   145   Mashantucket Western Pequot
         Tribe, 144A - Private Placement
         (Escrowed to Maturity) (c)           6.500    09/01/06        148,104
   215   New Haven, CT Indl Fac Rev Adj
         Govt Ctr Thermal Energies (AMT)      7.250    07/01/09        216,142
                                                                  ------------
                                                                     1,423,326
                                                                  ------------

         DISTRICT OF COLUMBIA 0.9%
 1,000   District of Columbia Rev
         Friendship Pub Charter Sch Inc
         (ACA Insd) (a)                       5.000    06/01/13      1,050,380
                                                                  ------------

         FLORIDA 4.7%
 1,000   Brevard Cnty, FL Sch Brd Ctfs Ser
         B Rfdg (FGIC Insd)                   5.000    07/01/20      1,061,380
 2,000   Broward Cnty, FL Arpt Sys Rev Ser
         E Rfdg (AMT) (MBIA Insd) (b)         5.375    10/01/13      2,098,160
   140   Lee Cnty, FL Indl Dev Auth Econ
         Rev Encore Nursing Ctr Part Rfdg     8.125    12/01/07        140,136
    40   Orange Cnty, FL Hlth Fac Auth Rev
         First Mtg Orlando Lutheran Twr
         Rfdg (Escrowed to Maturity)          8.125    07/01/06         40,915
   250   Orange Cnty, FL Hlth Fac Auth Rev
         First Mtg Orlando Lutheran Twr
         Rfdg (Prerefunded @ 07/01/06)        8.625    07/01/20        263,405
 1,500   Orange Cnty, FL Sch Brd Ctf Ser A
         (AMBAC Insd)                         5.250    08/01/14      1,634,775
   210   Volusia Cnty, FL Indl Dev Auth
         Bishops Glen Proj Rfdg (Escrowed
         to Maturity)                         7.125    11/01/06        214,040
                                                                  ------------
                                                                     5,452,811
                                                                  ------------

         GEORGIA 0.2%
   230   Forsyth Cnty, GA Hosp Auth Rev
         Antic Ctfs GA Baptist Hlthcare
         Sys Proj (Escrowed to Maturity)      6.000    10/01/08        239,218
                                                                  ------------

         ILLINOIS 5.3%
   100   Bedford Park, IL Tax Increment
         Rev 71st & Cicero Proj Rfdg
         (Escrowed to Maturity)               7.000    01/01/06        100,008
   545   Clay Cnty, IL Hosp Rev
         (Prerefunded @ 12/1/08) (a)          5.500    12/01/10        552,913
   500   Hodgkins, IL Tax Increment Rev Sr
         Lien Rfdg                            5.000    01/01/14        525,215
    99   Huntley, IL Spl Svc Area No 7 Spl
         Tax                                  6.000    03/01/09        100,793
   500   Illinois Fin Auth Rev Landing at
         Plymouth Pl Proj Ser A               5.250    05/15/14        497,895
 1,010   Illinois Fin Auth Student Hsg Rev
         MJH Ed Assistance IV Sr Ser A (a)    5.000    06/01/09      1,037,563
 1,000   Illinois Fin Auth Student Hsg Rev
         MJH Ed Assistance IV Sr Ser A        5.500    06/01/19      1,056,120

   500   Lincolnshire, IL Spl Svc Area
         Sedgebrook Proj                      5.000    03/01/11        512,895
   180   Peoria, IL Spl Tax Weaverridge
         Spl Svc Area                         7.625    02/01/08        189,504
   461   Pingree Grove Village, IL Spl Svc
         Area No 1 Spl Tax Ser 05-1
         Cambridge Lakes Proj                 5.250    03/01/15        465,813
 1,000   Round Lake Beach, IL Tax             4.650    12/15/13      1,010,280
                                                                  ------------
                                                                     6,048,999
                                                                  ------------

         INDIANA 2.2%
 1,000   Allen Cnty, IN Juvenile Justice
         Ctr First Mtg (AMBAC Insd)           5.500    01/01/18      1,090,300
 1,400   Indiana Bd Bk Spl Prog Hendricks
         Redev Ser B (Prerefunded @
         02/01/07)                            6.000    02/01/12      1,467,312
                                                                  ------------
                                                                     2,557,612
                                                                  ------------

         KANSAS 2.2%
   500   Burlington, KS Envrn Impt Rev        4.750    09/01/15        508,130
   500   Kansas St Dev Fin Auth Hlth Facs
         Rev Hays Med Ctr Inc Ser L           5.250    11/15/16        537,410
 1,000   Shawnee Cnty, KS Sch Dist 501
         Topeka                               5.000    02/01/20      1,054,620
   320   Wyandotte Cnty, KS City KS Univ
         Brd of Public Utility Office Bldg
         Complex Proj (MBIA Insd)             5.000    05/01/11        341,910
   100   Wyandotte Cnty, KS City KS Univ
         Brd of Public Utility Office Bldg
         Complex Proj (MBIA Insd)             5.000    05/01/12        106,328
                                                                  ------------
                                                                     2,548,398
                                                                  ------------

         KENTUCKY 1.0%
 1,000   Louisville & Jefferson Cnty, KY
         Ser C (AMT) (FSA Insd)               5.500    07/01/17      1,085,940
                                                                  ------------

         MARYLAND 1.0%
   625   Maryland St Econ Dev Corp Univ MD
         College Park Proj                    5.750    06/01/13        686,306
   500   Prince Georges Cnty, MD Spl Oblig
         Natl Harbor Proj                     4.700    07/01/15        499,050
                                                                  ------------
                                                                     1,185,356
                                                                  ------------

         MASSACHUSETTS 0.2%
    35   Massachusetts St Indl Fin Agy
         East Boston Neighborhood Proj        7.250    07/01/06         35,007
   140   Massachusetts St Indl Fin Agy Rev
         Gtr Lynn Mental Hlth (Acquired
         06/24/1998, Cost $140,000) (d)       6.200    06/01/08        148,124
                                                                  ------------
                                                                       183,131
                                                                  ------------

         MICHIGAN 2.9%
 1,000   Brighton, MI Area Sch Dist Rfdg
         (a)                                  5.250    05/01/18      1,083,370
 1,000   Brighton, MI Area Sch Dist Rfdg      5.250    05/01/20      1,082,700
   335   John Tolfree Hlth Sys Corp MI Mtg
         Rev Rfdg                             5.450    09/15/06        337,445
   500   Kent Hosp Fin Auth MI Rev Met
         Hosp Proj Ser A                      5.000    07/01/09        515,285

   250   Michigan St Strategic Fd Ltd
         Oblig United Waste Sys Proj (AMT)    5.200    04/01/10        261,062
                                                                  ------------
                                                                     3,279,862
                                                                  ------------

         MINNESOTA 0.1%
    50   Minneapolis, MN Multi-Family Rev
         Hsg Belmont Apts Proj (AMT) (a)      7.000    11/01/06         50,156
                                                                  ------------

         MISSOURI 8.2%
   500   Carthage, MO Hosp Rev                4.000    04/01/07        500,385
   610   Ferguson, MO Tax Increment Rev
         Crossing at Halls Ferry Rfdg (a)     5.500    04/01/14        629,740
 1,350   Kansas City, MO Indl Dev Auth
         Plaza Lib Proj                       6.000    03/01/16      1,414,166
   500   Kirkwood, MO Sch Dist Edl Fac
         Auth Leasehold Rev Kirkwood Sch
         Dist R-7 Proj Ser B (MBIA Insd)      5.000    02/15/17        539,200
 1,000   Macon, MO Ctfs Partn (MBIA Insd)     5.250    08/01/17      1,053,810
   830   Missouri St Dev Fin Brd Fac Rev
         Pub Safety Proj Ser A (a)            5.000    03/01/11        868,255
 2,125   O' Fallon, MO Ctfs Partn (MBIA
         Insd) (a)                            5.375    02/01/18      2,291,494
 2,000   Saint Charles, MO Ctf Partn Ser B    5.500    05/01/18      2,119,180
                                                                  ------------
                                                                     9,416,230
                                                                  ------------

         MONTANA 0.2%
   210   Crow Fin Auth, MT Tribal Purp Rev
         (Acquired 12/11/1997, Cost
         $210,000) (d)                        5.400    10/01/07        215,359
                                                                  ------------

         NEBRASKA 0.9%
 1,000   Dodge Cnty, NE Sch Dist 001 Rfdg
         (FSA Insd)                           5.000    12/15/18      1,069,680
                                                                  ------------

         NEW JERSEY 8.6%
 1,000   Casino Reinvestment Dev Auth NJ
         Hotel Room Fee Rev (AMBAC Insd)      5.250    01/01/20      1,096,150
 1,400   Essex Cnty, NJ Impt Auth Lease
         Gtd Cnty Correctional Fac Proj
         (Prerefunded @10/01/10) (FGIC
         Insd)                                5.750    10/01/30      1,540,280
   460   Middlesex Cnty, NJ Impt Auth
         Street Student Hsg Proj Ser A        2.500    08/15/06        456,849
 1,000   Morris Union Jointure Cmnty NJ
         Ctfs Part (Radian Insd)              5.250    05/01/20      1,071,560
   400   New Jersey Econ Dev Auth First
         Mtg Winchester Ser A Rfdg            3.000    11/01/06        396,432
 1,500   New Jersey Econ Dev Auth Rev
         Cigarette Tax                        5.500    06/15/16      1,628,565
   415   New Jersey Hlthcare Fac Fin Auth
         Rev Christ Hosp Group Issue
         (Escrowed to Maturity) (Connie
         Lee Insd)                            7.000    07/01/06        422,644
 1,000   New Jersey Hlthcare Fac Fin Auth
         Rev St Clare's Hosp Inc A Rfdg
         (Radian Insd)                        5.250    07/01/20      1,070,740
 1,000   New Jersey Hlthcare Fac Fin Auth
         Rev Virtua Hlth Issue (FSA Insd)     5.250    07/01/10      1,059,220
   455   Rahway, NJ Ctfs Partn (MBIA Insd)    5.500    02/15/16        494,967
   565   Rahway, NJ Ctfs Partn (MBIA Insd)    5.600    02/15/17        615,873
                                                                  ------------
                                                                     9,853,280
                                                                  ------------

         NEW MEXICO 1.5%
 1,000   Jicarilla, NM Apache Nation Rev
         Ser A (Acquired 10/23/2003, Cost
         $1,020,380) (d)                      5.500    09/01/23      1,068,470

   700   Jicarilla, NM Apache Nation Rev
         Ser A (Acquired 10/23/2003, Cost
         $728,707) (d)                        4.000    09/01/08        706,188
                                                                  ------------
                                                                     1,774,658
                                                                  ------------

         NEW YORK 4.1%
   205   Brookhaven, NY Indl Dev Agy Sr
         Residential Hsg Rev Woodcrest
         Estates Fac Ser A (AMT)              5.875    12/01/09        210,242
 1,000   Long Island Pwr Auth NY Elec Gen
         Ser C                                5.500    09/01/17      1,088,180
   500   New York City Indl Dev Agy Rev
         Liberty 7 World Trade Ctr Ser A      6.250    03/01/15        512,520
   780   New York City Indl Dev Agy Spl
         Fac Rev Terminal One Group Assn
         Proj                                 5.000    01/01/10        806,107
   480   New York City Ser A                  7.000    08/01/07        497,026
    20   New York City Ser A (Prerefunded
         @ 08/01/06)                          7.000    08/01/07         20,727
   500   New York St Dorm Auth Rev Mt
         Sinai NYU Hlth Ser C                 5.000    07/01/11        507,630
     5   Niagara Falls, NY Pub Impt (MBIA
         Insd)                                6.900    03/01/20          5,031
 1,000   Tobacco Settlement Fin Corp NY
         Ser C-1                              5.250    06/01/13      1,043,180
                                                                  ------------
                                                                     4,690,643
                                                                  ------------

         NORTH CAROLINA 1.5%
   630   North Carolina Eastn Mun Pwr Agy
         Pwr Sys Rev Ser D                    6.450    01/01/14        690,845
 1,000   North Carolina Muni Pwr Agy Ser A
         (MBIA Insd)                          5.250    01/01/19      1,076,950
                                                                  ------------
                                                                     1,767,795
                                                                  ------------

         OHIO 5.3%
   500   Adams Cnty Hosp Fac Impt Rev Proj    6.250    09/01/20        502,825
   500   Athens Cnty, OH Hosp Facs Rev &
         Impt O' Bleness Mem Ser A Rfdg       6.250    11/15/13        526,640
 1,370   Cleveland, OH Non Tax Rev
         Cleveland Stadium Proj Rfdg
         (AMBAC Insd)                         5.125    12/01/20      1,472,709
   500   Dayton, OH Spl Fac Rev Afco Cargo
         Day LLC Proj (AMT)                   6.000    04/01/09        489,390
 1,000   Ohio Mun Elec Generation Agy Jt
         Venture 5 Ctfs Ben Int Rfdg
         (AMBAC Insd)                         5.000    02/15/21      1,057,010
 1,160   Sugarcreek, OH Loc Sch Dist Sch
         Impt Rfdg (MBIA Insd) (a)            5.250    12/01/18      1,264,957
   775   Toledo, OH Swr Sys Rev (AMBAC
         Insd)                                5.000    11/15/18        830,064
                                                                  ------------
                                                                     6,143,595
                                                                  ------------

         OKLAHOMA 0.9%
 1,000   University of OK Rev Multiple Fac
         (MBIA Insd)                          5.000    06/01/19      1,068,270
                                                                  ------------

         OREGON 4.2%
 2,575   Emerald Peoples Util Dist OR Ser
         A Rfdg (FSA Insd) (a)                5.250    11/01/16      2,813,085
   885   Oregon St Dept Admin Svcs Lottery
         Rev Ser B (FSA Insd)                 5.000    04/01/18        948,561
 1,000   Port Morrow, OR Pollutn Ctl
         Portland Gen A Rfdg                  5.200    05/01/33      1,035,900
                                                                  ------------
                                                                     4,797,546
                                                                  ------------

         PENNSYLVANIA 10.4%
   250   Allegheny Cnty, PA Redev Auth Rev
         Pittsburgh Mills Proj                5.100    07/01/14        258,093

 1,220   Canon McMillan Sch Dist PA Ser A
         Rfdg (MBIA Insd)                     5.000    12/15/15      1,314,587
   500   Delaware Cnty, PA Indl Dev Auth
         Rev Res Recovery Fac Ser A Rfdg      6.100    07/01/13        526,950
   500   Montgomery Cnty, PA Indl Dev Auth
         Rev Mtg Whitemarsh Cont Care Proj    6.000    02/01/21        524,220
 1,150   Philadelphia, PA Gas Wks Rev
         Eighteenth Ser                       5.250    08/01/18      1,242,529
   900   Philadelphia, PA Gas Wks Rev
         Third Ser (FSA Insd)                 5.000    08/01/10        954,369
 2,000   Philadelphia, PA Redev Auth Rev
         Neighborhood Trans Ser A (FGIC
         Insd)                                5.500    04/15/16      2,176,300
 1,500   Springfield, PA Sch Dist DE Ser A
         (FGIC Insd)                          5.000    03/15/20      1,594,815
 1,090   Wilson, PA Area Sch Dist (FGIC
         Insd)                                5.125    03/15/17      1,169,080
 2,070   York Cnty, PA Sch Technology
         (FGIC Insd)                          5.375    02/15/16      2,262,282
                                                                  ------------
                                                                    12,023,225
                                                                  ------------

         RHODE ISLAND 0.1%
   150   Rhode Island St Econ Dev Grant
         Antic RI Dept Trans Ser A (FSA
         Insd)                                5.000    06/15/15        161,150
                                                                  ------------

         SOUTH CAROLINA 1.9%
 1,020   Berkeley Cnty, SC Impt & Rfdg
         (FSA Insd)                           5.000    09/01/17      1,093,705
 1,065   Lexington, SC Wtr & Swr Rev &
         Impt Comb Ser A Rfdg (MBIA Insd)
         (a)                                  5.000    04/01/14      1,132,787
                                                                  ------------
                                                                     2,226,492
                                                                  ------------

         SOUTH DAKOTA 1.4%
 1,515   Minnehaha Cnty, SD Ctfs Ltd Tax
         (FSA Insd)                           5.000    12/01/18      1,622,868
                                                                  ------------

         TENNESSEE 1.8%
   495   Chattanooga, TN Hlth Edl Hsg Fac
         CDFI Phase I LLC Proj Ser A Rfdg     5.000    10/01/15        505,890
   700   Franklin, TN Spl Sch Dist Cap
         Apprec (FSA Insd)                        *    06/01/15        472,696
 1,000   Gatlinburg, TN Pub Bldg Auth Rfdg
         (AMBAC Insd)                         5.750    12/01/11      1,113,670
                                                                  ------------
                                                                     2,092,256
                                                                  ------------

         TEXAS 2.7%
   395   Brazos Riv Auth TX Pollutn Ctl
         Rev Adj TXU Elec Co Proj Ser C
         Rfdg (AMT)                           5.750    05/01/36        417,081
   500   Hidalgo Cnty, TX Hlth Svcs
         Mission Hosp Inc Proj                5.000    08/15/13        515,730
   350   Hidalgo Cnty, TX Hlth Svcs
         Mission Hosp Inc Proj                5.000    08/15/19        354,998
 1,000   Lower Colorado Riv Auth TX LCRA
         Svcs Corp Proj Rfdg (FGIC Insd)      5.000    05/15/17      1,053,580
   500   Mesquite, TX Hlth Facs Dev
         Retirement Christian Care            5.000    02/15/15        510,295
   300   San Antonio, TX Hsg Fin Corp
         Multi-Family Hsg Rev Beverly Oaks
         Apt Proj Ser A (a)                   7.500    02/01/10        290,640
                                                                  ------------
                                                                     3,142,324
                                                                  ------------

         UTAH 0.0%
    15   Utah St Hsg Fin Agy Single Family
         Mtg Mezz Ser A (AMT) (FHA/VA Gtd)    7.150    07/01/12         15,001
                                                                  ------------

         VIRGINIA 0.9%
 1,000   Tobacco Settlement Fin Corp VA
         Asset Bkd                            5.250    06/01/19      1,019,680
                                                                  ------------

         WASHINGTON 0.5%
   510   Skagit Cnty, WA Pub Hosp Dist No
         001 Skagit Vy Hosp                   5.250    12/01/10        534,414
                                                                  ------------

         WEST VIRGINIA 1.3%
 1,500   West Virginia St Hosp Fin Auth
         (MBIA Insd)                          6.100    01/01/18      1,514,115
                                                                  ------------

         WISCONSIN 0.4%
   500   Wisconsin St Hlth & Edl Fac
         Beaver Dam Cmnty Hosp Inc            5.500    08/15/14        506,065
                                                                  ------------

TOTAL LONG-TERM INVESTMENTS 97.3%
   (Cost $109,837,269)                                             112,135,049

SHORT-TERM INVESTMENTS 1.6%
   (Cost $1,800,000)                                                 1,800,000
                                                                  ------------

TOTAL INVESTMENTS 98.9%
   (Cost $111,637,269)                                             113,935,049

OTHER ASSETS IN EXCESS OF LIABILITIES 1.1%                           1,261,572
                                                                  ------------
NET ASSETS 100.0%                                                 $115,196,621
                                                                  ============

Percentages are calculated as a percentage of net assets.

*    Zero coupon bond

(a)  The Fund owns 100% of the bond issuance.

(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(c) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(d) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.9% of net assets.

ACA        - American Capital Access

AMBAC      - AMBAC Indemnity Corp.

AMT        - Alternative Minimum Tax

Connie Lee - Connie Lee Insurance Co.

FGIC       - Financial Guaranty Insurance Co.

FHA/VA     - Federal Housing Administration/Department of Veterans Affairs

FSA        - Financial Security Assurance Inc.

MBIA       - Municipal Bond Investors Assurance Corp.

Radian     - Radian Asset Assurance

XLCA       - XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2005:

                                                                     UNREALIZED
                                                                   APPRECIATION/
                                                       CONTRACTS    DEPRECIATION
                                                       ---------   -------------
SHORT CONTRACTS:
   U.S. Treasury Notes 5-Year Futures March 2006
   (Current Notional Value of $106,344 per contract)      108         $26,578
                                                          ===         =======

VAN KAMPEN MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                            COUPON   MATURITY      VALUE
-------   -----------                                           -------   --------   -----------
          MUNICIPAL BONDS 99.8%
          ALABAMA 0.5%
$ 2,000   Birmingham Baptist Med Ctr AL Spl Care Fac Fin Auth
          Rev Baptist Hlth Sys Inc Ser A                          5.000%  11/15/30   $ 1,962,200
  1,000   Jefferson Cnty, AL Ltd Oblig Sch Wt Ser A               5.000   01/01/24     1,036,010
      3   Mobile, AL Indl Dev Brd Solid Waste Disp Rev Mobile
          Energy Svc Co Proj Rfdg                                 6.950   01/01/20           298
                                                                                     -----------
                                                                                       2,998,508
                                                                                     -----------

          ARIZONA 1.9%
  5,000   Phoenix, AZ Civic Impt Corp Sr Lien Ser B (AMT)
          (FGIC Insd)                                             5.250   07/01/32     5,185,150
  1,875   Scottsdale, AZ Indl Dev Hosp Scottsdale Mem Hosp
          Ser A Rfdg (AMBAC Insd)                                 6.000   09/01/12     1,983,694
  1,750   Scottsdale, AZ Indl Dev Hosp Scottsdale Mem Hosp
          Ser A Rfdg (AMBAC Insd)                                 6.125   09/01/17     1,856,645
  2,750   University Med Ctr Corp AZ Hosp Rev                     5.000   07/01/35     2,768,810
                                                                                     -----------
                                                                                      11,794,299
                                                                                     -----------

          CALIFORNIA 15.4%
  4,870   Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub
          Pub Impt Proj C (FSA Insd)                                *     09/01/20     2,524,364
  1,670   California Cnty, CA Tob Securitization Agy Tob
          Sonoma Cnty Corp Rfdg                                   5.000   06/01/26     1,627,181
  1,875   California Cnty, CA Tob Securitization Agy Tob
          Sonoma Cnty Corp Rfdg                                   5.250   06/01/45     1,836,694
  1,000   California Hlth Fac Fin Auth Rev Cedars Sinai Med
          Ctr Rfdg                                                5.000   11/15/27     1,024,620
  3,000   California Hlth Fac Fin Auth Rev Cedars Sinai Med
          Ctr Rfdg                                                5.000   11/15/34     3,056,760
    305   California Infrastructure & Econ Dev Bk Rev Bay
          Area Toll Brdgs First Lien A (FSA Insd)                 5.250   07/01/20       331,559
  5,000   California Infrastructure & Econ Dev Bk Rev
          Rites-PA-1202R (Inverse Fltg) (Acquired 09/10/03,
          Cost $5,484,100) (FSA Insd) (a) (b)                     6.150   07/01/11     5,870,850
  5,725   California St (FSA Insd)                                5.000   02/01/29     5,957,435
 10,000   California St Dept Wtr Res Pwr Ser A (Prerefunded @
          05/01/12) (AMBAC Insd) (h)                              5.500   05/01/16    11,172,400
  5,000   California St Dept Wtr Res Pwr Ser A (Prerefunded @
          05/01/12) (XLCA Insd)                                   5.375   05/01/17     5,551,050
  6,575   California St Dept Wtr Res Pwr Supply Rev
          Rites-PA-1201R (Inverse Fltg) (Acquired 09/08/03,
          Cost $7,143,277) (MBIA Insd) (a)                        6.150   05/01/20     7,931,751
  7,500   California St Drivers Ser 482  (Inverse Fltg)
          (Acquired 07/19/04, Cost $8,325,750) (XLCA Insd)
          (a) (b)                                                 6.671   10/01/10     8,691,150
  3,500   California St Pub Wks Brd Lease Rev Dept
          Corrections Ser C                                       5.250   06/01/28     3,688,615
  1,350   California Statewide Cmnty Dev Auth Rev Daughters
          of Charity Hlth Ser A                                   5.000   07/01/39     1,356,385
  3,000   California Statewide Cmnty Dev Auth Rev Hlth Fac
          Adventist Hlth Ser A                                    5.000   03/01/35     3,031,020
  2,640   Escondido, CA Jt Pwrs Fin Auth Lease Rev
          (AMBAC Insd)                                              *     09/01/13     1,651,135

  5,430   Escondido, CA Jt Pwrs Fin Auth Lease Rev
          (AMBAC Insd)                                              *     09/01/14     3,171,011
  3,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
          Apprec Rfdg (MBIA Insd)                                   *     01/15/17     1,755,210
 21,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
          Apprec Rfdg                                               *     01/15/24     7,575,960
 15,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
          Apprec Rfdg                                               *     01/15/30     3,751,350
  2,400   Golden St Tob Securitization Corp CA Tob Settlement
          Rev Enhanced Ser A                                      5.000   06/01/45     2,420,544
  6,695   San Francisco, CA City & Cnty Second Ser Issue 29 B
          Rfdg (FGIC Insd)                                        5.125   05/01/20     7,110,358
  1,600   Turlock, CA Hlth Fac Rev Ctf Partn Emanuel
          Med Ctr Inc                                             5.375   10/15/34     1,633,920
  5,000   West Contra Costa CA Uni Election of 2002 Ser B
          (FSA Insd)                                              5.000   08/01/26     5,211,800
                                                                                     -----------
                                                                                      97,933,122
                                                                                     -----------

          COLORADO 6.2%
  2,840   Adams Cnty, CO Single Family Mtg Rev Ser A
          (Escrowed to Maturity) (b)                              8.875   08/01/10     3,457,643
  5,000   Arapahoe Cnty, CO Wtr & Waste Proj Ser A
          (MBIA Insd)                                             5.125   12/01/32     5,257,900
  5,000   Colorado Ed & Cultural Fac Auth Rev Impt Charter
          Sch Peak to Peak Rfdg (XLCA Insd)                       5.250   08/15/34     5,303,900
  3,000   Colorado Hlth Fac Auth Rev Covenant Retirement
          Cmntys Inc                                              5.000   12/01/35     2,972,280
  1,000   Colorado Hlth Fac Auth Rev Evangelical Lutheran
          Ser A                                                   5.250   06/01/34     1,029,010
  5,000   Colorado Springs, CO Util Rev Sys Sub Lien Impt
          Ser A Rfdg                                              5.000   11/15/21     5,286,100
  5,000   Colorado Springs, CO Util Rev Sys Sub Lien Impt
          Ser A Rfdg                                              5.000   11/15/29     5,154,900
  1,630   Dove Vly Met Dist CO Arapahoe Cnty Rfdg (FSA Insd)      5.000   11/01/25     1,719,976
 15,000   E 470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B
          (MBIA Insd)                                               *     09/01/20     7,708,500
  1,500   Park Creek Metro Dist CO Rev Sr Ltd Tax Ppty
          Tax Rfdg                                                5.500   12/01/37     1,555,875
                                                                                     -----------
                                                                                      39,446,084
                                                                                     -----------

          CONNECTICUT 1.9%
  2,785   Bridgeport, CT Rol Ser II R 182 (Inverse Fltg)
          (Acquired 07/09/02, Cost $3,177,971) (FGIC Insd)
          (a) (b)                                                 7.119   08/15/15     3,315,125
  2,950   Bridgeport, CT Rol Ser II R 182  (Inverse Fltg)
          (Acquired 07/09/02, Cost $3,323,232) (FGIC Insd)
          (a) (b)                                                 7.119   08/15/16     3,500,676
  2,530   Mashantucket Western Pequot Tribe CT Spl Rev Ser A,
          144A - Private Placement (c)                            6.400   09/01/11     2,621,004
  2,470   Mashantucket Western Pequot Tribe CT Spl Rev Ser A,
          144A - Private Placement
          (Prerefunded @ 09/01/07) (c)                            6.400   09/01/11     2,595,525
                                                                                     -----------
                                                                                      12,032,330
                                                                                     -----------

          DISTRICT OF COLUMBIA 1.4%
  5,150   District Columbia Tax Incrmnt Gallary Place Proj
          (FSA Insd)                                              5.250   07/01/27     5,475,995
  3,000   Metropolitan Washington DC Arpt Auth Sys Ser A
          (AMT) (FGIC Insd)                                       5.250   10/01/32     3,113,640
                                                                                     -----------
                                                                                       8,589,635
                                                                                     -----------

          FLORIDA 5.3%
  5,000   Broward Cnty, FL Arpt Sys Rev Ser J-I (AMT)
          (AMBAC Insd)                                            5.250   10/01/26     5,214,450
  1,100   Capital Tr Agy FL Rev Ft Lauderdale Proj (AMT)          5.750   01/01/32     1,116,984

  9,000   Dade Cnty, FL Gtd Entitlement Rev Cap Apprec Ser A
          Rfdg (MBIA Insd)                                          *     02/01/18     4,457,790
    570   Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)        5.950   07/01/20       606,451
  6,385   Lake Cnty, FL Sch Brd Ctf Partn (AMBAC Insd)            5.375   07/01/16     6,930,917
    500   Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando
          Lutheran Twr Rfdg (Prerefunded @ 07/01/06)              8.625   07/01/20       526,810
    595   Orange Cnty, FL Tourist Dev Tax Rev (Escrowed to
          Maturity) (AMBAC Insd)                                  6.000   10/01/16       596,363
 12,860   Orlando, FL Util Commn Wtr Rfdg                         5.250   10/01/19    13,890,472
                                                                                     -----------
                                                                                      33,340,237
                                                                                     -----------

          GEORGIA 1.4%
  2,000   Atlanta, GA Tax Alloc Eastside Proj Ser B              5.600    01/01/30     2,017,140
  6,310   Municipal Elec Auth GA Combustion Turbine Ser A
          (MBIA Insd)                                             5.250   11/01/17     6,822,435
      5   Municipal Elec Auth GA Combustion Turbine Ser A
          (Prerefunded @ 11/01/12) (MBIA Insd)                    5.250   11/01/17         5,485
                                                                                     -----------
                                                                                       8,845,060
                                                                                     -----------

          ILLINOIS 7.2%
  1,500   Bolingbrook, IL Sales Tax Rev (d)                     0/6.250   01/01/24     1,340,055
  3,000   Chicago, IL Lakefront Millennium Pkg Fac
          (MBIA Insd) (d)                                       0/5.650   01/01/19     3,240,870
  1,000   Chicago, IL Metro Wtr Reclamation Dist Gtr Chicago
          (Escrowed to Maturity)                                  7.000   01/01/11     1,120,900
  8,050   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third
          Lien C-2 Rfdg (AMT) (XLCA Insd)                         5.250   01/01/34     8,328,932
  5,100   Chicago, IL O'Hare Intl Arpt Spl Fac Rev United
          Airl Proj Ser B Rfdg (AMT) (e) (i)                      5.200   04/01/11       897,549
  1,200   Chicago, IL Proj & Rfdg Ser C (FGIC Insd) (b)           5.750   01/01/16     1,314,744
  2,010   Chicago, IL Proj & Rfdg Ser C (Prerefunded @
          07/01/10) (FGIC Insd) (b)                               5.750   01/01/16     2,219,844
     45   Chicago, IL Single Family Mtg Rev Ser A (AMT)
          (GNMA Collateralized)                                   7.000   09/01/27        45,157
    945   Chicago, IL Tax Increment Alloc Santn Drain &
          Ship Canal Ser A                                        7.750   01/01/14       994,055
  1,000   Cook Cnty, IL Cmnty College Dist No 508 Chicago
          Ctf Partn (FGIC Insd)                                   8.750   01/01/07     1,052,150
  5,000   Cook Cnty, IL Ser A (FGIC Insd)                         5.500   11/15/31     5,379,300
  1,250   Huntley, IL Increment Alloc Rev Huntley Redev Proj
          Ser A                                                   8.500   12/01/15     1,300,537
     90   Illinois Dev Fin Auth Rev Cmnty Fac Clinic Altgeld
          Proj                                                    8.000   11/15/06        88,645
  5,000   Illinois St First Ser (FSA Insd)                        5.250   12/01/21     5,390,000
  9,250   Metropolitan Pier & Expo Auth IL Dedicated St Tax
          Rev Cap Apprec McCormick Rfdg (MBIA Insd) (d)         0/5.400   06/15/19     7,302,968
  3,785   Pingree Grove Vlg, IL Spl Svc Area No 1 Spl Tax
          Ser 05-1 Cambridge Lakes Proj                           5.250   03/01/15     3,824,515
  1,030   Saint Charles, IL Indl Dev Rev Tri-City Ctr Proj
          (Acquired 11/17/93, Cost $1,059,808) (a)                7.500   11/01/13     1,030,330
  1,000   Yorkville, IL Utd City Spl Svc Area Spl Tax No
          2004-107 Raintree Vlg II Proj                           6.250   03/01/35     1,008,290
                                                                                     -----------
                                                                                      45,878,841
                                                                                     -----------

          INDIANA 1.4%
  2,500   Indiana Bd Bk Spl Pgm Hendricks Redev (Prerefunded
          @ 02/01/07) (LOC - Canadian Imperial Bank)              6.200   02/01/23     2,625,275
  1,890   Indiana Hlth Fac Fin Auth Rev Hoosier Care Proj
          Ser A                                                   7.125   06/01/34     1,826,345
    550   Indianapolis, IN Loc Pub Impt Bd Bk Ser D               6.750   02/01/14       642,906

    140   Saint Joseph Cnty, IN Redev Dist Tax Increment Rev
          Ser B (b)                                                *      06/30/11        92,610
    140   Saint Joseph Cnty, IN Redev Dist Tax Increment Rev
          Ser B (b)                                                *      06/30/12        85,788
    135   Saint Joseph Cnty, IN Redev Dist Tax Increment Rev
          Ser B (b)                                                *      06/30/13        76,646
    130   Saint Joseph Cnty, IN Redev Dist Tax Increment Rev
          Ser B (b)                                                *      06/30/14        68,384
    130   Saint Joseph Cnty, IN Redev Dist Tax Increment Rev
          Ser B (b)                                                *      06/30/15        63,345
    135   Saint Joseph Cnty, IN Redev Dist Tax Increment Rev
          Ser B (b)                                                *      06/30/16        60,947
    225   Saint Joseph Cnty, IN Redev Dist Tax Increment Rev
          Ser B (b)                                                *      06/30/17        94,097
  3,295   Vigo Cnty, IN Elem Sch Bldg First Mtg Impt & Rfdg
          (FSA Insd)                                             5.250    01/10/22     3,510,855
                                                                                     -----------
                                                                                       9,147,198
                                                                                     -----------

          IOWA 1.0%
    175   Iowa Fin Auth Hosp Fac Rev Trinity Regl Hosp Proj
          (FSA Insd)                                             6.000    07/01/07       179,669
  2,400   Iowa Fin Auth Hosp Fac Rev Trinity Regl Hosp Proj
          (FSA Insd)                                             5.750    07/01/17     2,519,952
  1,000   Tobacco Settlement Auth IA Tob Settlement Rev Ser C    5.375    06/01/38       982,180
  2,500   Tobacco Settlement Auth IA Tob Settlement Rev Ser C    5.625    06/01/46     2,499,875
                                                                                     -----------
                                                                                       6,181,676
                                                                                     -----------

          KANSAS 1.1%
  6,600   Sedgwick Cnty, KS Uni Sch Dist No 259 Wichita
          (Prerefunded @ 09/01/10) (MBIA Insd) (b)               5.625    09/01/13     7,155,192
                                                                                     -----------

          LOUISIANA 0.7%
  4,350   Ernest N Morial New Orleans, LA Exhib Hall Auth Spl
          Tax Sub Ser A (AMBAC Insd)                             5.000    07/15/33     4,422,297
                                                                                     -----------

          MARYLAND 0.2%
  1,250   Prince Georges Cnty, MD Spl Oblig Natl Harbor Proj     5.200    07/01/34     1,251,388
                                                                                     -----------

          MASSACHUSETTS 2.2%
  3,500   Massachusetts St Hlth & Ed Fac Auth Rev Ser G (MBIA
          Insd)                                                  5.000    07/01/13     3,528,455
  2,000   Massachusetts St Hlth & Ed Fac Auth Rev Univ MA
          Mem Issue Ser D                                        5.000    07/01/33     1,998,520
  2,740   Massachusetts St Indl Fin Agy Rev First Mtg Reeds      7.100/
          Landing Proj (d)                                       7.350    10/01/28     2,658,512
  5,000   Massachusetts St Rites PA 1290 (Inverse Fltg)
          (Acquired 03/23/05, Cost $5,458,000)
          (FSA Insd) (a) (b)                                     5.685    03/01/24     5,560,150
                                                                                     -----------
                                                                                      13,745,637
                                                                                     -----------

          MICHIGAN 4.0%
    825   Detroit, MI Loc Dev Fin Auth Tax Increment Sub
          Ser C (Acquired 09/08/97, Cost $825,000) (a)            6.850   05/01/21       848,711
  5,000   Detroit, MI Sew Disp Rev Sr Lien Ser A Rfdg (FGIC
          Insd)                                                   5.125   07/01/31     5,227,400
  5,000   Michigan St Bldg Auth Rev Fac Pgm Ser II
          (Prerefunded @ 10/15/11)                                5.500   10/15/16     5,506,650
  5,000   Michigan St Strategic Fd Detroit Edison Co Proj C
          Rfdg (AMT) (XLCA Insd)                                  5.450   12/15/32     5,261,750
  9,739   Michigan St Strategic Fd Ltd Oblig Rev Great Lakes
          Pulp & Fiber Proj (AMT) (e) (j)                         8.000   12/01/27     1,364,601

  1,905   Michigan St Strategic Fd Solid Genesee Pwr Sta Proj
          Rfdg (AMT)                                              7.500   01/01/21     1,901,266
  5,000   Western Townships, MI Util Sew Rfdg (MBIA Insd)         5.250   01/01/16     5,292,550
                                                                                     -----------
                                                                                      25,402,928
                                                                                     -----------

          MINNESOTA 0.3%
  2,000   Saint Paul, MN Hsg & Redev Auth Hosp Rev Hltheast
          Proj                                                    6.000   11/15/35     2,160,720
                                                                                     -----------

          MISSOURI 2.2%
  1,000   Carthage, MO Hosp Rev                                   5.750   04/01/22       997,810
  1,000   Carthage, MO Hosp Rev                                   5.875   04/01/30       996,690
  3,000   Kansas City, MO Indl Dev Auth Plaza Lib Proj            6.000   03/01/16     3,142,590
  2,835   Kansas City, MO Port Auth Fac Riverfront Park Proj
          Ser A (b)                                               5.750   10/01/06     2,844,554
  3,935   Macon, MO Ctf Partn (MBIA Insd)                         5.250   08/01/17     4,146,742
  1,200   Missouri St Hlth & Ed Fac Auth Rev Sr Living Fac
          Lutheran Ser B Rfdg                                     5.125   02/01/27     1,236,168
    460   Saint Louis, MO Tax Increment Rev Scullin Redev
          Area Ser A                                             10.000   08/01/10       516,424
                                                                                     -----------
                                                                                      13,880,978
                                                                                     -----------

          NEW HAMPSHIRE 0.8%
  1,295   New Hampshire Higher Ed & Hlth Fac Auth Rev (b)         8.800   06/01/09     1,427,660
    625   New Hampshire Higher Ed & Hlth Fac Auth Rev Daniel
          Webster College Issue Rfdg (b)                          6.100   07/01/09       644,231
    700   New Hampshire St Business Fin Auth Elec Fac Rev
          Plymouth Cogeneration  (AMT) (Acquired 06/29/93,
          Cost $685,140) (a)                                      7.750   06/01/14       718,473
  1,000   New Hampshire St Business Fin Auth Rev Alice Peck
          Day Hlth Sys Ser A                                      6.875   10/01/19     1,061,100
  1,000   New Hampshire St Tpk Sys Rev Ser A Rfdg (FGIC Insd)     6.750   11/01/11     1,047,920
                                                                                     -----------
                                                                                       4,899,384
                                                                                     -----------

          NEW JERSEY 6.2%
  2,000   Camden Cnty, NJ Impt Auth Lease Rev Dockside Refrig
          (Acquired 01/29/97, Cost $2,074,739) (a) (f)            8.400   04/01/24     1,930,000
  3,250   Landis, NJ Swr Auth Swr Rev (Inverse Fltg) (FGIC
          Insd)                                                   7.970   09/19/19     3,985,313
  6,130   Middlesex Cnty, NJ Util Auth Swr Rev Ser A Rfdg
          (MBIA Insd)                                             6.250   08/15/10     6,549,292
  2,000   New Jersey Econ Dev Auth Rev Cig Tax                    5.750   06/15/34     2,107,320
  2,000   New Jersey Econ Dev Auth Holt Hauling & Warehsg Rev
          Ser G Rfdg (e)                                          8.400   12/15/15     1,700,000
  1,900   New Jersey Econ Dev Auth Rev First Mtg Winchester
          Gardens Ser A (Prerefunded @ 11/01/06)                  8.500   11/01/16     2,017,515
    190   New Jersey St Tpk Auth Tpk Rev (Escrowed to
          Maturity) (MBIA Insd)                                   6.500   01/01/16       224,151
    565   New Jersey St Tpk Auth Tpk Rev (MBIA Insd)              6.500   01/01/16       665,943
  2,725   New Jersey St Tpk Auth Tpk Rev Ser C (Escrowed to
          Maturity) (MBIA Insd)                                   6.500   01/01/16     3,208,470
  5,710   New Jersey St Trans Corp Ctf Fed Trans Admin Gnt
          Ser A (AMBAC Insd)                                      5.750   09/15/10     6,139,049
 10,000   New Jersey St Trans Corp Ctf Fed Trans Admin Gnt
          Ser B (Prerefunded @ 09/15/10) (AMBAC Insd)             6.000   09/15/15    11,102,100
                                                                                     -----------
                                                                                      39,629,153
                                                                                     -----------

          NEW YORK 14.7%

  5,000   Metropolitan Trans Auth NY Rev Ser B (FGIC Insd)        5.250   11/15/18     5,464,300
  5,000   New York City Hsg Dev Corp Multi-Family Rev Hsg
          Ser K (AMT) (g)                                         5.000   11/01/37     5,048,050
  1,000   New York City Indl Dev Agy Amern Airl JFK Intl Arpt
          (AMT)                                                   7.750   08/01/31     1,035,710
  2,300   New York City Indl Dev Agy Amern Airl JFK Intl Arpt
          (AMT)                                                   7.625   08/01/25     2,358,742
  3,000   New York City Indl Dev Agy Rev Liberty 7 World
          Trade Ctr Ser A                                         6.250   03/01/15     3,075,120
  5,000   New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev
          Rites PA 1289 (Inverse Fltg) (Acquired 03/09/05,
          Cost $5,451,150)(MBIA Insd) (a)                         5.673   06/15/27     5,566,950
  4,800   New York City Ser A                                     7.000   08/01/07     4,970,256
  2,930   New York City Ser B (MBIA Insd)                         5.875   08/01/15     3,239,232
 14,430   New York City Ser B (Prerefunded @ 08/01/10)
          (MBIA Insd)                                             5.875   08/01/15    16,059,147
  5,000   New York City Transitional Drivers Ser 307 (Inverse
          Fltg) (Acquired 11/06/02, Cost $5,439,826) (AMBAC
          Insd) (a) (b)                                           6.661   08/01/19     5,810,300
  5,000   New York City Transitional Fin Auth Future Tax Secd
          Ser E                                                   5.000   02/01/33     5,182,300
  3,000   New York Cnty Tob Tr IV Settlement Pass Thru Ser A      5.000   06/01/42     2,830,020
    695   New York St Dorm Auth Rev Mental Hlth Ser A             5.750   02/15/11       726,150
    680   New York St Dorm Auth Rev Mental Hlth Ser A             5.750   02/15/12       710,478
  1,590   New York St Dorm Auth Rev Mental Hlth Ser A
          (Prerefunded @ 02/15/07)                                5.750   02/15/11     1,663,983
  1,595   New York St Dorm Auth Rev Mental Hlth Ser A
          (Prerefunded @ 02/15/07)                                5.750   02/15/12     1,669,215
  2,500   New York St Energy Resh & Dev Auth Gas Fac Rev
          (Inverse Fltg)                                          9.156   04/01/20     2,885,550
  3,000   New York St Energy Resh & Dev Auth Gas Fac Rev
          Brooklyn Union Gas Ser B (Inverse Fltg) (AMT)          10.735   07/01/26     3,210,900
 10,725   New York St Environmental Fac Rev Fds Second
          Resolution (b)                                          5.000   06/15/20    11,481,220
 10,000   Triborough Brdg & Tunl Auth NY Gen Ser B Rfdg           5.000   11/15/22    10,489,400
                                                                                     -----------
                                                                                      93,477,023
                                                                                     -----------

          NORTH CAROLINA 1.8%
  2,000   Charlotte Mecklenberg Hosp Auth NC Hlthcare Sys Rev
          Carolina Hlthcare Sys Ser A                             5.000   01/15/45     2,020,240
  8,700   North Carolina Muni Pwr Agy Ser A (MBIA Insd)           5.250   01/01/19     9,369,465
                                                                                     -----------
                                                                                      11,389,705
                                                                                     -----------
          OHIO 0.5%

  3,340   Adams Cnty Hosp Fac Impt Rev Adams Cnty Hosp Proj       6.250   09/01/20     3,358,871
                                                                                     -----------

          OKLAHOMA 0.4%
  2,250   Oklahoma City, OK Pub Ppty Auth Hotel Tax Rev
          (FGIC Insd)                                             5.250   10/01/29     2,432,633
    330   Oklahoma Hsg Fin Agy Single Family Rev Mtg Class B
          (AMT) (GNMA Collateralized)                             7.997   08/01/18       353,555
                                                                                     -----------
                                                                                       2,786,188
                                                                                     -----------

          OREGON    1.0%
  5,000   Oregon Hlth Sciences Univ Insd Ser A (MBIA Insd)        5.250   07/01/22     5,403,800
  1,000   Port Morrow, OR Pollutn Ctl Portland Gen A Rfdg
          (Variable Rate Coupon)                                  5.200   05/01/33     1,035,900
                                                                                     -----------
                                                                                       6,439,700
                                                                                     -----------

          PENNSYLVANIA 1.4%
  2,000   Delaware Cnty, PA Indl Dev Auth Rev Res Recovery
          Fac Ser A                                               6.100   07/01/13     2,107,800
  1,000   Montgomery Cnty, PA Indl Dev Auth Rev Mtg
          Whitemarsh Cont Care Proj                               6.250   02/01/35     1,050,090
  5,250   Philadelphia, PA Auth Indl Ser B (FSA Insd)             5.500   10/01/16     5,760,930
                                                                                     -----------
                                                                                       8,918,820
                                                                                     -----------

          RHODE ISLAND 0.5%
  1,110   Rhode Island St Econ Dev Corp Rev (b)                   7.250   07/01/10     1,144,876
  2,000   Rhode Island St Hlth & Ed Bldg Higher Ed Johnson &
          Wales Rfdg (XLCA Insd)                                  5.375   04/01/19     2,160,400
                                                                                     -----------
                                                                                       3,305,276
                                                                                     -----------

          SOUTH CAROLINA 0.1%
    700   Piedmont Muni Pwr Agy SC Elec Rev Rfdg                  5.000   01/01/25       700,014
                                                                                     -----------

          SOUTH DAKOTA 0.4%
  1,000   South Dakota St Hlth & Ed Fac Auth Rev Huron Regl
          Med Ctr                                                 7.250   04/01/20     1,007,650
  1,250   South Dakota St Hlth & Ed Fac Auth Rev Sioux Vly
          Hosp & Hlth Sys Ser A                                   5.250   11/01/34     1,306,988
                                                                                     -----------
                                                                                       2,314,638
                                                                                     -----------

          TENNESSEE 0.9%
  1,000   Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI
          Phase I LLC Proj Ser A                                  5.000   10/01/25       983,290
  4,000   Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp Ser B
          Impt & Rfdg (MBIA Insd)                                 7.750   07/01/29     4,920,760
                                                                                     -----------
                                                                                       5,904,050
                                                                                     -----------

          TEXAS 12.2%
    500   Bexar Cnty, TX Hlth Fac Dev Corp Hosp Rev Saint
          Luke's Lutheran Hosp (Escrowed to Maturity)             7.000   05/01/21       654,740
  3,170   Brazos Riv Auth TX Pollutn Ctl Rev Adj Elec Co
          Proj Ser C Rfdg (Variable Rate Coupon) (AMT)            5.750   05/01/36     3,347,203
     90   Coastal Wtr Auth TX Conveyance Sys Rev (Escrowed
          to Maturity) (AMBAC Insd)                               6.250   12/15/17        90,167
  5,000   Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A Impt
          & Rfdg (AMT) (FGIC Insd)                                5.500   11/01/31     5,249,900
  6,065   Harris Cnty, TX Toll Rd Sub Lien Rfdg                   5.000   08/01/33     6,221,416
  5,000   Harris Cnty-Houston, TX Sports Auth Spl Rev Jr
          Lien Ser B Rfdg (MBIA Insd)                             5.250   11/15/40     5,192,750
 10,000   Houston, TX Hotel Occupancy Tax Convtn & Entertnmnt
          Ser B (AMBAC Insd)                                      5.750   09/01/14    11,059,700
  7,500   Lower CO Riv Auth TX Rev Ser A Rfdg (Inverse Fltg)
          (Acquired 10/20/99, Cost $7,623,805) (FSA Insd) (a)     7.377   05/15/14     8,727,600
  6,250   Lower CO Riv Auth TX Rev Ser A Rfdg (Inverse Fltg)
          (Acquired 10/20/99, Cost $6,312,134) (FSA Insd) (a)     7.377   05/15/15     7,297,938
  3,250   Lower CO Riv Auth TX Rev Ser A Rfdg (Inverse Fltg)
          (Acquired 10/20/99, Cost $3,254,875) (FSA Insd) (a)
          (b)                                                     7.377   05/15/16     3,793,855
  5,000   Mabank, TX Indpt Sch Dist (PSF Gtd)                     5.125   08/15/35     5,191,550
  5,210   Mabank, TX Indpt Sch Dist (PSF Gtd) (b)                 5.000   08/15/30     5,377,137
  2,000   Metropolitan Hlth Fac Dev Corp TX Wilson N Jones
          Mem Hosp Proj                                           7.200   01/01/21     2,076,220
  9,175   Midlothian, TX Indpt Sch Dist Rfdg (PSF Gtd)            5.000   02/15/34     9,430,065
  1,375   Texas St Dept Hsg & Cmnty Affairs Home Mtg Rev Coll
          Ser C-2 Rfdg (Inverse Fltg) (AMT) (GNMA
          Collateralized)                                        10.383   07/02/24     1,415,535
  2,220   Wylie, TX Indpt Sch Dist Rfdg (PSF Gtd)                 5.000   08/15/30     2,281,716

                                                                                     -----------
                                                                                      77,407,492
                                                                                     -----------

          UTAH 2.1%
  1,340   Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (e)      7.800   09/01/15       448,900
  1,000   Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (e)      8.000   09/01/20       335,000
  1,000   Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (e)      7.800   09/01/25       335,000
 11,000   Salt Lake City, UT Hosp Rev IHC Hosp Inc Rfdg           6.150   02/15/12    12,321,650
     10   Utah St Hsg Fin Agy Single Family Mtg Sr Ser A1
          (AMT) (FHA/VA) (b)                                      7.100   07/01/14        10,001
     10   Utah St Hsg Fin Agy Single Family Mtg Sr Ser A2
          (AMT) (FHA/VA)                                          7.200   01/01/27        10,001
                                                                                     -----------
                                                                                      13,460,552
                                                                                     -----------

          VERMONT 0.2%
  1,000   Vermont Ed & Hlth Bldg Fin Agy Rev Bennington
          College Proj                                            6.625   10/01/29     1,036,710
                                                                                     -----------

          WASHINGTON 1.4%
  8,000   King Cnty, WA Sch Dist No 411 (FGIC Insd) (b)           5.250   12/01/20     8,652,240
                                                                                     -----------

          WEST VIRGINIA 0.9%
  1,500   West Virginia St Hosp Fin Auth Hosp Rev Bears &
          Bulls WV Univ Med Corp Rfdg (MBIA Insd)                 6.100   01/01/18     1,514,115
  4,000   West Virginia St Hosp Fin Auth Hosp Rev Bears &
          Bulls WV Univ Med Corp Rfdg (MBIA Insd)                 6.100   01/01/18     4,037,560
                                                                                     -----------
                                                                                       5,551,675
                                                                                     -----------
TOTAL MUNICIPAL BONDS 99.8%                                                          633,437,621
                                                                                     -----------

DESCRIPTION                                                    NUMBER OF SHARES       VALUE
-----------                                                    ----------------   ------------
Equity 0.0%
GMT Holdings, LLC (k)                                                4,000                   0
                                                                                  ------------

TOTAL INVESTMENTS 99.8%
(Cost 616,763,479)                                                                 633,437,621

OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%                                           1,399,271
                                                                                  ------------
NET ASSETS 100.0%                                                                 $634,836,892
                                                                                  ============

     Percentages are calculated as a percentage of net assets.

*    Zero coupon bond

(a) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 11.1% of net assets.

(b)  The Fund owns 100% of the bond issuance.

(c) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(d) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(e)  Non-income producing security.

(f)  Interest is accruing at less than the stated coupon.

(g)  Security purchased on a when-issued or delayed delivery basis.

(h) All or a portion of this security has been physically segregated in connection with open futures contracts.

(i)  This borrower has filed for protection in federal bankruptcy court.

(j)  Payment-in-kind security.

(k) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

AMBAC  - AMBAC Indemnity Corp.
AMT    - Alternative Minimum Tax
FGIC   - Financial Guaranty Insurance Co.
FHA/VA - Federal Housing Administration/Department of Veterans Affairs
FSA    - Financial Security Assurance Inc.
GNMA   - Government National Mortgage Association
LOC    - Letter of Credit
MBIA   - Municipal Bond Investors Assurance Corp.
PSF    - Public School Fund
XLCA   - XL Capital Assurance Inc.

FUTURE CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2005

                                                                                     UNREALIZED
                                                                                   APPRECIATION/
                                                                       CONTRACTS    DEPRECIATION
                                                                       ---------   -------------
SHORT CONTRACTS:
   U.S. Treasury Notes 5-Year Futures March 2006
   (Current Notional Value of $106,344 per contract)                      198        $(48,728)
                                                                       ---------   -------------

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)


  PAR
  Amount
  (000)    Description                                                                   Coupon      Maturity          Value
           MUNICIPAL BONDS    98.2%
           NEW YORK    97.2%
 $  1,290  Albany Cnty, NY Indl Dev Agy Indl Dev Rev Albany
           College of Pharmacy Ser A                                                      5.625%      12/01/34     $  1,356,874
      330  Bethlehem, NY Indl Dev Agy Sr Hsg Rev Van Allen Proj
           Ser A                                                                          6.875       06/01/39          331,158
    1,250  Erie Cnty, NY Indl Dev Agy Sch Fac Rev City of Buffalo
           Proj (FSA Insd)                                                                5.750       05/01/21        1,384,562
    1,250  Erie Cnty, NY Indl Dev Agy Sch Fac Rev City of Buffalo
           Proj (FSA Insd)                                                                5.750       05/01/22        1,384,562
      625  Erie Cnty, NY Tob Asset Sec Corp Ser A                                         5.000       06/01/38          591,925
    1,500  Erie Cnty, NY Tob Asset Sec Corp Ser A                                         5.000       06/01/45        1,412,880
    1,250  Hempstead Town, NY Indl Dev Adelphi Univ Civic Fac                             5.750       06/01/22        1,368,650
    1,530  Hempstead Town, NY Indl Dev Adelphi Univ Civic Fac                             5.000       10/01/35        1,578,164
    1,290  Islip, NY Res Recovery Agy Res 1985 Fac Ser E (AMT)
           (FSA Insd)                                                                     5.750       07/01/22        1,429,565
    1,000  Livingston Cnty, NY Indl Dev Agy Civic Fac Rev
           Nicholas H Noyes Mem Hosp                                                      6.000       07/01/30        1,047,250
    2,000  Long Island Pwr Auth NY Elec Sys Rev Gen Ser C                                 5.500       09/01/19        2,173,640
    1,000  Metropolitan Trans Auth NY Rev Ser A Rfdg (AMBAC Insd)                         5.500       11/15/19        1,102,280
    1,000  Metropolitan Trans Auth NY Svc Contract Ser A Rfdg                             5.125       01/01/29        1,054,490
    1,000  Monroe Cnty, NY Indl Dev Agy Nazareth College Rochester
           Proj (MBIA Insd)                                                               5.250       10/01/21        1,077,400
    1,320  Montgomery Cnty, NY Indl Dev Agy Lease HFM Boces Ser A
           (XLCA Insd)                                                                    5.000       07/01/34        1,369,988
    2,425  New York City Fiscal 2003 Ser I                                                5.750       03/01/15        2,688,209
    1,500  New York City Hlth & Hosp Corp Rev Hlth Sys Ser A
           (FSA Insd)                                                                     5.500       02/15/18        1,632,555
    1,000  New York City Hlth & Hosp Corp Rev Hlth Sys Ser A
           (FSA Insd)                                                                     5.500       02/15/19        1,088,370
    2,500  New York City Hsg Dev Corp Mulit-Family Rev Hsg Ser L
           (AMT) (a)                                                                      5.050       11/01/39        2,527,850
    1,000  New York City Hsg Dev Corp Multi-Family Rev Hsg Ser
           J1 (a)                                                                         4.850       05/01/36        1,008,270
    1,000  New York City Hsg Dev Corp Ser A (AMT)                                         5.500       11/01/34        1,032,000
      465  New York City Indl Dev Agy Civic Fac Rev Cmnty Res
           Developmentally                                                                7.500       08/01/26          477,090
      500  New York City Indl Dev Agy Civic Fac Rev College of New
           Rochelle Proj                                                                  5.750       09/01/17          521,460
      500  New York City Indl Dev Agy Civic Fac Rev YMCA Greater
           NY Proj                                                                        6.000       08/01/07          519,630
    1,405  New York City Indl Dev Agy Fac Rev Royal Charter-NY
           Presbyterian (FSA Insd)                                                        5.375       12/15/16        1,553,565
    1,000  New York City Indl Dev Agy Fac Spl Fac Rev Rols RR II
           (Inverse Fltg) (AMT) (Acquired 12/09/05, Cost
           $1,114,880) (b)                                                                7.171       01/01/19        1,145,510

      500  New York City Indl Dev Agy Rev Liberty 7 World Trade
           Ctr Ser A                                                                      6.250       03/01/15          512,520
      500  New York City Indl Dev Agy Rev Liberty 7 World Trade
           Ctr Ser A                                                                      6.500       03/01/35          517,625
    1,125  New York City Indl Dev Agy Rev Liberty
           Iac/Interactivecorp                                                            5.000       09/01/35        1,114,954
      500  New York City Indl Dev Agy Spl Fac Rev Amern Airl JFK
           Intl Arpt (AMT)                                                                7.750       08/01/31          517,855
    1,440  New York City Indl Dev Agy Spl Fac Rev Terminal One
           Grp Assn Proj (AMT)                                                            6.100       01/01/09        1,442,160
    1,000  New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev
           Ser D                                                                          5.000       06/15/39        1,039,640
      500  New York City Muni Wtr Fin Ser B (c)                                           6.000       06/15/33          552,625
    2,500  New York City Ser A                                                            5.500       08/01/20        2,718,475
    2,500  New York City Ser G                                                            5.000       08/01/24        2,613,775
    2,390  New York City Ser G                                                            5.000       12/01/28        2,476,016
    1,000  New York City Ser K                                                            5.000       08/01/24        1,043,690
    1,000  New York City Transitional Cultural Res Rev Amern
           Museum Nat History Ser A (MBIA Insd)                                           5.000       07/01/44        1,036,580
    1,000  New York City Transitional Fin Auth Rev Future Tax
           Secd Ser A Rfdg (d)                                                       5.500/14.000     11/01/26        1,091,820
    1,500  New York City Transitional Fin Auth Rev Future Tax
           Secd Ser C (AMBAC Insd)                                                        5.250       08/01/21        1,617,465
    1,000  New York City Transitional Fin Auth Rev Future Tax
           Secd Ser D (MBIA Insd)                                                         5.250       02/01/19        1,083,490
    1,540  New York City Transitional Future Tax Secd Ser B                               5.500       02/01/15        1,683,851
    3,030  New York Cnty Tob Tr IV Settlement Pass Thru Ser A                             5.000       06/01/45        2,854,018
    1,060  New York St Dorm Auth Lease Rev Master Boces Pgm
           (FSA Insd) (e)                                                                 5.250       08/15/22        1,155,008
    1,500  New York St Dorm Auth Lease Rev Muni Hlth Fac Impt
           Pgm Ser 1 (FSA Insd)                                                           5.500       01/15/14        1,630,065
    2,000  New York St Dorm Auth Rev Catholic Hlth L.I. Oblig Grp                         5.000       07/01/27        2,029,740
    1,000  New York St Dorm Auth Rev City Univ Cons Third Ser 1
           (FGIC Insd)                                                                    5.250       07/01/25        1,057,440
    1,230  New York St Dorm Auth Rev City Univ Ser D Rfdg
           (FSA Insd)                                                                     5.750       07/01/12        1,355,583
      650  New York St Dorm Auth Rev City Univ Sys Cons Ser A                             5.625       07/01/16          733,492
    1,000  New York St Dorm Auth Rev City Univ Sys Cons Ser B                             6.000       07/01/14        1,123,940
    1,890  New York St Dorm Auth Rev Dept Ed (e)                                          5.250       07/01/21        2,031,372
    2,000  New York St Dorm Auth Rev FHA Montefiore Hosp
           (FGIC Insd) (FHA Gtd)                                                          5.000       08/01/33        2,083,680
    1,000  New York St Dorm Auth Rev Insd Brooklyn Law Sch Ser B
           (XLCA Insd)                                                                    5.375       07/01/23        1,096,510
    1,055  New York St Dorm Auth Rev Insd NY St Rehab Assn Ser A
           (AMBAC Insd) (e)                                                               5.500       07/01/13        1,166,345
    1,040  New York St Dorm Auth Rev Insd NY St Rehab Assn Ser A
           (AMBAC Insd) (e)                                                               5.500       07/01/15        1,139,330
    1,000  New York St Dorm Auth Rev Insd NY Univ Ser 2 (AMBAC
           Insd)                                                                          5.000       07/01/41        1,025,360
      415  New York St Dorm Auth Rev Mental Hlth Svc Ser B (MBIA
           Insd)                                                                          5.250       08/15/31          437,713
    1,200  New York St Dorm Auth Rev Miriam Osborn Mem Home Ser B
           (ACA Insd)                                                                     6.375       07/01/29        1,312,488
    2,000  New York St Dorm Auth Rev Non St Supported Debt Mt Sinai
           NYU Hlth Ser C                                                                 5.500       07/01/26        2,025,820
    1,250  New York St Dorm Auth Rev Non St Supported Debt Mtg Hosp
           Spl Surgery (MBIA Insd) (FHA Gtd)                                              5.000       08/15/29        1,313,962
    2,000  New York St Dorm Auth Rev Non St Supported Debt
           Providence Rest (ACA Insd)                                                     5.250       07/01/25        2,110,980
      750  New York St Dorm Auth Rev Nursing Home Menorah Campus
           (FHA Gtd)                                                                      5.950       02/01/17          786,083
    1,000  New York St Dorm Auth Rev Sch Dist Fin Pgm Ser D
           (MBIA Insd)                                                                    5.500       10/01/17        1,100,670

    1,000  New York St Dorm Auth Rev Secd Hosp North Gen Hosp Rfdg
           (MBIA Insd)                                                                    5.750       02/15/17        1,117,360
    1,000  New York St Dorm Auth Rev Secd Hosp North Gen Hosp Rfdg                        5.750       02/15/18        1,104,580
    1,000  New York St Dorm Auth Rev St Univ Ed Fac 1989 Res
           (MBIA Insd)                                                                    6.000       05/15/15        1,107,680
      500  New York St Energy Resh & Dev Auth Gas Fac Rev Brooklyn
           Union Gas Ser B (Inverse Fltg) (AMT)                                          10.375       07/01/26          535,150
    2,500  New York St Environ Fac Corp St Clean Wtr & Drinking
           Revolving Fds                                                                  5.000       06/15/21        2,673,100
    1,000  New York St Environ Fac Corp St Clean Wtr & Drinking
           Revolving Fd Pooled Fin Pgm I                                                  5.250       09/15/19        1,082,940
    1,250  New York St Hsg Fin Agy St Econ Dev Hsg Ser A (FGIC Insd)                      5.000       09/15/34        1,303,125
    2,280  New York St Loc Govt Assist Corp Ser E Rfdg                                    6.000       04/01/14        2,635,817
      985  New York St Mtg Agy Rev Homeowner Mtg Ser 71 (AMT)                             5.400       04/01/29        1,009,970
      750  New York St Mtg Agy Rev Homeowner Mtg Ser 82 (AMT)                             5.650       04/01/30          759,293
      995  New York St Mtg Agy Rev Ser 101 (AMT)                                          5.400       04/01/32        1,024,064
      460  New York St Twy Auth Svc Contract Rev Loc Hwy & Brdg                           5.500       04/01/16          505,494
      500  New York St Urban Dev Corp Rev Correctional Fac Ser A Rfdg                     5.500       01/01/14          543,295
    1,000  Niagra Falls, NY City Sch Dist Ctf Partn High Sch Fac Rfdg
           (FSA Insd)                                                                     5.000       06/15/28        1,044,810
      220  Oneida Cnty, NY Indl Dev Agy Civic Fac Saint Elizabeth
           Med Ser A                                                                      5.875       12/01/29          226,057
      100  Port Auth NY & NJ Spl Oblig (AMT)                                              7.000       10/01/07           99,957
    1,000  Rensselaer Cnty, NY Indl Dev Agy Indl Dev Rev Franciscan
           Heights LP Proj Ser A (AMT) (LOC: JP Morgan Chase)                             5.375       12/01/36        1,050,390
    1,000  Rockland Cnty, NY Solid Waste Ser B (AMT) (AMBAC Insd)                         5.000       12/15/23        1,040,240
      825  Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev Family Svc
           League Suffolk Cnty (LOC: Fleet National)                                      5.000       11/01/34          852,019
      100  Syracuse, NY Hsg Auth Rev Sub Proj Loretto Rest Ser B                          7.500       08/01/10          101,142
      250  Syracuse, NY Indl Dev Agy Rev First Mtg Jewish Home
           Ser A                                                                          7.375       03/01/21          269,213
    2,000  Tobacco Settlement Fin Corp NY Ser C-1                                         5.500       06/01/22        2,174,160
    2,000  Triborough Brdg & Tunl Auth NY Rev Gen Purp Ser A                              5.250       01/01/18        2,150,460
      325  Triborough Brdg & Tunl Auth NY Rev Gen Purp Ser A                              5.000       01/01/32          334,412
    1,000  Ulster Cnty, NY Res Recovery Agy Solid Waste Sys Rev
           Rfdg (AMBAC Insd)                                                              5.250       03/01/18        1,073,640
    1,000  Upper Mohawk Vly Regl Wtr Fin Auth NY Wtr Sys Rev
           (AMBAC Insd)                                                                   5.750       04/01/20        1,092,820
      310  Utica, NY Indl Dev Agy Civic Fac Rev Utica College
           Proj Ser A                                                                     5.750       08/01/28          313,900
    1,000  Warren & Wash Cnty NY Indl Dev Agy Civic Fac Rev Glens
           Falls Hosp Proj Ser A (FSA Insd)                                               5.000       12/01/35        1,037,350
      500  Westchester Cnty, NY Indl Dev Agy Mtg Kendal on Hudson
           Proj Ser A                                                                     6.375       01/01/24          533,060
    2,000  Westchester Tob Asset Sec Corp NY                                              5.125       06/01/45        1,924,700

    1,000  Western Nassau Cnty, NY Wtr Auth Wtr Sys Rev (AMBAC
           Insd)                                                                          5.000       05/01/26        1,057,640
    1,000  Yonkers, NY Indl Dev Agy Civic Fac Rev Cmnty Dev Ppty
           Yonkers Inc Ser A (Prerefunded @ 02/01/11)                                     6.625       02/01/26        1,146,660
                                                                                                                   ------------
                                                                                                                    116,414,535
                                                                                                                   ------------

           U. S. VIRGIN ISLANDS    1.0%
    1,000  Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A                   6.375       10/01/19        1,115,830
                                                                                                                   ------------

TOTAL LONG-TERM INVESTMENTS    98.2%
   (Cost $113,371,092)                                                                                              117,530,365

Short-Term Investments    3.9%
   (Cost $4,700,000)                                                                                                  4,700,000
                                                                                                                   ------------

TOTAL INVESTMENTS    102.1%
   (Cost $118,071,092)                                                                                              122,230,365

LIABILITIES IN EXCESS OF OTHER ASSETS    (2.1%)                                                                      (2,489,169)
                                                                                                                   ------------

NET ASSETS    100.0%                                                                                               $119,741,196
                                                                                                                   ------------
                Percentages are calculated as a percentage of net assets.


(a)             Securities purchased on a when-issued or delayed delivery basis.
(b) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise .96% of net assets.
(c) All or a portion of these securities have been physically segregated in connection with open futures contracts.
(d) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(e)             The Trust owns 100% of the bond issuance.

ACA             - American Capital Access
AMBAC           - AMBAC Indemnity Corp.
AMT             - Alternative Minimum Tax
FGIC            - Financial Guaranty Insurance Co.
FHA             - Federal Housing Administration
FSA             - Financial Security Assurance Inc.
LOC             - Letter of Credit
MBIA            - Municipal Bond Investors Assurance Corp.
XLCA            - XL Capital Assurance Inc.


FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2005:


                                                                                                       UNREALIZED
                                                                                                      APPRECIATION/
                                                                                          CONTRACTS   DEPRECIATION
                                                                                          ---------   ------------
Short Contracts:
U.S. Treasury Notes 5-Year Futures Dectember 2005                                            176      $    (43,314)
                                                                                          ---------   ------------
(Current Notional Value of $106,344)

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                 COUPON     MATURITY       VALUE
-------   -----------                              -----------   --------   -------------
          MUNICIPAL BONDS 99.5%
          ALABAMA 0.8%
$ 1,000   Alabama Drinking Wtr Fin Auth
          Revolving Fd Ln Ser C (AMBAC Insd)             5.750%  08/15/18   $   1,095,000
  2,000   Alabama Drinking Wtr Fin Auth
          Revolving Fd Ln Ser C (AMBAC Insd)             5.375   08/15/23       2,138,620
  2,000   Alabama Wtr Pollutn Ctl Auth (AMBAC
          Insd)                                          5.750   08/15/18       2,180,260
  1,000   Butler, AL Indl Dev Brd Solid GA
          Pacific Corp Proj Rfdg (AMT)                   5.750   09/01/28         951,340
  1,500   Colbert Cnty Northwest Auth Hlthcare
          Fac                                            5.750   06/01/27       1,546,830
  2,500   Huntsville/Carlton Cove, AL Carlton
          Cove Inc Proj Ser A                            7.000   11/15/17       1,255,525
      3   Mobile, AL Indl Dev Brd Solid Waste
          Disp Rev Mobile Energy Svc Co Proj
          Rfdg                                           6.950   01/01/20             298
  1,395   Valley, AL Spl Care Fac Fin Auth Rev
          Lanier Mem Hosp Ser A                          5.600   11/01/16       1,432,986
  1,750   Valley, AL Spl Care Fac Fin Auth Rev
          Lanier Mem Hosp Ser A                          5.650   11/01/22       1,789,060
                                                                            -------------
                                                                               12,389,919
                                                                            -------------
          ALASKA 0.3%
  1,405   Alaska Indl Dev & Expt Auth Williams
          Lynxs AK Cargoport (AMT) (Acquired
          05/17/01, Cost $1,405,000) (a)                 7.800   05/01/14       1,366,601
  3,890   Juneau, AK City & Borough Rev Saint
          Anns Care Ctr Proj                             6.875   12/01/25       3,793,100
                                                                            -------------
                                                                                5,159,701
                                                                            -------------
          ARIZONA 2.8%
  2,000   Arizona Hlth Fac Auth Hosp Sys Rev
          John C Lincoln Hlth Network
          (Prerefunded @ 12/01/12)                       6.375   12/01/37       2,332,080
  1,000   Arizona Hlth Fac Auth Rev Terraces
          Proj Ser A                                     7.500   11/15/23       1,126,990
  1,250   Arizona Hlth Fac Auth Rev Terraces
          Proj Ser A                                     7.750   11/15/33       1,412,900
  5,770   Cochise Cnty, AZ Indl Dev Sierra
          Vista Cmnty Hosp Ser A Rfdg                    6.750   12/01/26       5,933,868
    995   Flagstaff, AZ Indl Dev Auth Rev Sr
          Living Cmnty Northn AZ Proj                    7.500   03/01/35       1,084,401
    500   Flagstaff, AZ Indl Dev Auth Rev Sr
          Living Cmnty Northn AZ Proj                    6.300   09/01/38         502,230
  7,000   Glendale, AZ Indl Dev Auth Rfdg                5.000   12/01/35       7,032,340
  4,000   Maricopa Cnty, AZ Hlth Fac Rev
          Catholic Hlthcare West Ser A                   5.500   07/01/26       4,232,240
  4,000   Maricopa Cnty, AZ Indl Dev Auth
          Multi-Family Hsg Rev Natl Hlth Fac II
          Proj Ser B (Acquired 01/15/98, Cost
          $4,000,000) (a) (b)                            6.625   07/01/33       2,865,800
  2,460   Maricopa Cnty, AZ Indl Dev Christian
          Care Mesa Inc Proj Ser A (Prerefunded
          @ 04/01/07)                                    7.750   04/01/15       2,628,436
  2,000   Maricopa Cnty, AZ Indl Dev Christian
          Care Mesa Inc Proj Ser A (Prerefunded
          @ 04/01/07)                                    7.875   04/01/27       2,139,200
  1,500   Peoria, AZ Indl Dev Auth Rev Sierra
          Winds Life Ser A Rfdg                          6.375   08/15/29       1,541,535
  1,865   Pima Cnty, AZ Indl Dev Auth Ed Rev
          Fac Milestones Charter Sch Proj                6.750   11/01/33       1,894,131

  4,225   Pima Cnty, AZ Indl Dev Auth Ed Rev
          Fac Premier & Air Co                           7.000   09/01/35       4,240,590
  2,000   Pima Cnty, AZ Indl Dev Auth Ed Rev
          Horizon Cmnty Learning Ctr Rfdg                5.250   06/01/35       1,977,740
    800   Pima Cnty, AZ Indl Dev Auth Fac
          Skyline Tech High Sch Proj                     7.500   02/01/34         809,784
  1,000   Pima Cnty, AZ Indl Dev Auth Rev La
          Posada at Park Ctr Ser A                       7.000   05/15/27       1,037,620
    815   Red Hawk Canyon Cmnty Fac Dist No 2
          AZ Dist Assmt Rev                              6.500   12/01/12         830,412
  2,095   Tucson, AZ Multi-Family Rev Hsg
          Catalina Asstd Living Ser A (AMT)              6.500   07/01/31       1,805,680
                                                                            -------------
                                                                               45,427,977
                                                                            -------------
          CALIFORNIA 8.5%
  1,000   ABAG Fin Auth Nonprofit Corp CA Amern
          Baptist Homes Ser A Rfdg                       5.850   10/01/27       1,007,280
  1,000   Beaumont, CA Fin Auth Loc Agy Ser A            5.600   09/01/25       1,043,940
  2,000   Beaumont, CA Fin Auth Loc Agy Ser A            5.650   09/01/30       2,071,640
  2,000   Beaumont, CA Fin Auth Loc Agy Ser A            5.700   09/01/35       2,066,160
  1,000   Beaumont, CA Fin Auth Loc Agy Ser D            5.800   09/01/35       1,039,030
  1,000   Blythe, CA Redev Agy Proj                      5.750   05/01/34       1,039,070
  1,000   Brentwood, CA Infrastructure Auth Rev          5.875   09/02/34       1,030,360
 15,000   California Hlth Fac Fin Auth Rev
          Cedars Sinai Med Ctr Rfdg                      5.000   11/15/34      15,283,800
  3,000   California Pollutn Ctl Fin Auth Solid
          Waste Disp Rev Solid Waste Mgmt Inc
          Proj Ser A 2 (AMT)                             5.400   04/01/25       3,128,850
  1,000   California Statewide Cmnty Dev Auth
          Elder Care Alliance Ser A                      8.250   11/15/32       1,045,860
    950   California Statewide Cmnty Dev Auth
          Multi-Family Rev Hsg Heritage Pointe
          Sr Apt Ser QQ (AMT) (Acquired
          02/19/02, Cost $947,625) (a)                   7.500   10/01/26         982,946
  1,675   California Statewide Cmnty Dev Auth
          Rev Daughters of Charity Hlth Ser A            5.250   07/01/35       1,717,964
  1,250   California Statewide Cmnty Dev Auth
          Rev Daughters of Charity Hlth Ser A            5.000   07/01/39       1,255,912
  1,000   California Statewide Cmnty Dev Auth
          San Francisco Art Institute (Acquired
          07/05/02, Cost $1,000,000) (a)                 7.375   04/01/32       1,046,950
  1,000   Chino, CA Cmnty Fac Dist No 03 Impt
          Area 1                                         5.700   09/01/29       1,037,640
  5,000   Contra Costa, CA Home Mtg Fin Auth
          Home Mtg Rev (Escrowed to Maturity)
          (MBIA Insd)                                        *   09/01/17       2,405,350
  1,500   Corona-Norco, CA Univ Sch Dist Pub
          Fin Auth Spl Tax Rev Ser A                     5.800   09/01/35       1,545,960
  2,300   Foothill/Eastern Tran Corridor Agy CA
          Toll Rd Rev (MBIA Insd)                            *   01/15/18       1,268,749
 15,000   Golden St Tob Securitization Corp CA
          Tob Settlement Rev Rols RR II R 448CE
          (Inverse Fltg) (Acquired 11/10/05,
          Cost $14,652,000) (a) (c)                      6.248   06/01/45      15,256,800
    800   Golden St Tob Securitization Corp CA
          Tob Settlement Ser 2003 A-1                    6.750   06/01/39         899,824
  1,750   Huntington Beach, CA Cmnty No 2003 1
          Huntington Ctr                                 5.800   09/01/23       1,804,302
    885   Indio, CA Pub Fin Auth Rev Tax
          Increment (Prerefunded @ 08/15/06)             6.500   08/15/27         913,417
  2,000   Indio, CA Redev Agy Tax Alloc Sub
          Merged Proj Area Ser B                         6.375   08/15/33       2,150,720
    500   Indio, CA Redev Agy Tax Alloc Sub
          Merged Proj Area Ser B                         6.500   08/15/34         540,530
  1,000   Jurupa, CA Cmnty Svc Dist Spl Cmnty
          Fac Dist No 4 Ser A                            5.700   09/01/34       1,030,650
  1,825   Lake Elsinore, CA Pub Fin Auth Loc
          Agy Rev Ser F                                  7.100   09/01/20       1,944,702
  2,500   Lake Elsinore, CA Spl Tax Cmnty Fac
          Dist 2 Area AA                                 5.450   09/01/36       2,523,000

  1,000   Lee Lake Wtr Dist CA Cmnty Fac Dist
          No 1 Spl Tax Sycamore Creek                    6.000   09/01/33       1,055,050
  1,000   Lincoln, CA Spl Tax Cmnty Fac Dist No
          2003 Ser 1                                     6.000   09/01/34       1,066,770
  1,750   Los Angeles, CA Regl Arpt Impt Corp
          Lease Rev Fac Sublease LA Intl Ser
          A-1 Rfdg                                       7.125   12/01/24       1,755,915
 17,440   Los Angeles, CA Regl Arpt Impt Corp
          Lease Rev Ser C (AMT)                          7.500   12/01/24      17,709,797
  1,425   Millbrae, CA Residential Fac Rev
          Magnolia of Millbrae Proj Ser A (AMT)          7.375   09/01/27       1,489,153
  1,000   Murrieta, CA Cmnty Fac Dist No 2 the
          Oaks Impt Area A                               5.900   09/01/27       1,056,490
  1,000   Murrieta, CA Cmnty Fac Dist No 2 the
          Oaks Impt Area A                               6.000   09/01/34       1,054,110
  1,000   Murrieta, CA Cmnty Fac Dist No 2 the
          Oaks Impt Area B                               6.000   09/01/27       1,063,430
  3,000   Northstar Cmnty Svc Dist CA Spl Tax
          Cmnty Fac Dist No 1                            5.450   09/01/28       3,020,100
  1,000   Palmdale, CA Spl Tax Cmnty Fac 03-1
          Anaverde A                                     5.350   09/01/30       1,013,320
  1,100   Palmdale, CA Spl Tax Cmnty Fac 03-1
          Anaverde A                                     5.400   09/01/35       1,116,401
  1,000   Perris, CA Cmnty Fac Dist Spl Tax No
          01-2 Ser A                                     6.375   09/01/32       1,087,600
  2,000   Rancho Cordova Cmnty Fac Dist CA Spl
          Tax No 2003 1 Sunridge Anatolia                5.500   09/01/37       2,011,000
  2,000   Riverside, CA Univ Sch Dist Tax Cmnty
          Fac Dist 15 Impt Area 1                        5.550   09/01/30       2,060,740
  6,000   San Jose, CA Multi-Family Hsg Rev
          Helzer Courts Apt Proj Ser A (AMT) (d)         6.400   12/01/41       5,879,820
  7,100   San Jose, CA Redev Agy Tax Alloc
          Drivers Ser 1085 (Inverse Fltg)
          (Acquired 09/12/05, Cost $7,967,620)
          (MBIA Insd) (a) (c)                            6.171   08/01/13       7,770,169
  2,000   San Marcos, CA Pub Fac Auth Spl Tax
          Rev Ser A                                      5.650   09/01/36       2,048,320
  5,000   Tob Securitization Auth Northn CA Tob
          Settlement Rev Asset Bkd Bds Ser A1            5.500   06/01/45       5,020,900
  1,000   Upland, CA Cmnty Fac Dist 2003 San
          Antonio Impt 1 A                               5.900   09/01/24       1,051,790
  1,500   Upland, CA Cmnty Fac Dist 2003 San
          Antonio Impt 1 A                               6.000   09/01/34       1,563,900
  1,965   Vallejo, CA Ctf Partn Touro Univ               7.250   06/01/16       2,100,526
    965   Vallejo, CA Pub Fin Auth Loc
          Hiddenbrooke Impt Dist Ser A                   5.800   09/01/31         985,892
  1,000   Woodland, CA Spl Tax Cmnty Fac Dist 1
          Spring Lake                                    6.250   09/01/34       1,065,240
  1,800   Yuba City, CA Redev Agy Tax Proj Ser A         6.000   09/01/31       1,899,954
  3,000   Yuba City, CA Redev Agy Tax Proj Ser A         6.000   09/01/39       3,115,680
                                                                            -------------
                                                                              136,143,473
                                                                            -------------
          COLORADO 2.9%
  1,060   Beacon Pt Met Dist Co Ser A                    6.125   12/01/25       1,070,526
  1,005   Beacon Pt Met Dist Co Ser A                    6.250   12/01/35       1,012,316
  1,000   Bromley Pk Met Dist CO No 2 Ser B              8.050   12/01/32       1,074,470
  1,000   Castle Oaks Met Dist CO Ltd Tax                6.000   12/01/25         992,480
  1,500   Castle Oaks Met Dist CO Ltd Tax                6.125   12/01/35       1,485,690
    795   Colorado Ed & Cultural Fac Charter
          Sch Frontier Academy                           7.250   06/01/20         824,741
  2,000   Colorado Hlth Fac Auth Rev Baptist
          Home Assn Ser A                                6.375   08/15/24       1,755,960
  2,000   Colorado Hlth Fac Auth Rev Baptist
          Home Assn Ser B (Variable Rate Coupon)         7.250   08/15/27       1,986,940
  1,060   Colorado Hlth Fac Auth Rev Christian
          Living Campus Proj                             7.050   01/01/19       1,090,952
  3,000   Colorado Hlth Fac Auth Rev Covenant
          Retirement Cmnty Inc                           5.000   12/01/35       2,972,280
  3,425   Denver, CO Hlth & Hosp Auth Ser A Rfdg         6.250   12/01/33       3,793,530
  2,500   Elk Vly, CO Pub Impt Fee Ser A                 7.300   09/01/22       2,678,675

  1,150   High Plains Met Dist Co Ser A                  6.125   12/01/25       1,159,280
  1,750   High Plains Met Dist Co Ser A                  6.250   12/01/35       1,762,740
  5,000   Jefferson Cnty, CO Sch Dist No R-001
          Drivers Ser 674 (Inverse Fltg)
          (Acquired 12/22/04, Cost $5,675,285)
          (FSA Insd) (a) (c)                             6.151   12/15/12       5,599,900
    615   Lafayette, CO Indl Dev Rev Rocky Mtn
          Instr Proj Ser A (c)                           6.750   10/01/14         511,028
  1,920   Lafayette, CO Indl Dev Rev Rocky Mtn
          Instr Proj Ser A (AMT)                         7.000   10/01/18       1,560,518
  4,700   Lake Creek Affordable Hsg Corp Hsg
          Proj Ser A Rfdg                                6.250   12/01/23       4,797,854
    500   Neu Towne, CO Met Dist                         7.250   12/01/34         535,700
  3,500   Northwest CO Met Dist No 3 Ltd Tax             6.125   12/01/25       3,514,490
  1,000   Serenity Ridge, CO Met Dist No 2               7.500   12/01/34       1,088,330
  1,672   Skyland Met Dist CO Gunnison Cnty Rfdg         6.750   12/01/22       1,724,718
  1,000   Southlands Met Dist No 1 CO                    7.000   12/01/24       1,093,870
  1,000   Wheatlands Met Dist No 2 CO Ltd Tax            6.000   12/01/25       1,008,340
  1,500   Wheatlands Met Dist No 2 CO Ltd Tax            6.125   12/01/35       1,511,325
                                                                            -------------
                                                                               46,606,653
                                                                            -------------
          CONNECTICUT 0.5%
  1,500   Connecticut St Dev Auth Indl Afco
          Cargo Bdl LLC Proj (AMT)                       8.000   04/01/30       1,627,770
  2,000   Mohegan Tribe Indians CT Pub Impt
          Priority Dist (Acquired 09/27/01,
          Cost $1,955,120) (a)                           6.250   01/01/31       2,147,080
  3,500   Mohegan Tribe Indians CT Pub Impt
          Priority Dist (Acquired 11/03/04 to
          11/04/04, Cost $3,418,565) (a)                 5.250   01/01/33       3,513,615
                                                                            -------------
                                                                                7,288,465
                                                                            -------------
          DELAWARE 0.1%
  1,080   Wilmington, DE Multi-Family Rent Rev
          Hsg Electra Arms Sr Assoc Proj (AMT)           6.250   06/01/28       1,091,524
                                                                            -------------
          DISTRICT OF COLUMBIA 0.1%
  1,000   District of Columbia Rev Methodist
          Home Issue                                     6.000   01/01/29       1,014,630
     85   District of Columbia Ser A-1
          (Escrowed to Maturity) (MBIA Insd)             6.500   06/01/10          95,584
                                                                            -------------
                                                                                1,110,214
                                                                            -------------
          FLORIDA 9.3%
  4,000   Aberdeen Cmnty Dev Dist FL Spl Assmt           5.500   05/01/36       4,003,640
  1,000   Anthem Pk Cmnty Dev Dist FL Cap Impt
          Rev                                            5.800   05/01/36       1,017,350
  1,000   Bellalago Ed Fac Benefits Ser A                6.000   05/01/33       1,045,560
  1,000   Bellalago Ed Fac Benefits Ser B                5.800   05/01/34       1,031,970
  4,315   Bloomingdale, FL Cmnty Dev Dist Spl
          Assmt Rev                                      5.875   05/01/36       4,497,956
  1,000   Bluewaters Cmnty Dev Dist of FL                6.000   05/01/35       1,049,070
  2,500   Bonnet Creek Resort Cmnty Dev                  7.500   05/01/34       2,760,050
  5,000   Brevard Cnty, FL Hlth Fac Auth
          Hlthcare Fac Rev Rites PA 1342
          (Inverse Fltg) (Acquired 12/08/05,
          Cost $4,707,600) (a) (c)                       6.313   04/01/34       5,166,300
    795   Caribe Palm Cmnty Dev Dist FL Spl
          Assmt Ser A                                    5.850   05/01/35         822,666
  1,000   City Ctr Cmnty Dev Dist FL Spl Assmt
          Rev Ser A                                      6.125   05/01/36       1,004,080
  2,935   Escambia Cnty, FL Rev ICF/MR
          Pensacola Care Dev Ctr                        10.250   07/01/11       2,990,765
  1,245   Escambia Cnty, FL Rev ICF/MR
          Pensacola Care Dev Ctr Ser A                  10.250   07/01/11       1,268,655
  1,340   Fishhawk Cmnty Dev Dist of FL Spl
          Assmt Rev (Prerefunded @ 05/01/06)             7.625   05/01/18       1,384,019
  3,645   Florida Hsg Fin Corp Rev Hsg Beacon
          Hill Apt Ser C (AMT)                           6.610   07/01/38       3,786,061
  7,090   Florida Hsg Fin Corp Rev Hsg Cypress
          Trace Apt Ser G (AMT)                          6.600   07/01/38       7,319,007

  4,795   Florida Hsg Fin Corp Rev Hsg
          Westchase Apt Ser B (AMT)                      6.610   07/01/38       4,942,206
  2,750   Greater Orlando Aviation Auth
          Orlando, FL Arpt Fac Rev Spl
          Purp Jetblue Awy Corp (AMT)                    6.375   11/15/26       2,700,307
  2,800   Greater Orlando Aviation Auth
          Orlando, FL Arpt Fac Rev Spl
          Purp Jetblue Awy Corp (AMT)                    6.500   11/15/36       2,751,420
  3,505   Hammock Bay Cmnty Dev Dist FL Spl
          Assmt Rev Ser A                                6.125   05/01/35       3,654,593
  1,500   Harbour Isles Cmnty Dev Dist of FL             6.125   05/01/35       1,581,615
    300   Heritage Harbor Cmnty Dev Dist FL Rev
          Rec                                            7.750   05/01/23         300,234
    850   Heritage Harbor Cmnty Dev Dist FL Rev
          Spl Assmt Ser A                                6.700   05/01/19         869,703
  1,435   Highlands Cnty, FL Hlth Fac Hosp
          Adventist Hlth Sys                             5.250   11/15/28       1,465,508
  2,000   Highlands, FL Cmnty Dev Dist Spl Assmt         5.550   05/01/36       2,023,800
  1,500   Hillsborough Cnty, FL Hsg Fin Hsg
          Clipper Cove Apt Proj Ser A (AMT)              7.375   07/01/40       1,612,860
  2,500   Hillsborough Cnty, FL Indl Dev Auth
          Hosp Rev Tampa Gen Hosp Proj Ser B             5.250   10/01/34       2,584,175
  1,000   Islands at Doral III Cmnty 2004 Ser A          5.900   05/01/35       1,032,620
  1,000   Islands at Doral NE Cmnty Dev                  6.250   05/01/34       1,065,000
  6,410   Jea, FL Wtr & Swr Sys Rev Drivers Ser
          805 (Inverse Fltg) (Acquired
          03/22/05, Cost $6,268,702) (MBIA
          Insd) (a)                                      5.662   10/01/12       6,524,290
  1,550   Kendall Breeze West Cmnty Dev Dist FL
          Spl Assmt (c)                                  5.875   05/01/34       1,616,960
  2,000   Keys Cove Cmnty Dev Dist FL Assmt Rev          5.875   05/01/35       2,086,400
  2,940   Keys Cove Cmnty Dev Dist II FL                 5.500   05/01/36       2,979,396
  2,000   Lee Cnty, FL Indl Dev Auth Hlthcare
          Fac Rev Cypress Cove Hlthpk Ser A              6.750   10/01/32       2,124,740
  3,500   Leon Cnty, FL Ed Fac Auth Rev
          Southgate Residence Hall Ser A Rfdg            6.750   09/01/28       3,625,790
  1,270   Lexington Cmnty Dev Dist FL                    6.125   05/01/34       1,329,601
     75   Marshall Creek Cmnty Dev FL Spl Assmt
          Ser B                                          6.750   05/01/07          76,168
  2,500   Meadow Woods Cmnty Dev Dist FL Ser A           6.050   05/01/35       2,561,525
  1,000   Miami Beach, FL Hlth Fac Hosp Mt
          Sinai Med Ctr FL Proj                          5.375   11/15/28       1,003,330
  2,500   Miami Beach, FL Hlth Fac Hosp Mt
          Sinai Med Ctr Rfdg (Acquired
          04/26/04, Cost $2,411,600) (a)                 6.750   11/15/29       2,794,150
  3,000   Midtown Miami, FL Cmnty Dev Dist Ser A         6.000   05/01/24       3,203,280
  1,120   Miromar Lakes Cmnty Dev Dist Ser B
          Rfdg                                           7.250   05/01/12       1,211,862
    910   Northern Palm Beach Cnty Dist FL Impt
          Wtr Ctl & Impt Unit Dev No 16 Rfdg             7.500   08/01/24         984,511
  1,775   Oak Creek Cmnty Dev Dist FL Spl Assmt          5.800   05/01/35       1,841,207
  2,050   Orange Cnty, FL Hlth Fac Auth Rev
          First Mtg Orlando Lutheran Twr Rfdg
          (Prerefunded @ 07/01/06)                       8.625   07/01/20       2,159,921
  2,250   Orange Cnty, FL Hlth Fac Auth Rev
          First Mtg Orlando Lutheran Twr Rfdg
          (Prerefunded @ 07/01/06)                       8.750   07/01/26       2,371,995
  1,560   Orange Cnty, FL Hlth Fac Auth Rev
          Hosp Adventist Hlth Sys (Prerefunded
          @ 11/15/10) (c)                                5.875   11/15/11       1,733,753
  1,000   Orange Cnty, FL Hlth Fac Auth Rev
          Hosp Adventist Hlth Sys (Prerefunded
          @ 11/15/10)                                    6.375   11/15/20       1,133,090
  2,000   Orange Cnty, FL Hlth Fac Auth Rev
          Westminster Cmnty Care                         6.600   04/01/24       2,068,220
  1,000   Overoaks, FL Cmnty Dev Dist CA Ser A           6.125   05/01/35       1,054,410
  1,000   Parklands Lee Cmnty Dev Dist FL Spl
          Assmt Ser A                                    5.800   05/01/35       1,028,450
  1,000   Pine Is Cmnty Dev Dist FL Spl Assmt            5.750   05/01/35       1,027,280
  3,000   Pinellas Cnty, FL Hlth Fac Auth Oaks
          of Clearwtr Proj                               6.250   06/01/34       3,183,210
  1,000   Reunion East Cmnty Dev Dist                    5.800   05/01/36       1,032,850
  2,000   Reunion West Cmnty Dev Dist                    6.250   05/01/36       2,113,440
  5,000   River Hall Cmnty Dev Dist FL Cap Impt
          Rev                                            5.450   05/01/36       5,034,550
    980   Saddlebrook, FL Cmnty Ser A                    6.900   05/01/33       1,057,714

    500   Saint John's Cnty, FL Indl Dev Auth
          Hlthcare Glenmoor Saint John's Proj
          Ser A                                          8.000   01/01/17         538,935
  4,500   Saint John's Cnty, FL Indl Dev Auth
          Hlthcare Glenmoor Saint John's Proj
          Ser A                                          8.000   01/01/30       4,850,415
  2,000   Saint John's Cnty, FL Indl Dev Auth
          Hlthcare Rev Bayview Proj Ser A                7.100   10/01/26       2,022,020
  1,995   Silver Palms Cmnty Dev Dist (c)                5.900   05/01/34       2,078,371
  1,300   South Dade Venture Cmnty Dev                   6.125   05/01/34       1,378,559
  1,500   South Vlg Cmnty Dev Dist FL Cap Impt
          Rev Ser A                                      5.700   05/01/35       1,534,590
    115   Stoneybrook West Cmnty Dev Dist FL
          Spl Assmt Rev Ser B                            6.450   05/01/10         115,632
  2,000   Tisons Landing Cmnty Dev Dist FL Spl
          Assmt Ser A                                    5.625   05/01/37       2,009,920
  1,500   Town Ctr Palm Coast Cmnty Dev Dist FL
          Cap Impt Rev                                   6.000   05/01/36       1,549,980
  1,500   Turnbull Creek Cmnty Dev Dist FL Spl
          Assmt                                          5.800   05/01/35       1,547,340
  1,722   University Square Cmnty Dev Dist FL
          Cap Impt Rev (Acquired 10/07/99 to
          09/07/00, Cost $1,720,270) (a)                 6.750   05/01/20       1,865,029
  2,000   Volusia Cnty, FL Indl Dev Auth
          Bishops Glen Proj Rfdg (Prerefunded @
          11/01/06)                                      7.625   11/01/26       2,109,400
  1,000   World Comm Cmnty Dev Dist Ser A1               6.250   05/01/22       1,044,820
  1,715   World Comm Cmnty Dev Dist Ser A2               6.125   05/01/35       1,787,716
                                                                            -------------
                                                                              149,126,010
                                                                            -------------
          GEORGIA 1.4%
  2,000   Atlanta, GA Tax Alloc Atlantic Sta
          Proj                                           7.750   12/01/14       2,163,380
  2,325   Atlanta, GA Urban Residential Fin
          Auth Multi-Family Rev John Eagan Proj
          Ser A (AMT)                                    6.750   07/01/30       2,153,950
  2,750   De Kalb Cnty, GA Residential Care Fac
          Kings Brdg Ser A                               8.250   07/01/26       2,839,127
  1,000   Effingham Cnty, GA Dev Auth Solfort
          James Proj (AMT)                               5.625   07/01/18         971,620
  1,800   Fulton Cnty, GA Residential Care
          Canterbury Court Proj Ser A                    6.000   02/15/22       1,832,094
    650   Fulton Cnty, GA Residential Care
          Canterbury Court Proj Ser A                    6.125   02/15/34         668,460
  3,500   Fulton Cnty, GA Residential Care Sr
          Lien RHA Asstd Living Ser A                    7.000   07/01/29       3,631,320
  4,000   Milledgeville Baldwin Cnty, GA
          College & St Univ Fndtn                        5.625   09/01/30       4,244,280
  1,000   Private Colleges & Univ Auth GA
          Mercer Hsg Corp Proj Ser A                     6.000   06/01/21       1,049,530
  2,930   Renaissance on Peachtree Unit Invt Tr
          Ctf GA Custody Ctf (Variable Rate
          Coupon)                                       12.178   10/01/25       2,517,837
                                                                            -------------
                                                                               22,071,598
                                                                            -------------
          HAWAII 0.5%
  2,500   Hawaii St Dept Budget & Fin Spl Purp
          Rev Kahala Nui Proj Ser A                      8.000   11/15/33       2,906,500
  1,820   Hawaii St Dept Trans Spl Fac Rev
          Continental Airl Inc (AMT)                     5.625   11/15/27       1,470,669
  2,825   Kuakini, HI Hlth Sys Spl Ser A                 6.375   07/01/32       3,047,327
                                                                            -------------
                                                                                7,424,496
                                                                            -------------
          IDAHO 0.1%
  1,000   Idaho Hlth Fac Auth Rev Vly Vista
          Care Ser A Rfdg                                7.875   11/15/29       1,005,950
                                                                            -------------
          ILLINOIS 7.2%
  2,500   Bolingbrook, IL Cap Apprec Ser B
          (MBIA Insd)                                        *   01/01/29         725,050
  4,000   Bolingbrook, IL Sales Tax Rev
          Bolingbrook                                    6.250   01/01/24       3,573,480
  1,990   Bolingbrook, IL Spl Svc Area No 01-1           7.375   07/01/31       2,151,707

  1,500   Bolingbrook, IL Spl Svc Area No 1 Spl
          Tax Augusta Vlg Proj (Acquired
          11/13/02, Cost $1,500,000) (a)                 6.750   03/01/32       1,606,470
  2,000   Bolingbrook, IL Spl Svc Area No 1 Spl
          Tax Forest City Proj (e)                 0.000/5.900   03/01/27       1,836,160
  1,665   Bolingbrook, IL Spl Svc Area No 1 Spl
          Tax Ser 2004 Augusta Vlg Proj                  6.250   03/01/32       1,723,558
  1,901   Bolingbrook, IL Spl Svc Area No 3
          Lakewood Ridge Proj                            7.050   03/01/31       2,047,624
    947   Cary, IL Spl Tax Svc Area No 1
          Cambridge Ser A                                7.625   03/01/30       1,063,794
  7,750   Chicago, IL O'Hare Intl Arpt Rev RR
          II R 239-1 (AMT) (Inverse Fltg)
          (Acquired 08/18/03, Cost $8,490,358)
          (FSA Insd) (a) (c)                             7.830   01/01/19       9,385,250
  4,950   Chicago, IL Proj Ser A Rfdg (MBIA
          Insd)                                          5.500   01/01/38       5,325,655
     50   Chicago, IL Proj Ser A Rfdg
          (Prerefunded @ 01/01/11) (MBIA Insd)           5.500   01/01/38          54,985
  4,000   Chicago, IL Spl Assmt Lakeshore East
          Proj                                           6.625   12/01/22       4,355,520
    760   Chicago, IL Tax Increment Alloc Read
          Dunning Ser B (ACA Insd)                       7.250   01/01/14         796,260
  3,000   Chicago, IL Tax Increment Alloc Sub
          Cent Loop Redev Ser A (ACA Insd)               6.500   12/01/06       3,075,750
  1,925   Chicago, IL Tax Increment Alloc Sub
          Cent Loop Redev Ser A (ACA Insd)               6.500   12/01/08       2,066,333
  1,000   Clay Cnty, IL Hosp Rev                         5.900   12/01/28       1,013,980
  1,228   Gilberts, IL Spl Svc Area No 9 Spl
          Tax Big Timber Proj (Escrowed to
          Maturity) (c)                                  7.375   03/01/11       1,360,121
  1,245   Gilberts, IL Spl Svc Area No 9 Spl
          Tax Big Timber Proj (Prerefunded @
          03/01/11)                                      7.750   03/01/27       1,495,419
  1,500   Godfrey, IL Rev Utd Methodist Vlg Ser
          A                                              5.875   11/15/29       1,232,025
  2,700   Hoopeston, IL Hosp Cap Rev
          Hoopeston Cmnty Mem Hosp Impt & Rfdg           6.550   11/15/29       2,559,735
  1,660   Huntley, IL Increment Alloc Rev
          Huntley Redev Proj Ser A                       8.500   12/01/15       1,727,114
    225   Huntley, IL Spl Svc Area No 10 Spl
          Tax Ser A (c)                                  6.250   03/01/09         235,309
  2,621   Huntley, IL Spl Svc Area No 10 Spl
          Tax Ser A                                      6.500   03/01/29       2,807,065
  9,000   Illinois Fin Auth Rev Clare at Wtr
          Tower Proj Ser A                               6.125   05/15/38       9,041,760
  1,405   Illinois Fin Auth Rev Cmnty Fac
          Clinic Altgeld Proj                            8.000   11/15/16       1,285,027
    500   Illinois Fin Auth Rev Fairview Oblig
          Grp Ser A Rfdg                                 6.000   08/15/20         509,095
    500   Illinois Fin Auth Rev Fairview Oblig
          Grp Ser A Rfdg                                 6.125   08/15/27         507,160
  1,000   Illinois Fin Auth Rev Friendship Vlg
          Schaumburg A                                   5.375   02/15/25       1,000,290
  2,000   Illinois Fin Auth Rev Friendship Vlg
          Schaumburg A                                   5.625   02/15/37       1,987,060
  3,000   Illinois Fin Auth Rev Landing at
          Plymouth Pl Proj A                             6.000   05/15/37       3,017,700
  3,000   Illinois Fin Auth Rev Northwestn Mem
          Hosp Ser A                                     5.500   08/15/43       3,205,680
  1,000   Illinois Hlth Fac Auth Rev Ctr
          Baptist Home Proj                              7.125   11/15/29       1,060,270
  2,500   Illinois Hlth Fac Auth Rev Decatur
          Mem Hosp                                       5.750   10/01/24       2,635,275
  3,000   Illinois Hlth Fac Auth Rev Fairview
          Oblig Grp Ser A Rfdg (Prerefunded @
          08/15/06)                                      7.400   08/15/23       3,127,170
    650   Illinois Hlth Fac Auth Rev Loyola
          Univ Hlth Sys Ser A                            6.000   07/01/21         693,309
  1,200   Illinois Hlth Fac Auth Rev Lutheran
          Sr Ministries Oblig Ser A                      7.375   08/15/31       1,294,668
  1,500   Illinois Hlth Fac Auth Rev Peace Mem
          Ministries Proj (Prerefunded @
          08/15/06)                                      7.500   08/15/26       1,564,500
  1,175   Illinois Hlth Fac Auth Rev Proctor
          Cmnty Hosp Proj                                7.500   01/01/11       1,176,104
    250   Illinois Hlth Fac Auth Rev Ser A Rfdg          6.200   08/15/23         254,760
  1,125   Illinois Hlth Fac Auth Rev Ser A Rfdg          6.400   08/15/33       1,147,061
    700   Illinois Hlth Fac Auth Rev Silver
          Cross Hosp & Med Rfdg                          5.500   08/15/19         729,449
  2,375   Lake Cnty, IL Fst Presv Dist Ld
          Acquisition & Dev                              5.750   12/15/16       2,607,774
    675   Lake Cnty, IL Fst Presv Dist Ld
          Acquisition & Dev                              5.750   12/15/17         739,550
     80   Lake, Cook, Kane & McHenry Cntys, IL
          Cmnty Unit Sch Dist No 22 (FGIC Insd)          5.750   12/01/19          87,368
  2,200   Manhattan, IL No 04 -1 Brookstone
          Springs Proj                                   6.100   03/01/35       2,265,120
  1,000   Minooka, IL Spl Assmt Impt Lakewood
          Trls Unit 2 Proj                               6.375   03/01/34       1,055,800

  1,207   Montgomery, IL Spl Assmt Impt
          Lakewood Creek Proj                            7.750   03/01/30       1,337,513
  1,800   Peoria, IL Spl Tax Weaverridge Spl
          Svc Area                                       8.050   02/01/17       1,903,662
  3,000   Pingree Grove, IL Spl Svc Area No 2
          Spl Tax Ser 05-2 Cambridge Lakes Proj          6.000   03/01/35       3,074,580
  2,000   Plano, IL Spl Svc Area No 1 Lakewood
          Springs Proj Ser A                             6.200   03/01/34       2,084,800
  2,095   Regional Tran Auth IL Ser B (AMBAC
          Insd)                                          8.000   06/01/17       2,817,314
    940   Sterling, IL Rev Hoosier Care Proj
          Ser A                                          7.125   06/01/34         908,341
  3,135   Wheeling, IL Tax Increment Rev N
          Milwaukee/Lake Cook Tif Proj                   6.000   01/01/25       3,084,432
  5,650   Yorkville, IL Utd City Spl Svc Area
          Spl Tax No 2004 107 Raintree Vlg II
          Proj                                           6.250   03/01/35       5,696,838
  2,000   Yorkville, IL Utd City Spl Svc Area
          Spl Tax No 4 104 Mpi Grade Resv Proj           6.375   03/01/34       2,095,820
                                                                            -------------
                                                                              116,213,614
                                                                            -------------
          INDIANA 0.8%
    825   Crawfordsville, IN Redev Cmnty Redev
          Dist Tax Increment Rev (Acquired
          10/15/97, Cost $825,000) (a) (c)               7.000   02/01/12         837,334
  1,885   Indiana Hlth Fac Fin Auth Rev Hoosier
          Care Proj Ser A                                7.125   06/01/34       1,821,513
  6,500   Indiana Hlth Fac Hosp Rev Cmnty Fndtn
          Northwest IN Ser A                             6.000   03/01/34       6,913,725
  2,000   Petersburg, IN Pollutn Ctl Rev IN Pwr
          & Lt (AMT)                                     6.375   11/01/29       2,135,340
  1,810   Portage, IN Spl Impt Dist Rev Marina
          Shores Proj                                    6.375   03/01/35       1,829,240
                                                                            -------------
                                                                               13,537,152
                                                                            -------------
          IOWA 0.9%
  1,000   Bremer Cnty, IA Retirement Fac Rev
          Bartels Lutheran Ser A                         5.375   11/15/27       1,005,640
  2,000   Estherville, IA Hosp Rev Avera Holy
          Family Proj                                    6.250   07/01/26       2,142,820
    375   Evansdale, IA Hlthcare Westn Home Proj         6.000   11/01/26         383,374
  3,400   Evansdale, IA Hlthcare Westn Home
          Proj Ser A (c)                                 6.000   11/01/26       3,459,500
  1,950   Iowa Fin Auth Hlthcare Fac Care
          Initiatives Proj Rfdg                          9.250   07/01/25       2,346,942
    500   Iowa Fin Auth Retirement Cmnty
          Friendship Haven Proj Ser A                    5.750   11/15/19         505,925
    500   Iowa Fin Auth Retirement Cmnty
          Friendship Haven Proj Ser A                    6.000   11/15/24         509,015
    800   Iowa Fin Auth Retirement Cmnty
          Friendship Haven Proj Ser A                    6.125   11/15/32         813,832
  1,000   Polk Cnty, IA Hlthcare Fac Rev Luther
          Pk Hth Ctr Inc Proj                            6.150   10/01/36       1,016,430
  3,000   Tobacco Settlement Auth IA Tob
          Settlement Rev Asset Bkd Ser C                 5.375   06/01/38       2,946,540
                                                                            -------------
                                                                               15,130,018
                                                                            -------------
          KANSAS 0.3%
    910   Lawrence, KS Coml Dev Rev Holiday Inn
          Sr Ser A Rfdg (b)                              8.000   07/01/16         486,086
  1,000   Lenexa, KS Hlthcare Fac Rev Lakeview
          Vlg Inc Ser B                                  6.250   05/15/26       1,024,440
    915   Manhattan, KS Coml Dev Rev Holiday
          Inn Sr Ser A Rfdg (b)                          8.000   07/01/16         488,756
  1,500   Olathe, KS Sr Living Fac Rev Aberdeen
          Vlg Inc Ser A Rfdg                             5.600   05/15/28       1,516,035
  1,500   Overland Pk, KS Dev Corp Rev First
          Tier Overland Park Ser A                       7.375   01/01/32       1,630,110
                                                                            -------------
                                                                                5,145,427
                                                                            -------------
          LOUISIANA 0.8%
  1,985   Louisiana Hsg Fin Agy Rev Azalea
          Estates Ser A Rfdg (AMT) (GNMA
          Collateralized)                                5.375   10/20/39       2,054,197

  1,800   Louisiana Loc Govt Environment Fac
          Hlthcare Saint James Place A Rfdg              7.000   11/01/29       1,835,928
  4,100   Louisiana Loc Govt Environment Fac
          Cmnty Dev Auth Rev Hlthcare Saint
          James Place A Rfdg                             7.000   11/01/25       4,191,758
  1,500   Louisiana Pub Fac Auth Rev
          Progressive Hlthcare                           6.375   10/01/20       1,474,935
  1,000   Louisiana Pub Fac Auth Rev
          Progressive Hlthcare                           6.375   10/01/28         942,210
  3,054   Louisiana St Univ & Agric &
          Mechanical College Univ Rev Master
          Agreement (Acquired 11/30/98, Cost
          $3,053,911) (a)                                5.750   10/30/18       2,908,575
                                                                            -------------
                                                                               13,407,603
                                                                            -------------
          MAINE 0.3%
  4,480   Jay, ME Solid Waste Disp Rev Intl
          Paper Co Proj Ser A Rfdg (AMT)                 4.900   11/01/17       4,492,454
                                                                            -------------
          MARYLAND 1.5%
  2,000   Annapolis, MD Spl Oblig Pk Pl Proj
          Ser A                                          5.350   07/01/34       2,026,740
  1,000   Baltimore Cnty, MD Mtg Rev Shelter
          Elder Care Ser A                               7.250   11/01/29       1,038,270
  4,000   Frederick Cnty, MD Spl Oblig Urbana
          Cmnty Dev Auth Ser A                           5.950   07/01/30       4,183,560
  1,000   Frederick Cnty, MD Spl Oblig Urbana
          Cmnty Dev Auth Ser B                           6.250   07/01/30       1,048,720
    425   Maryland St Econ Dev Corp Air Cargo
          Rev Afco Cargo BWI II LLC Proj (AMT)
          (c)                                            6.250   07/01/07         425,553
  1,200   Maryland St Econ Dev Corp MD Golf
          Course Sys (Prerefunded @ 06/01/11)            8.250   06/01/28       1,446,744
  1,540   Maryland St Hlth & Higher Ed Calvert
          Hlth Sys                                       5.500   07/01/36       1,638,745
  1,000   Maryland St Hlth & Higher Ed Medstar
          Hlth Rfdg                                      5.500   08/15/33       1,050,710
  3,000   Montgomery Cnty, MD Econ Dev
          Editorial Proj In Ed Ser A (Acquired
          09/28/98, Cost $3,000,000) (a)                 6.400   09/01/28       2,978,400
  1,652   Prince Georges Cnty, MD Rev                    8.000   04/01/16       1,652,066
  3,000   Prince Georges Cnty, MD Spl Oblig Spl
          Assmt Woodview Ser A                           8.000   07/01/26       3,172,770
  1,000   Westminster, MD Econ Dev Carroll
          Lutheran Vlg Ser A                             6.000   05/01/24       1,048,310
  1,500   Westminster, MD Econ Dev Carroll
          Lutheran Vlg Ser A                             6.250   05/01/34       1,585,065
                                                                            -------------
                                                                               23,295,653
                                                                            -------------
          MASSACHUSETTS 2.7%
  1,000   Massachusetts St Dev Fin Agy
          Briarwood Ser B (Prerefunded @
          12/01/10)                                      8.000   12/01/22       1,196,500
    250   Massachusetts St Dev Fin Agy Rev
          Evergreen Ctr Inc                              5.000   01/01/24         248,973
    500   Massachusetts St Dev Fin Agy Rev
          Evergreen Ctr Inc                              5.500   01/01/35         503,950
    770   Massachusetts St Dev Fin Agy Rev Gtr
          Lynn Mental Hlth (Acquired 07/27/00,
          Cost $768,600) (a)                             7.750   06/01/18         855,940
  1,890   Massachusetts St Dev Fin Agy Rev
          Hillcrest Ed Ctr Inc                           6.375   07/01/29       1,911,357
  2,935   Massachusetts St Dev Fin Agy Rev
          Hlthcare Fac Alliance Ser A                    7.100   07/01/32       3,010,606
  1,000   Massachusetts St Dev Fin Agy Rev
          MCHSP Human Svc Providers Ser A
          (Prerefunded @ 07/01/10)                       8.000   07/01/20       1,179,170
  3,650   Massachusetts St Dev Fin Agy Rev New
          England Ctr For Children                       6.000   11/01/19       3,751,653
 10,315   Massachusetts St Dev Fin Agy Rev
          Rites PA 1316 (Inverse Fltg)
          (Acquired 07/20/05, Cost $11,406,224)
          (AMBAC Insd) (a) (c)                           5.696   10/01/39      11,100,797
  3,100   Massachusetts St Hlth & Ed Civic Invt
          Ser B                                          9.150   12/15/23       3,756,673
    933   Massachusetts St Hlth & Ed Nichols
          College Issue Ser C                            6.000   10/01/17         989,055

  1,000   Massachusetts St Hlth & Ed Northern
          Berkshire Hlth Ser B                           6.250   07/01/24       1,057,000
  1,865   Massachusetts St Indl Fin Agy
          Assisted Living Fac Rev Marina Bay
          LLC Proj (Prerefunded @ 12/01/07) (AMT)        7.500   12/01/27       2,008,736
    980   Massachusetts St Indl Fin Agy
          Assisted Living Fac Rev Newton Grp
          Pptys LLC Proj (AMT)                           8.000   09/01/27       1,063,104
    560   Massachusetts St Indl Fin Agy Rev
          First Mtg GF/Pilgrim Inc Proj                  6.500   10/01/15         543,827
  2,000   Massachusetts St Indl Fin Agy Rev
          First Mtg GF/Pilgrim Inc Proj                  6.750   10/01/28       1,886,940
  1,975   Massachusetts St Indl Fin Agy Rev
          First Mtg Reeds Landing Proj (e)         7.350/7.450   10/01/28       1,916,264
  2,130   Massachusetts St Indl Fin Agy Rev Gtr
          Lynn Mental Hlth (Acquired 06/24/98,
          Cost $2,130,000) (a)                           6.375   06/01/18       2,301,060
    370   Massachusetts St Indl Fin Agy Rev Gtr
          Lynn Mental Hlth (Acquired 06/24/98,
          Cost $370,000) (Escrowed to Maturity)
          (a)                                            6.200   06/01/08         391,471
  3,400   Massachusetts St Indl Fin Agy Rev Swr
          Fac Res Ctl Composting (AMT)
          (Acquired 08/10/89, Cost $3,400,00)
          (a)                                            9.250   06/01/10       3,429,308
                                                                            -------------
                                                                               43,102,384
                                                                            -------------
          MICHIGAN 2.9%
  2,500   Chelsea, MI Econ Dev Corp Rev Utd
          Methodist Retirement Rfdg                      5.400   11/15/27       2,505,875
    850   Detroit, MI Loc Dev Fin Auth Tax
          Increment Sub Ser C (Acquired
          09/08/97, Cost $850,000) (a)                   6.850   05/01/21         874,429
  1,000   Gaylord, MI Hosp Fin Auth Ltd Oblig
          Rev Otsego Mem Hosp Rfdg                       6.500   01/01/31       1,035,090
  1,700   Hillsdale, MI Hosp Fin Hillsdale
          Cmnty Hlth Ctr                                 5.000   05/15/13       1,701,088
  5,430   Kent Hosp Fin Auth MI Rev Metro Hosp
          Proj Ser A                                     6.000   07/01/35       5,854,246
  4,000   Kent Hosp Fin Auth MI Rev Metro Hosp
          Proj Ser A                                     6.250   07/01/40       4,374,560
  2,390   Meridian, MI Econ Dev Corp Ltd Oblig
          Rev First Mtg Burcham Hills Ser A Rfdg         7.500   07/01/13       2,453,885
  3,430   Meridian, MI Econ Dev Corp Ltd Oblig
          Rev First Mtg Burcham Hills Ser A Rfdg         7.750   07/01/19       3,523,090
  3,045   Michigan St Hosp Fin Auth Rev Hosp
          Pontiac Osteopathic Ser A Rfdg                 6.000   02/01/14       3,045,548
  1,500   Michigan St Hosp Fin Auth Rev Hosp
          Pontiac Osteopathic Ser A Rfdg                 6.000   02/01/24       1,500,345
  2,000   Michigan St Hosp Fin Auth Rev
          Presbyterian Vlg Rfdg                          5.500   11/15/35       2,018,820
 11,084   Michigan St Strategic Fd Ltd Oblig
          Rev Great Lakes Pulp & Fiber Proj
          (AMT) (b) (f)                                  8.000   12/01/27       1,552,916
 10,325   Wayne Cnty, MI Arpt Auth Rev Rols RR
          II R 352 (AMT) (Inverse Fltg)
          (Aquired 04/05/05, Cost $11,112,797)
          (MBIA Insd) (a) (c)                            6.823   12/01/24      11,611,908
  3,900   Wenonah Pk Ppty Inc Bay City Hotel
          Rev Bd                                         7.500   04/01/33       3,729,492
                                                                            -------------
                                                                               45,781,292
                                                                            -------------
          MINNESOTA 2.8%
  2,000   Aitkin, MN Hlth Fac Rev Riverwood
          Hlthcare Ctr Proj                              7.750   02/01/31       2,132,860
  1,000   Cambridge, MN Hsg & Hlthcare Fac Rev
          Grandview West Proj Ser B                      6.000   10/01/33       1,000,890
  2,000   Carlton, MN Hlth & Hsg Fac Inter
          Faith Social Svc Inc Proj                      7.500   04/01/19       2,150,420
  2,000   Carlton, MN Hlth & Hsg Fac Inter
          Faith Social Svc Inc Proj                      7.750   04/01/29       2,157,360
  2,250   Cuyuna Range Hosp Dist MN Hlth Fac
          Gross Rev                                      5.500   06/01/35       2,277,923
  1,500   Duluth, MN Econ Dev Auth Hlthcare Fac Rev
          Saint Lukes Hosp                               7.250   06/15/32       1,614,195
    900   Duluth, MN Econ Dev Auth Hlthcare Fac Rev
          Saint Lukes Hosp                               6.000   06/15/12         923,274

  2,000   Glencoe, MN Hlthcare Fac Rev
          (Prerefunded @ 04/01/11)                       7.500   04/01/31       2,350,460
  1,000   Minneapolis, MN Tax Increment Rev Ivy
          Tower Proj                                     5.700   02/01/29       1,009,550
    900   Minnesota Agric & Econ Dev Brd Rev
          Hlthcare Benedictine Proj Ser A                5.500   08/01/23         910,206
    875   Minnesota Agric & Econ Dev Brd Rev
          Hlthcare Benedictine Proj Ser A                5.750   02/01/30         882,289
  2,500   Northwest MN Multi-Cnty Pooled Hsg Pgm
          A Rfdg                                         6.250   07/01/40       2,511,550
  1,500   Oakdale, MN Rev Sr Hsg Oak Meadows
          Proj Rfdg                                      6.250   04/01/34       1,568,190
  1,425   Ramsey, MN Lease Rev Pact Charter Sch
          Proj Ser A                                     6.750   12/01/33       1,454,255
  1,500   Saint Cloud, MN Hsg & Redev Auth
          Sterling Heights Apt Proj (AMT)                7.550   04/01/39       1,569,450
  1,000   Saint Paul, MN Hsg & Redev Auth
          Higher Ground Academy Ser A Rfdg               6.625   12/01/23       1,025,260
  5,000   Saint Paul, MN Hsg & Redev Auth Hosp
          Rev Hltheast Proj                              6.000   11/15/35       5,401,800
  2,185   Saint Paul, MN Hsg & Redev Auth Lease
          Rev Hope Cmnty Academy Proj A                  6.250   12/01/33       2,202,327
  2,295   Saint Paul, MN Hsg & Redev Auth LSE
          Rev Rfdg                                       6.750   01/01/35       2,300,577
  1,000   Saint Paul, MN Hsg & Redev Cmnty of
          Peace Academy Proj Ser A                       7.875   12/01/30       1,040,880
  2,250   Saint Paul, MN Port Auth Hotel Fac
          Rev Radisson Kellogg Proj Ser 2 Rfdg           7.375   08/01/29       2,355,795
  1,250   Saint Paul, MN Port Auth Lease Rev
          Hltheast Midway Campus 03 A                    5.875   05/01/30       1,274,625
    700   Saint Paul, MN Port Auth Lease Rev
          Hltheast Midway Campus 03 B                    6.000   05/01/30         714,980
  1,000   Shakopee, MN Hlthcare Saint Francis
          Regl Med Ctr                                   5.250   09/01/34       1,028,890
  1,000   Vadnais Heights, MN Lease Rev Agric &
          Food Sciences Ser A                            6.375   12/01/24       1,003,830
  1,000   Vadnais Heights, MN Lease Rev Agric &
          Food Sciences Ser A                            6.600   12/01/34       1,001,850
  1,450   Winona, MN Hlthcare Winona Hlth Ser A          6.000   07/01/34       1,541,597
                                                                            -------------
                                                                               45,405,283
                                                                            -------------
          MISSISSIPPI 0.0%
    615   Mississippi Bus Fin Corp (AMT)                 7.250   07/01/34         632,884
                                                                            -------------
          MISSOURI 4.1%
  1,500   Carthage, MO Hosp Rev                          5.875   04/01/30       1,495,035
  8,500   Carthage, MO Hosp Rev                          6.000   04/01/38       8,480,960
  1,250   Cole Cnty, MO Indl Dev Auth Sr Living
          Fac Rev Lutheran Svc Heisinger Proj            5.500   02/01/35       1,305,625
  1,000   Fenton, MO Tax Increment Rev & Impt
          Gravois Bluffs Proj Rfdg                       6.125   10/01/21       1,027,100
  1,000   Fenton, MO Tax Increment Rev & Impt
          Gravois Bluffs Proj Rfdg                       7.000   10/01/21       1,073,930
  1,440   Ferguson, MO Tax Increment Rev
          Crossings at Halls Ferry Proj Rfdg             5.000   04/01/17       1,419,797
    225   Ferguson, MO Tax Increment Rev
          Crossings at Halls Ferry Proj
          (Escrowed to Maturity)                         7.250   04/01/07         229,889
  3,095   Ferguson, MO Tax Increment Rev
          Crossings at Halls Ferry Proj
          (Prerefunded @ 04/01/07)                       7.625   04/01/17       3,302,241
    209   Ferguson, MO Tax Increment Rev
          Crossings at Halls Ferry Proj
          (Prerefunded @ 04/01/07)                       7.625   04/01/18         222,995
  1,500   Folk Ave South Transn Dist MO Transn
          Sales Tax Rev Dev MO                           5.625   11/01/31       1,507,470
  3,000   Joplin, MO Indl Dev Auth Hlth Fac Rev
          Freeman Hlth Sys Proj                          5.500   02/15/29       3,125,310
  2,000   Kansas City, MO Indl Dev Auth First
          Mtg Bishop Spencer Ser A                       6.250   01/01/24       2,092,380
  1,500   Kansas City, MO Indl Dev Auth First
          Mtg Bishop Spencer Ser A                       6.500   01/01/35       1,579,275

    980   Kansas City, MO Indl Dev Auth
          Multi-Family Hsg Rev Brentwood Manor
          Apt Proj Ser B (AMT)                           7.250   10/15/38       1,038,506
  3,000   Kansas City, MO Indl Dev Plaza Lib
          Proj                                           5.900   03/01/24       3,008,580
  1,831   Kansas City, MO Multi-Family Hsg Rev
          Northwoods Apts Proj Ser A (AMT)               6.450   05/01/40       1,915,372
    935   Kansas City, MO Multi-Family Hsg Rev
          Vlg Green Apt Proj (AMT)                       6.250   04/01/30         769,402
 10,820   Missouri St Hlth & Ed Fac Rev Drivers
          Ser 362 (Inverse Fltg) (Acquired
          07/21/03, Cost $12,211,777) (a) (c)            6.661   05/15/11      12,228,764
  6,390   Missouri St Hlth & Ed Fac Rev Drivers
          Ser 847 (Inverse Fltg) (Acquired
          04/05/05, Cost $6,971,107) (a) (c)             6.162   11/15/12       7,054,241
  2,220   Nevada, MO Hosp Rev Neveda Regional
          Med Ctr                                        6.750   10/01/22       2,372,403
  2,750   Saint Joseph, MO Indl Dev Auth
          Hlthcare Rev Living Cmnty Saint
          Joseph Proj                                    7.000   08/15/32       2,946,185
    500   Saint Joseph, MO Indl Dev Auth Tax
          Increment Rev Shoppes at North Vlg
          Proj Ser A                                     5.100   11/01/19         494,830
  1,000   Saint Joseph, MO Indl Dev Auth Tax
          Increment Rev Shoppes at North Vlg
          Proj Ser A                                     5.500   11/01/27       1,003,040
  4,820   Saline Cnty, MO Indl Dev Auth Hlth
          Fac Rev (Acquired 01/12/99, Cost
          $4,727,371) (a)                                6.500   12/01/28       4,990,532
  1,000   Sikeston, MO Elec Rev Rfdg (MBIA Insd)         6.000   06/01/15       1,171,070
                                                                            -------------
                                                                               65,854,932
                                                                            -------------
          NEVADA 0.5%
  3,500   Clark Cnty, NV Indl Dev Southwest Gas
          Corp Proj Ser D1 (AMT) (FGIC Insd)             5.250   03/01/38       3,621,835
  3,000   Henderson, NV Hlthcare Fac Rev
          Catholic Hlthcare West Ser A                   5.625   07/01/24       3,217,650
  1,000   Las Vegas, NV Loc Impt Bds Spl Impt
          Dist No 607                                    6.000   06/01/19       1,037,310
                                                                            -------------
                                                                                7,876,795
                                                                            -------------
          NEW HAMPSHIRE 0.7%
  1,500   New Hampshire Higher Ed & Hlth
          Brewster Academy (Prerefunded @
          06/01/06)                                      6.750   06/01/25       1,548,480
  2,000   New Hampshire Higher Ed & Hlth Fac
          Auth Rev Havenwood-Heritage Heights            7.350   01/01/18       2,043,200
  2,000   New Hampshire Higher Ed & Hlth Fac
          Auth Rev Havenwood-Heritage Heights            7.450   01/01/25       2,043,200
  1,690   New Hampshire Hlth & Ed Fac Auth Rev
          Huntington At Nashua Ser A                     6.875   05/01/33       1,773,469
  1,500   New Hampshire Hlth & Ed Fac Hlthcare
          Sys Covenant Hlth                              5.500   07/01/34       1,576,230
  1,500   New Hampshire Hlth & Ed Fac Speare
          Mem Hosp                                       5.875   07/01/34       1,559,655
  1,000   New Hampshire St Business Fin Auth
          Rev Alice Peck Day Hlth Sys Ser A              6.875   10/01/19       1,061,100
                                                                            -------------
                                                                               11,605,334
                                                                            -------------
          NEW JERSEY 3.9%
  2,240   Camden Cnty, NJ Impt Auth Lease Rev
          Dockside Refrig (Acquired 01/29/97 to
          05/20/97, Cost $2,340,765) (a) (g)             5,750   04/01/24       2,161,600
  1,000   Middlesex Cnty, NJ Pollutn Ctl
          Pollutn Ctl Amerada Rfdg                       6.050   09/15/34       1,076,240
  2,000   New Jersey Econ Dev Auth Cedar Crest
          Vlg Inc Fac Ser A                              7.000   11/15/16       2,090,220
  2,500   New Jersey Econ Dev Auth Econ Dev Rev
          Utd Methodist Homes Ser A-1                    6.000   07/01/18       2,683,325
  2,000   New Jersey Econ Dev Auth First Mtg
          Franciscan Oaks Proj                           5.700   10/01/17       2,036,000
  1,000   New Jersey Econ Dev Auth Retirement
          Cmnty Rev Ser A                                8.000   11/15/15       1,140,470

  1,000   New Jersey Econ Dev Auth Retirement
          Cmnty Rev Ser A                                8.125   11/15/18       1,081,440
  1,440   New Jersey Econ Dev Auth Retirement
          Cmnty Rev Ser A                                8.125   11/15/23       1,634,198
    710   New Jersey Econ Dev Auth Rev First
          Mtg Lions Gate Proj A                          5.750   01/01/25         725,499
  1,230   New Jersey Econ Dev Auth Rev First
          Mtg Lions Gate Proj A                          5.875   01/01/37       1,261,353
  1,000   New Jersey Econ Dev Auth Rev First
          Mtg Winchester Gardens Ser A
          (Prerefunded @ 11/01/06)                       8.500   11/01/16       1,061,850
  1,500   New Jersey Econ Dev Auth Rev First
          Mtg Winchester Gardens Ser A
          (Prerefunded @ 11/01/06)                       8.625   11/01/25       1,594,275
  1,440   New Jersey Econ Dev Auth Rev Kullman
          Assoc Proj Ser A (AMT)                         6.125   06/01/18       1,312,114
  2,000   New Jersey Econ Dev Auth Rev Sr
          Living Fac Esplanade Bear (AMT)                7.000   06/01/39       1,618,720
  3,000   New Jersey Econ Dev Auth Rev Sr Mtg
          Arbor Glen Proj Ser A (Prerefunded @
          05/15/06)                                      8.750   05/15/26       3,118,770
  5,035   New Jersey Econ Dev Auth Spl Fac Rev
          Contl Airl Inc Proj (AMT)                      6.250   09/15/19       4,781,337
  2,075   New Jersey Econ Dev Auth Spl Fac Rev
          Contl Airl Inc Proj (AMT)                      6.400   09/15/23       1,975,691
  1,500   New Jersey Econ Dev Auth Sr Mtg Arbor
          Ser A                                          6.000   05/15/28       1,540,695
  3,500   New Jersey Econ Dev Auth Utd
          Methodist Homes NJ Oblig                       5.750   07/01/29       3,571,470
    900   New Jersey Hlthcare Fac Fin Auth Rev
          Avalon at Hillsborough A (AMT)                 6.375   07/01/25         907,452
    575   New Jersey Hlthcare Fac Fin Auth Rev
          Avalon at Hillsborough A (AMT)                 6.625   07/01/35         581,319
  3,225   New Jersey Hlthcare Fac Fin Auth Rev
          Cap Hlth Sys Oblig Grp Ser A                   5.375   07/01/33       3,340,681
    810   New Jersey Hlthcare Fac Fin Auth Rev
          Raritan Bay Med Ctr Issue Rfdg                 7.250   07/01/14         836,892
  3,000   New Jersey Hlthcare Fac Fin Inst Inc
          Cherry Hill Proj                               8.000   07/01/27       3,126,690
  1,000   New Jersey St Ed Fac Auth Rev
          Felician College of Lodi Ser D
          (Acquired 11/07/97, Cost $1,000,000)
          (a)                                            7.375   11/01/22       1,052,910
  3,535   Tobacco Settlement Fin Corp NJ                 6.750   06/01/39       3,957,821
  5,000   Tobacco Settlement Fin Corp NJ                 6.250   06/01/43       5,426,750
  5,000   Tobacco Settlement Fin Corp NJ Asset
          Bkd                                            6.000   06/01/37       5,189,450
  2,000   Tobacco Settlement Fin Corp NJ Asset
          Bkd                                            6.125   06/01/42       2,089,240
                                                                            -------------
                                                                               62,974,472
                                                                            -------------
          NEW MEXICO 0.5%
  4,065   Albuquerque, NM Retirement Fac Rev La
          Vida Llena Proj Ser B Rfdg                     6.600   12/15/28       4,200,690
  1,505   Cabezon Pub Impt Dist NM Spl Levg Rev          6.000   09/01/24       1,551,369
  1,005   New Mexico Hsg Auth Region lll Sr
          Brentwood Gardens Apt Ser A (AMT)              6.850   12/01/31       1,041,813
    750   Ventana West Pub Impt Dist NM                  6.875   08/01/33         797,880
                                                                            -------------
                                                                                7,591,752
                                                                            -------------
          NEW YORK 10.3%
    965   Bethlehem, NY Indl Dev Agy Sr Hsg Rev
          Van Allen Proj Ser A                           6.875   06/01/39         968,387
  1,000   Brookhaven, NY Indl Dev Agy Mem Hosp
          Med Ctr Inc Ser A                              8.125   11/15/20       1,078,940
  1,400   Brookhaven, NY Indl Dev Agy Sr
          Residential Hsg Rev Woodcrest Estates
          Fac Ser A (AMT)                                6.375   12/01/37       1,434,538
  3,460   Dutchess Cnty, NY Indl Dev Agy Saint
          Francis Hosp Ser A Rfdg                        7.500   03/01/29       3,787,143

  8,250   Metropolitan Trans Auth NY Drivers
          Ser 898 (Inverse Fltg) (Acquired
          05/09/05, Cost $8,893,723) (FSA Insd)
          (a) (c)                                        6.161   05/15/11       8,884,590
  5,000   Metropolitan Transn Auth NY Rev
          Transn Ser F                                   5.000   11/15/35       5,195,300
  1,975   Monroe Cnty, NY Indl Dev Agy Woodland
          Vlg Proj                                       8.000   11/15/15       2,235,799
  3,000   New York City Indl Dev Agy JFK Intl
          Arpt Proj Ser B (AMT)                          8.500   08/01/28       3,202,380
 44,890   New York City Indl Dev Agy Rev
          Liberty 7 World Trade Ctr Ser A                6.250   03/01/15      46,014,046
 15,400   New York City Indl Dev Agy Rev
          Liberty 7 World Trade Ctr Ser A                6.500   03/01/35      15,942,850
 10,000   New  York City Indl Dev Agy Spl Fac Rev
          Amern Airl JFK Intl Arpt (AMT)                 7.500   08/01/16      10,228,300
 11,750   New York City Indl Dev Agy Spl Fac
          Rev Amern Airl JFK Intl Arpt (AMT)             7.625   08/01/25      12,050,095
  5,000   New York City Indl Dev Agy Spl Fac
          Rev Amern Airl JFK Intl Arpt (AMT) (d)         7.750   08/01/31       5,178,550
 10,000   New York City Muni Wtr Fin Drivers
          Ser 786 (Inverse Fltg) (Acquired
          03/15/05 to 07/21/05, Cost
          $10,865,500) (a)                               6.161   12/15/12      10,805,100
  4,800   New York City Ser A                            7.000   08/01/07       4,970,256
    200   New York City Ser A (Prerefunded @
          08/01/06)                                      7.000   08/01/07         207,270
  5,000   New York City Transitional Drivers
          Ser 386 (Inverse Fltg) (Acquired
          02/02/04, Cost $5,458,300) (a) (c)             6.161   02/01/12       5,553,850
  1,360   New York St Dorm Auth Rev NY
          Methodist Hosp                                 5.250   07/01/24       1,435,834
  2,000   New York St Dorm Auth Rev NY
          Methodist Hosp                                 5.250   07/01/33       2,101,400
  2,500   New York St Energy Resh & Dev Auth
          Gas Fac Rev (Inverse Fltg)                     9.156   04/01/20       2,885,550
  1,955   Saratoga Cnty, NY Indl Dev Agy Sr Hsg
          Rev Highpointe at Malta Proj Ser A             6.875   06/01/39       1,971,950
  1,000   Suffolk Cnty, NY Gurwin Jewish Phase
          II                                             6.700   05/01/39       1,058,050
  1,000   Suffolk Cnty, NY Indl Dev Agy
          Continuing Care Retirement Cmnty Rev           7.250   11/01/28       1,083,440
  2,975   Suffolk Cnty, NY Indl Dev Agy Eastn
          Long Is Hosp Assoc Ser A                       7.750   01/01/22       3,181,019
  1,340   Suffolk Cnty, NY Indl Dev Agy Indl
          Dev Rev Spellman High Voltage Fac Ser
          A (AMT)                                        6.375   12/01/17       1,324,737
  4,000   Suffolk Cnty, NY Indl Dev Agy Medford
          Hamlet Asstd Living Proj (AMT)                 6.375   01/01/39       4,017,640
  1,445   Suffolk Cnty, NY Indl Dev Agy Peconic
          Landing Ser A                                  8.000   10/01/20       1,629,382
  1,000   Syracuse, NY Indl Dev Agy Rev First
          Mtg Jewish Home Ser A                          7.375   03/01/31       1,072,690
  2,700   Ulster Cnty, NY Indl Dev Agy Civic
          Fac Rev Benedictine Hosp Proj Ser A            6.450   06/01/24       2,520,990
  2,315   Utica, NY Indl Dev Agy Civic Utica
          College Civic Fac                              6.750   12/01/21       2,437,186
  1,000   Westchester Cnty, NY Indl Dev Hebrew
          Hosp Sr Hsg Inc Ser A                          7.375   07/01/30       1,075,490
                                                                            -------------
                                                                              165,532,752
                                                                            -------------
          NORTH CAROLINA 1.0%
  2,000   North Carolina Med Care Commn First
          Mtg Utd Methodist Homes (Prerefunded
          @ 10/01/09)                                    7.000   10/01/17       2,240,940
  2,600   North Carolina Med Care Commn
          Retirement Fac Rev First Mtg Ser A 05          5.500   10/01/35       2,635,984
 10,000   North Carolina St Rites PA 1246
          (Inverse Fltg) (Acquired 03/16/04,
          Cost $11,859,100) (a) (c)                      5.662   03/01/12      11,302,100
                                                                            -------------
                                                                               16,179,024
                                                                            -------------
          NORTH DAKOTA 0.2%
  2,000   Grand Forks, ND Sr Hsg Rev Spl Term
          4000 Vly Square Proj                           6.250   12/01/34       2,007,380
    940   Grand Forks, ND Sr Hsg Rev Spl Term
          4000 Vly Square Proj                           6.375   12/01/34         945,988
                                                                            -------------
                                                                                2,953,368
                                                                            -------------

          OHIO 3.3%
 10,200   Adams Cnty Hosp Fac Impt Rev Adams
          Cnty Hosp Proj                                 6.500   09/01/36      10,256,916
  5,000   Athens Cnty, OH Hosp Fac Rev Impt
          O'Bleness Mem Ser A Rfdg                       7.125   11/15/33       5,451,200
  3,000   Cleveland-Cuyahoga Cnty, OH Spl
          Assmt/Tax Increment                            7.000   12/01/18       3,191,580
  1,000   Cuyahoga Cnty, OH Hlthcare Fac
          Franciscan Cnty OH Inc Proj Ser C              6.250   05/15/32       1,021,510
  5,000   Cuyahoga Cnty, OH Rev Ser A Rfdg               6.000   01/01/32       5,533,400
  1,760   Dayton, OH Spl Fac Rev Air Freight
          Cargo Day LLC Proj (AMT)                       6.300   04/01/22       1,634,688
  7,510   Erie Cnty, OH Hosp Fac Rev Firelands
          Regl Med Ctr Ser A                             5.625   08/15/32       7,830,677
  5,955   Franklin Cnty, OH Hlthcare Fac Rev
          Impt Lutheran Sr City Proj Rfdg (c)            6.125   12/15/28       5,815,058
  2,600   Franklin Cnty, OH Hlthcare Fac Rev
          Impt OH Presbyterian Svc Ser A                 5.125   07/01/35       2,647,372
  1,500   Lucas Cnty, OH Hlthcare & Impt Sunset
          Retirement Rfdg                                6.500   08/15/20       1,622,745
    750   Lucas Cnty, OH Port Auth Rev Saint
          Mary Woods Proj Ser A                          6.000   05/15/24         763,478
  2,250   Lucas Cnty, OH Port Auth Rev Saint
          Mary Woods Proj Ser A                          6.000   05/15/34       2,270,453
  2,840   Madison Cnty, OH Hosp Impt Rev
          Madison Cnty Hosp Proj Rfdg
          (Prerefunded @ 08/01/08)                       6.400   08/01/28       3,015,966
  2,000   Ohio St Environmental Fac Rev Ford
          Motor Co Proj (AMT)                            5.750   04/01/35       1,511,840
                                                                            -------------
                                                                               52,566,883
                                                                            -------------
          OKLAHOMA 3.5%
  1,000   Citizen Potawatomi Nation, OK Ser A            6.500   09/01/16       1,051,970
    520   Langston, OK Econ Dev Langston Cmnty
          Dev Corp Proj Ser A                            7.000   08/01/10         530,026
    750   Langston, OK Econ Dev Langston Cmnty
          Dev Corp Proj Ser A                            7.400   08/01/17         771,308
  1,000   Langston, OK Econ Dev Langston Cmnty
          Dev Corp Proj Ser A                            7.625   08/01/20       1,034,830
  1,000   Norman, OK Regl Hosp Auth Hosp Rev             5.375   09/01/29       1,013,710
  3,000   Norman, OK Regl Hosp Auth Hosp Rev             5.375   09/01/36       3,028,380
  2,000   Oklahoma Cnty, OK Fin Auth Rev
          Epworth Villa Proj Rfdg                        6.000   04/01/18       2,037,300
    750   Oklahoma Cnty, OK Fin Auth Rev
          Epworth Villa Proj Ser A Rfdg                  5.700   04/01/25         757,463
  1,250   Oklahoma Cnty, OK Fin Auth Rev
          Epworth Villa Proj Ser A Rfdg                  5.875   04/01/30       1,274,463
  1,000   Oklahoma Cnty, OK Fin Auth Rev Epworth
          Villa Proj Ser A Rfdg                          7.000   04/01/25       1,035,380
  1,500   Oklahoma Cnty, OK Fin Auth Rev
          Retirement Fac Concordia Ser A                 6.125   11/15/25       1,512,585
  5,500   Oklahoma Cnty, OK Fin Auth Rev
          Retirement Fac Concordia Ser A                 6.000   11/15/38       5,497,195
  1,065   Oklahoma Dev Fin Auth Rev Hillcrest
          Hlthcare Sys Ser A Rfdg (Prerefunded
          @ 08/15/09)                                    5.750   08/15/12       1,155,450
  1,000   Oklahoma Dev Fin Auth Rev Hillcrest
          Hlthcare Sys Ser A Rfdg (Prerefunded
          @ 08/15/09)                                    5.750   08/15/15       1,084,930
  4,000   Oklahoma Dev Fin Auth Rev Hillcrest
          Hlthcare Sys Ser A Rfdg (Prerefunded
          @ 08/15/09)                                    5.625   08/15/19       4,322,840
  3,250   Tulsa Cnty, OK Pub Fac Auth
          (Prerefunded @ 11/01/09) (AMBAC Insd)          6.250   11/01/22       3,638,050
 10,065   Tulsa, OK Muni Arpt Tr Rev Amern Airl
          Proj Rfdg                                      6.250   06/01/20       9,429,093
 16,855   Tulsa, OK Muni Arpt Tr Rev Ser A Rfdg
          (AMT)                                          7.750   06/01/35      17,500,715
                                                                            -------------
                                                                               56,675,688
                                                                            -------------

          OREGON 0.8%
  2,000   Clackamas Cnty, OR Hosp Fac
          Willamette View Inc Proj Ser A
          (Prerefunded @ 11/01/09)                       7.500   11/01/29       2,296,700
  2,145   Clatsop Care Ctr Hlth Dist OR Rev Sr
          Hsg                                            6.875   08/01/28       2,168,681
  2,500   Multnomah Cnty, OR Hosp Fac Auth Rev
          Terwilliger Plaza Proj Rfdg (Acquired
          05/21/04, Cost $2,442,200) (a)                 6.500   12/01/29       2,575,125
  5,093   Oregon St Hlth Hsg Ed & Cultural Fac
          Auth (AMT)                                     7.250   06/01/28       5,176,373
    970   Oregon St Hlth Hsg Ed Auth OR Baptist
          Retirement Homes Ser A                         8.000   11/15/26       1,002,951
                                                                            -------------
                                                                               13,219,830
                                                                            -------------
          PENNSYLVANIA 5.1%
  2,000   Allegheny Cnty, PA Hosp Dev Hlth Sys
          Ser B                                          9.250   11/15/15       2,393,140
  2,000   Allegheny Cnty, PA Hosp Dev Hlth Sys
          Ser B                                          9.250   11/15/22       2,389,960
  2,000   Allegheny Cnty, PA Hosp Dev Hlth Sys
          Ser B                                          9.250   11/15/30       2,381,440
  2,000   Allegheny Cnty, PA Indl Dev Auth
          Lease Rev (AMT)                                6.625   09/01/24       1,926,480
  2,000   Allegheny Cnty, PA Hosp Dev OH Vly
          Gen Hosp Proj Ser A                            5.125   04/01/35       2,015,080
  1,500   Allegheny Cnty, PA Redev Auth
          Pittsburgh Mills Proj                          5.600   07/01/23       1,568,475
  6,000   Beaver Cnty, PA Indl Dev Auth Pollutn
          Ctl Rev Coll Toledo Edison Co Proj
          Ser A Rfdg                                     7.750   05/01/20       6,133,140
  1,000   Berks Cnty, PA Muni Auth Rev Phoebe
          Berks Vlg Inc Proj Rfdg (Prerefunded
          @ 05/15/06)                                    7.700   05/15/22       1,034,890
  1,500   Bucks Cnty, PA Indl Dev Auth
          Retirement Cmnty Rev Ann's Choice Inc
          Fac Ser A                                      6.125   01/01/25       1,557,090
  1,250   Bucks Cnty, PA Indl Dev Auth
          Retirement Cmnty Rev Ann's Choice Inc
          Fac Ser A                                      6.250   01/01/35       1,294,500
  1,000   Bucks Cnty, PA Indl Dev Auth Rev
          First Mtg Hlthcare Fac Chandler                6.200   05/01/19       1,028,990
  1,500   Chester Cnty, PA Hlth & Ed Fac
          Chester Cnty Hosp Ser A                        6.750   07/01/31       1,649,640
  2,000   Cumberland Cnty, PA Indl Dev Auth Rev
          First Mtg Woods Cedar Run Ser A Rfdg
          (b)                                            6.500   11/01/28         742,080
  3,000   Dauphin Cnty, PA Gen Auth Rev Office
          & Pkg Riverfront Office                        6.000   01/01/25       2,800,530
  2,200   Indiana Cnty, PA Indl Dev Auth PSEG
          Pwr LLC Proj Rfdg (AMT)                        5.850   06/01/27       2,312,464
  1,000   Lancaster Cnty, PA Hosp Auth Rev Hlth
          Ctr Saint Anne's Home                          6.625   04/01/28       1,038,080
  1,200   Lehigh Cnty, PA Gen Purp Auth First
          Mtg Bible Fellowship Church                    7.625   11/01/21       1,329,144
  3,000   Lehigh Cnty, PA Gen Purp Auth Rev
          Good Shepherd Group Ser A                      5.500   11/01/24       3,168,390
  3,585   Lehigh Cnty, PA Gen Purp Auth Rev
          Kidspeace Oblig Grp (c)                        6.200   11/01/14       3,546,282
  5,500   Lehigh Cnty, PA Gen Purp Auth Rev
          Kidspeace Oblig Grp Rfdg                       6.000   11/01/23       5,307,060
  1,000   Lehigh Cnty, PA Indl Dev Auth Hlth
          Fac Rev Lifepath Inc Proj                      6.100   06/01/18         959,630
  1,085   Montgomery Cnty, PA Indl Dev Auth Rev
          Mtg Whitemarsh Cont Care Proj                  6.000   02/01/21       1,137,557
  4,500   Montgomery Cnty, PA Indl Dev Auth Rev
          Mtg Whitemarsh Cont Care Proj                  6.250   02/01/35       4,725,405
  1,390   Northeastern PA Hosp & Ed Auth
          Hlthcare Rev                                   7.125   10/01/29       1,433,938
  1,690   Northeastern PA Hosp & Ed Auth
          Hlthcare Rev Oakwood Ter Proj
          (Acquired 12/27/05, Cost $1,690,000)
          (a) (c)                                        6.500   10/01/32       1,691,149
  1,500   Pennsylvania Econ Dev Fin Auth
          Reliant Energy Ser A (AMT)                     6.750   12/01/36       1,602,255
  3,000   Pennsylvania Econ Dev Fin Auth
          Reliant Energy Seward Ser A (AMT)              6.750   12/01/36       3,204,510

    980   Pennsylvania St Higher Ed Student
          Assn Inc Proj Ser A                            6.750   09/01/32       1,030,127
  6,400   Philadelphia, PA Arpt Rev Ser A (AMT)
          (MBIA Insd)                                    4.750   06/15/35       6,317,888
  2,150   Philadelphia, PA Auth Indl Dev Rev
          Coml Dev Rfdg                                  7.750   12/01/17       2,175,822
  4,105   Philadelphia, PA Gas Wks Rev Drivers
          Ser 384 (Inverse Fltg) (Acquired
          01/20/04, Cost $4,956,436)
          (FSA Insd) (a)                                 6.911   07/01/11       4,739,674
  1,925   Philadelphia, PA Hosp & Higher Ed Fac
          Auth Rev Centralized Comp Human Svc
          Ser A                                          6.125   01/01/13       1,913,662
  1,500   Scranton Lackawanna, PA Hlth &
          Welfare Auth Rev Rfdg (Prerefunded @
          01/15/07)                                      7.250   01/15/17       1,583,295
  2,000   Scranton Lackawanna, PA Hlth &
          Welfare Auth Rev Rfdg (Prerefunded @
          01/15/07)                                      7.350   01/15/22       2,113,080
  1,500   Westmoreland Cnty, PA Indl Dev
          Hlthcare Fac Redstone Ser B
          (Prerefunded @ 11/15/10)                       8.000   11/15/23       1,793,295
                                                                            -------------
                                                                               82,038,142
                                                                            -------------
          RHODE ISLAND 0.4%
  1,825   Rhode Island St Econ Dev Corp Rev
          Oblig Providence Pl                            7.250   07/01/20       1,873,837
  1,000   Rhode Island St Hlth & Ed Hosp Fin
          Ser A                                          6.000   09/15/33       1,020,000
  3,000   Tobacco Settlement Fin Corp RI Asset
          Bkd Ser A                                      6.000   06/01/23       3,148,590
                                                                            -------------
                                                                                6,042,427
                                                                            -------------
          SOUTH CAROLINA 1.4%
  3,000   South Carolina Jobs Econ Dev Auth
          Econ Dev Rev Westminster Impt & Rfdg           5.375   11/15/30       2,981,490
  1,570   South Carolina Jobs Econ Dev Auth
          Hosp Fac Rev Palmetto Hlth
          Alliance Ser A Impt & Rfdg                     6.250   08/01/31       1,751,790
  2,965   South Carolina Jobs Econ Dev Auth
          Student Hdg Rev Drivers Ser 650
          (Inverse Fltg) (Acquired 12/17/04,
          Cost $3,437,858) (MBIA Insd) (a) (c)           6.911   08/01/12       3,496,150
  1,000   South Carolina Jobs Econ Dev
          Episcopal Home Still Proj A                    6.000   05/15/17       1,027,310
  2,000   South Carolina Jobs Econ Dev First
          Mtg Westley Com Proj                           7.750   10/01/24       2,190,200
  4,500   South Carolina Jobs Econ Dev First
          Mtg Westley Com Proj                           8.000   10/01/31       4,954,365
  3,000   Tobacco Settlement Rev Mgmt Auth SC
          Tob Settlement Rev Ser B                       6.375   05/15/28       3,214,380
  3,165   Tobacco Settlement Rev Mgmt Auth SC
          Tob Settlement Rev Ser B                       6.375   05/15/30       3,559,391
                                                                            -------------
                                                                               23,175,076
                                                                            -------------
          SOUTH DAKOTA 0.5%
  1,010   Keystone, SD Econ Dev Rev Wtr Quality
          Mgmt Corp Ser A (AMT)                          6.000   12/15/18       1,015,999
  5,440   Sioux Falls, SD Multi-Family Hsg Inn
          Westport Proj Ser A (Acquired
          01/26/04 to 04/27/05, Cost $5,613,880) (a)     7.500   12/01/34       5,611,578
  1,050   South Dakota St Hlth & Ed Fac Auth
          Rev Sioux Vly Hosp & Hlth Sys Ser A            5.250   11/01/34       1,097,870
                                                                            -------------
                                                                                7,725,447
                                                                            -------------
          TENNESSEE 1.0%
  3,000   Elizabethton, TN Hlth & Ed Fac Brd
          Rev Rfdg (MBIA Insd)                           7.750   07/01/29       3,690,570
  1,000   Johnson City, TN Hlth & Ed Fac Brd
          Hosp Rev First Mtg Mtn States Hlth
          Ser A Rfdg                                     7.500   07/01/33       1,176,580
  1,000   Johnson City, TN Hlth & Ed Fac Brd
          Retirement Fac Rev Appalachian
          Christian Vlg Proj Ser A                       6.250   02/15/32       1,026,140
  1,000   Shelby Cnty, TN Hlth & Ed Germantown
          Vlg Ser A                                      7.000   12/01/23       1,024,910
  1,000   Shelby Cnty, TN Hlth & Ed Germantown
          Vlg Ser A                                      7.250   12/01/34       1,027,620
  5,130   Sullivan Cnty, TN Hlth Ed & Hsg Fac
          Brd Rev (c)                                    8.410   11/01/19       5,286,362

  2,725   Trenton, TN Hlth & Ed Fac Brd Rev Inc
          Proj Ser A (Acquired 06/08/89, Cost
          $2,725,000) (a) (c)                           10.000   11/01/19       2,916,540
  1,160   Trenton, TN Hlth & Ed Fac Brd Rev Inc
          Proj Ser B (Acquired 06/08/89, Cost
          $1,160,000) (a) (b) (c)                       10.000   11/01/20         123,180
                                                                            -------------
                                                                               16,271,902
                                                                            -------------
          TEXAS 8.3%
    435   Abia Dev Corp TX Arpt Fac Rev Austin
          Belly Port Dev LLC Proj Ser A (AMT)            6.250   10/01/08         435,544
  3,000   Abia Dev Corp TX Arpt Fac Rev Austin
          Belly Port Dev LLC Proj Ser A (AMT)            6.500   10/01/23       2,898,630
  1,000   Atlanta, TX Hosp Auth Fac Rev                  6.700   08/01/19       1,043,370
  2,035   Atlanta, TX Hosp Auth Fac Rev                  6.750   08/01/29       2,089,904
  1,000   Austin-Bergstorm Landhost Enterprises
          Inc TX Arpt Hotel Sr Ser A (g)                 4.450   04/01/27         582,970
    990   Bexar Cnty, TX Hsg Fin Corp
          Multi-Family Hsg Rev Woodland Ridge
          Apt Proj Ser A (AMT)                           7.000   01/01/39         996,306
  2,000   Brazos Cnty, TX Hlth Fac Dev Oblig Grp         5.375   01/01/32       2,069,620
    735   Comal Cnty, TX Hlth Fac Dev Hlthcare
          Sys McKenna Mem Proj Ser A                     6.250   02/01/32         781,783
  1,825   Dallas Cnty, TX Flood Ctl Dist No 1
          Cap Apprec Rfdg (Acquired 08/28/89,
          Cost $660,829) (a)                                 *   08/01/11       1,360,720
  3,445   Dallas Cnty, TX Flood Ctl Dist No 1
          Rfdg                                           7.250   04/01/32       3,619,455
  4,305   Dallas Cnty, TX Flood Ctl Dist Rfdg
          (c)                                            6.750   04/01/16       4,555,293
  2,970   Dallas, TX Wtrwks & Swr Sys Rev Rfdg
          (Prerefunded @ 10/01/10)                       5.750   10/01/17       3,262,129
  2,500   Decatur, TX Hosp Auth Hosp Wise Regl
          Hlth Sys Ser A                                 7.000   09/01/25       2,708,975
  3,500   Decatur, TX Hosp Auth Hosp Wise Regl
          Hlth Sys Ser A                                 7.125   09/01/34       3,795,715
  1,500   Grand Prairie, TX Hsg Fin Corp Indpt
          Sr Living Ctr Rev                              7.500   07/01/17       1,571,040
  3,000   Grand Prairie, TX Hsg Fin Corp Indpt
          Sr Living Ctr Rev                              7.750   01/01/34       3,140,760
  6,400   Houston, TX Arpt Sys Rev Spl Fac
          Contl Airl Ser B (AMT)                         6.125   07/15/17       5,993,984
    500   Houston, TX Arpt Sys Rev Spl Fac
          Contl Airl Ser C (AMT)                         5.700   07/15/29         400,720
 22,130   Houston, TX Arpt Sys Rev Spl Fac
          Contl Airl Ser E (AMT) (d)                     6.750   07/01/21      21,570,775
  5,655   Houston, TX Arpt Sys Rev Spl Fac
          Contl Airl Ser E (AMT)                         6.750   07/01/29       5,486,764
  1,750   Houston, TX Arpt Sys Rev Sub Lien Ser
          A (AMT) (FSA Insd)                             5.125   07/01/32       1,787,713
  3,000   Houston, TX Hlth Fac Dev Corp
          Buckingham Sr Living Cmnty Ser A               7.125   02/15/34       3,300,660
  3,750   Kerrville, TX Hlth Fac Dev Corp Hosp
          Rev Sid Peterson Mem Hosp Proj                 5.375   08/15/35       3,826,350
  3,750   Lower CO River Auth TX Rev Ser A Rfdg
          (Inverse Fltg) (Acquired 10/20/99,
          Cost $3,784,875) (FSA Insd) (a)                7.377   05/15/15       4,378,763
  8,880   Lower CO River Auth TX Rev Ser A Rfdg
          (Inverse Fltg) (Acquired 10/20/99,
          Cost $9,073,939) (FSA Insd) (a)                7.377   05/15/14      10,333,478
  1,445   Lubbock, TX Hlth Fac Dev Corp Rev
          First Mtg Carillon Proj Ser A
          (Prerefunded @ 07/01/09) (g)                   4.000   07/01/19       1,557,248
 10,000   Lubbock, TX Hlth Fac Dev Corp Rev
          First Mtg Carillon Proj A Rfdg                 6.625   07/01/36       9,946,800
  2,255   Meadow Parc Dev Inc TX Multi-Family
          Rev Hsg Meadow Parc Apt Proj                   6.500   12/01/30       2,281,338
  1,250   Mesquite, TX Hlth Fac Dev C
          Retirement Fac Christian Care                  5.500   02/15/25       1,297,600
  1,000   Mesquite, TX Hlth Fac Dev C
          Retirement Fac Christian Care                  5.625   02/15/35       1,031,630

  2,500   Metropolitan Hlth Fac Dev Corp TX
          Wilson N Jones Mem Hosp Proj                   7.250   01/01/31       2,587,375
  2,755   Midlothian, TX Dev Auth Tax Increment
          Contract Rev                                   6.700   11/15/23       2,837,292
  2,000   Midlothian, TX Dev Auth Tax Increment
          Contract Rev                                   7.875   11/15/26       2,200,480
  1,500   Midlothian, TX Dev Auth Tax Increment
          Contract Rev (Acquired 12/02/04, Cost
          $1,500,000) (a)                                6.200   11/15/29       1,509,600
  1,000   Richardson, TX Hosp Auth Rev Baylor &
          Richardson Impt & Rfdg                         5.625   12/01/28       1,031,300
    250   San Antonio, TX Hlth Fac Dev Corp Rev
          Encore Nursing Ctr Part                        8.250   12/01/19         250,150
  1,350   Texas St Dept Hsg & Cmnty Affairs
          Home Mtg Rev (AMT) (GNMA
          Collateralized)                                6.900   07/02/24       1,369,926
  1,675   Texas St Pub Fin Auth Sch Excellence
          Ed Proj Ser A (Acquired 12/02/04,
          Cost $1,654,197) (a)                           7.000   12/01/34       1,739,504
  1,500   Texas St Student Hsg Corp MSU Proj
          Midwestn St Univ                               6.500   09/01/34       1,588,305
  2,950   Tomball, TX Hosp Auth Rev Hosp
          Tomball Regl Hosp                              6.000   07/01/29       3,064,195
  1,000   Travis Cnty, TX Hlth Fac Dev Corp
          Retirement Fac Rev Querencia Barton
          Creek Proj                                     5.500   11/15/25         986,850
  2,950   Travis Cnty, TX Hlth Fac Dev Corp
          Retirement Fac Rev Querencia Barton
          Creek Proj                                     5.650   11/15/35       2,922,890
    945   Wichita Cnty, TX Hlth Fac Rolling
          Meadows Fac Ser A Rfdg                         6.250   01/01/28         962,010
  2,500   Woodhill Pub Fac Corp TX Hsg-Woodhill
          Apt Proj                                       7.500   12/01/29       2,436,175
                                                                            -------------
                                                                              133,592,089
                                                                            -------------
          UTAH 0.2%
  1,000   Hildale, UT Elec Rev Gas Turbine Elec
          Fac Proj (b)                                   7.800   09/01/15         335,000
  1,165   Hildale, UT Elec Rev Gas Turbine Elec
          Fac Proj (b)                                   8.000   09/01/20         390,275
  1,000   Hildale, UT Elec Rev Gas Turbine Elec
          Fac Proj (b)                                   7.800   09/01/25         335,000
  2,395   Utah St Hsg Fin Agy Rev RHA Cmnty Svc
          Proj Ser A                                     6.875   07/01/27       2,424,938
     35   Utah St Hsg Fin Agy Single Family Mtg
          Mezz A1 (AMBAC Insd)                           6.100   07/01/13          35,747
                                                                            -------------
                                                                                3,520,960
                                                                            -------------
          VERMONT 0.2%
  1,000   Vermont Ed & Hlth Bldg Fin Agy Rev
          Bennington College Proj                        6.625   10/01/29       1,036,710
  1,910   Vermont Ed & Hlth Bldg Fin Agy Rev
          Hlthcare Fac Copley Manor Proj                 6.500   04/01/33       1,831,117
  1,000   Vermont Ed & Hlth Bldg Fin Agy Rev VT
          Council Dev Mental Hlth Ser A                  6.000   12/15/09       1,060,760
                                                                            -------------
                                                                                3,928,587
                                                                            -------------
          VIRGINIA 1.8%
  4,000   Albemarle Cnty, VA Indl Dev Auth Ed
          Fac Rev Covenant Sch Inc Ser A                 7.750   07/15/32       4,440,320
    930   Greensville Cnty, VA Indl Dev
          Wheeling Steel Proj Ser A (AMT)                7.000   04/01/14         848,997
  2,500   Henrico Cnty, VA Econ Dev Auth
          Residential Care Fac Rev Utd
          Methodist Ser A Rfdg                           6.500   06/01/22       2,679,550
  6,000   Peninsula Port Auth VA Residential
          Care Fac Rev VA Baptist Homes Ser A            7.375   12/01/32       6,694,080
  4,000   Roanoke Cnty, VA Indl Dev Auth Glebe
          Inc Ser A                                      6.300   07/01/35       4,124,640
  8,810   Tobacco Settlement Fin Corp VA Rites
          PA 1341 (Inverse Fltg) (Acquired
          12/07/05, Cost $8,844,888) (a)                 6.262   06/01/37       8,975,804
  1,700   Virginia Small Business Fin Auth Rev
          Indl Dev SIL Clean Wtr Proj (AMT)              7.250   11/01/24       1,723,256
                                                                            -------------
                                                                               29,486,647
                                                                            -------------

          WASHINGTON 1.0%
  1,000   King Cnty, WA Pub Hosp Dist No 004
          Snoqualmie Vly Hosp                            7.250   12/01/15       1,067,380
  8,830   Tobacco Settlement Auth WA Asset Bkd
          (Inverse Fltg)                                 6.625   06/01/32       9,536,753
  5,000   Washington St Hlthcare Fac Overlake
          Hosp Med Ctr Ser B (ACA Insd)                  5.000   07/01/38       5,031,950
                                                                            -------------
                                                                               15,636,083
                                                                            -------------
          WISCONSIN 1.1%
    800   Baldwin, WI Hosp Rev Mtg Ser A                 6.125   12/01/18         805,192
  1,000   Baldwin, WI Hosp Rev Mtg Ser A                 6.375   12/01/28       1,007,360
  1,745   Milwaukee, WI Rev Sr Air Cargo (AMT)           6.500   01/01/25       1,840,626
    750   Wisconsin Hlth & Ed Fac Eastcastle Pl
          Inc Proj                                       6.000   12/01/24         769,448
  2,000   Wisconsin St Hlth & Ed Fac Auth Rev
          Aurora Hlthcare Inc Ser A                      5.600   02/15/29       2,054,820
  3,000   Wisconsin St Hlth & Ed Fac Auth Rev
          Milwaukee Catholic Home Inc Proj               7.500   07/01/26       3,076,950
  1,000   Wisconsin St Hlth & Ed Fac Auth Rev
          Oakwood Vlg Proj Ser A                         7.625   08/15/30       1,097,670
  1,500   Wisconsin St Hlth & Ed Fac Beaver Dam
          Cmnty Hosp Inc Ser A                           6.750   08/15/34       1,629,420
  1,000   Wisconsin St Hlth & Ed Fac Divine
          Savior Hlthcare Ser C                          7.500   05/01/32       1,096,720
  2,000   Wisconsin St Hlth & Ed Fac Fort
          Hlthcare Inc Proj                              6.100   05/01/34       2,163,620
  1,500   Wisconsin St Hlth & Ed Fac Southwest
          Hlth Ctr Ser A                                 6.125   04/01/24       1,534,410
                                                                            -------------
                                                                               17,076,236
                                                                            -------------
          WYOMING 0.4%
  4,000   Sweetwater Cnty, WY Solid Waste Disp
          Rev FMC Corp Proj Rfdg (AMT)                   5.600   12/01/35       4,057,240
  1,500   Teton Cnty, WY Hosp Dist Hosp Saint
          Johns Med Ctr                                  6.750   12/01/27       1,561,920
                                                                            -------------
                                                                                5,619,160
                                                                            -------------
          PUERTO RICO 1.6%
 20,000   Puerto Rico Comwlth Hwy & Trans Auth
          Trans Rev Ser K                                5.000   07/01/40      20,015,000
    465   Puerto Rico Port Auth Rev Spl Fac
          Amern Airl Ser A (AMT)                         6.250   06/01/26         351,303
  5,000   Puerto Rico Pub Bldg Auth Rev Govt
          Fac Ser I                                      5.250   07/01/33       5,152,050
                                                                            -------------
                                                                               25,518,353
                                                                            -------------
          U. S. VIRGIN ISLANDS 0.2%
  2,500   Northern Mariana Islands Ser A                 7.375   06/01/30       2,700,325
  1,000   Virgin Islands Pub Fin Auth Resr
          Secd-Hovensa Refinery (AMT)                    5.875   07/01/22       1,084,860
                                                                            -------------
                                                                                3,785,185
                                                                            -------------
TOTAL MUNICIPAL BONDS 99.5%                                                 1,597,436,868
                                                                            -------------

                                             NUMBER OF
DESCRIPTION                                    SHARES         VALUE
-----------                                  ---------   --------------
EQUITY 0.0%
GMT Holdings, LLC (h)                          2,240     $            0
                                                         --------------
TOTAL LONG-TERM INVESTMENTS 99.5%
   (Cost $1,556,370,210)                                  1,597,436,868
SHORT-TERM INVESTMENTS 0.1%
   (Cost $2,140,000)                                          2,140,000
                                                         --------------

TOTAL INVESTMENTS 99.6%
   (Cost $1,558,510,210)                                  1,599,576,868
OTHER ASSETS IN EXCESS OF LIABILITIES 0.4%                    6,748,717
                                                         --------------
NET ASSETS 100.0%                                        $1,606,325,585
                                                         --------------

     Percentages are calculated as a percentage of net assets.

*    Zero coupon bond

(a) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 13.6% of net assets.

(b)  Non-income producing security.

(c)  The Fund owns 100% of the bond issuance.

(d)  Securities purchased on a when-issued or delayed delivery basis.

(e) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(f)  Payment-in-kind security.

(g)  Interest is accruing at less than the stated coupon.

(h) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

ACA   - American Capital Access

AMBAC - AMBAC Indemnity Corp.

AMT   - Alternative Minimum Tax

FGIC  - Financial Guaranty Insurance Co.

FSA   - Financial Security Assurance Inc.

GNMA  - Government National Mortgage Association

MBIA  - Municipal Bond Investors Assurance Corp.

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Tax Free Trust


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 9, 2006


By: /s/ Phillip G. Goff
    ---------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: February 9, 2006